UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Absolute Return 100 and 300 Funds

The funds' portfolios	100 FUND		300 FUND
7/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES(a)	100 Fund 27.7%		300 Fund 45.0%

	Principal amount	Value	Principal amount	Value

Banc of America Commercial Mortgage,
Inc.
Ser. 08-1, Class A3, 6.147s, 2014	$289,000	$314,944	$2,923,000	$3,185,402
FRB Ser. 07-4, Class A3, 5.811s, 2051	965,000	1,011,899	4,015,000	4,210,129
Ser. 07-2, Class A2, 5.634s, 2049	1,166,000	1,204,270	4,100,000	4,234,569
Ser. 07-5, Class A3, 5.62s, 2051	184,000	193,497	596,000	626,761
Ser. 06-4, Class A2, 5.522s, 2046	1,436,000	1,469,187	5,773,000	5,906,416
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,358,000	1,374,476	4,889,000	4,948,314
Ser. 06-5, Class A2, 5.317s, 2047	403,000	421,591	1,757,000	1,838,051
Ser. 06-6, Class A2, 5.309s, 2045	1,299,000	1,327,306	4,682,600	4,784,637
Ser. 07-1, Class XW, IO, 0.287s, 2049	1,614,002	22,738	7,662,583	107,952
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.747s, 2035	843,213	7,663	4,002,680	36,378
Ser. 04-4, Class XC, IO, 0.273s, 2042	2,230,532	36,526	10,589,546	173,410
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.29s, 2037	431,756	280,642	1,762,128	1,145,383
Bear Stearns Alternate Trust FRB Ser.
06-2, Class 24A1, 5.68s, 2036	168,523	107,012	3,195,781	2,029,321
Bear Stearns Alternate Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.855s, 2046	1,011,172	657,262	3,559,127	2,313,432
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 5.735s, 2047	1,072,354	657,403	4,511,031	2,765,473
Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1,
0.629s, 2037	191,281	98,510	949,104	488,789
Bear Stearns Commercial Mortgage
Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.665s, 2040	581,000	604,571	1,419,000	1,476,569
Ser. 07-PW18, Class A2, 5.613s, 2050	173,000	180,631	656,000	684,935
Ser. 06-PW13, Class A2, 5.426s, 2041	372,000	380,761	3,407,000	3,487,236
Ser. 06-PW11, Class A2, 5.408s, 2039	313,000	316,410	747,000	755,138
Ser. 05-PWR9, Class A2, 4.735s, 2042	134,552	135,774	638,427	644,224
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.474s, 2037	85,035	58,069	432,359	295,254
Citigroup Commercial Mortgage Trust FRB
Ser. 08-C7, Class A2B, 6.091s, 2049	1,165,000	1,237,507	3,189,000	3,387,475
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-6, Class 1A3A, 5.493s, 2046	105,681	59,182	374,206	209,555
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	537,000	568,804	1,766,000	1,870,591
Ser. 06-CD2, Class A2, 5.408s, 2046	660,000	666,209	3,522,000	3,555,132
Ser. 07-CD4, Class A2B, 5.205s, 2049	1,402,000	1,455,368	5,508,000	5,717,666
Commercial Mortgage Pass-Through
Certificates
Ser. 07-C9, Class A2, FRB 5.811s, 2049	--	--	989,000	1,032,023
Ser. 06-C8, Class A2B, 5.248s, 2046	152,000	156,976	502,000	518,433
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A5, 6s, 2037	--	--	993,247	675,408
Ser. 06-41CB, Class 1A7, 6s, 2037	254,246	178,608	1,139,022	800,163
Ser. 06-2CB, Class A11, 6s, 2036	45,401	29,823	179,788	118,098
Ser. 05-80CB, Class 2A1, 6s, 2036	40,442	29,422	267,245	194,421
Ser. 05-50CB, Class 3A1, 6s, 2035	173,258	108,754	827,579	519,472
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037	191,673	145,672	1,075,332	817,253
FRB Ser. 07-HY4, Class 4A1, 5.712s, 2047	--	--	901,074	622,688
FRB Ser. 05-9CB, Class 1A1, 0.829s, 2035	156,915	112,926	828,311	596,105
FRB Ser. 06-23CBC, Class 2A5, 0.729s,
2036	107,355	53,141	327,318	162,022
FRB Ser. 06-18CB, Class A7, 0.679s, 2036	279,779	162,272	1,133,989	657,714
FRB Ser. 06-24CB, Class A13, 0.679s,
2036	--	--	888,944	545,867
Countrywide Home Loans FRB Ser.
06-HYB2, Class 2A1B, 5.326s, 2036	567,488	374,542	2,567,563	1,694,592
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.561s,
2035	221,450	31,687	1,122,134	160,566
Ser. 04-R2, Class 1AS, IO, 5.558s, 2034	1,151,360	163,605	--	--
Ser. 06-R1, Class AS, IO, 5.537s, 2036	2,008,956	217,218	8,685,520	939,122
Ser. 05-R3, Class AS, IO, 5.456s, 2035	1,681,459	207,030	6,305,183	776,326
Ser. 05-R2, Class 1AS, IO, 5.23s, 2035	1,711,017	226,034	6,690,813	883,889
FRB Ser. 04-R2, Class 1AF1, 0.749s, 2034	908,820	754,309	--	--
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.215s, 2041	935,000	976,158	2,619,800	2,735,122
Ser. 07-1, Class 1A1A, 5.942s, 2037	97,065	56,297	259,449	150,481
FRB Ser. 07-C4, Class A2, 5.83s, 2039	43,000	45,047	247,000	258,758
FRB Ser. 06-C3, Class A2, 5.825s, 2038	--	--	671,000	683,048
FRB Ser. 07-C3, Class A2, 5.722s, 2039
(FWC)	821,000	851,043	2,889,000	2,994,717
Ser. 07-C5, Class A2, 5.589s, 2040 (F)	344,000	356,246	2,089,000	2,163,366
Ser. 07-C2, Class A2, 5.448s, 2049	405,000	414,938	3,946,000	4,042,830
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	321,000	332,301	1,840,000	1,904,778
CS First Boston Mortgage Securities
Corp. 144A
Ser. 03-C3, Class AX, IO, 1.739s, 2038	19,850,553	787,640	70,753,065	2,807,375
Ser. 04-C4, Class AX, IO, 0.385s, 2039	910,480	20,155	4,321,797	95,669
Ser. 05-C1, Class AX, IO, 0.154s, 2038	32,143,311	323,317	118,696,365	1,193,919
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	88,506	93,299	309,772	326,548
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.519s, 2037	233,667	129,685	681,127	378,025
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 3ASI, IO, 7.171s,
2043	115,705	22,833	433,895	85,625
Ser. T-8, Class A9, IO, 0.516s, 2028	264,307	4,410	756,046	12,614
Ser. T-59, Class 1AX, IO, 0.27s, 2043	575,481	6,331	1,645,914	18,106
Ser. T-48, Class A2, IO, 0.212s, 2033	785,440	6,813	2,246,836	19,489
FRB Ser. T-54, Class 2A, IO, zero %,
2043	328,327	39	939,270	112
Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.285s, 2031	588,240	831,830	2,875,253	4,065,900
IFB Ser. 05-74, Class NK, 25.856s, 2035	--	--	142,228	214,470
IFB Ser. 05-74, Class DM, 23.178s, 2035	119,133	181,303	546,931	832,347
IFB Ser. 06-86, Class SY, 22.811s, 2036	560,806	730,219	2,861,297	3,725,663
IFB Ser. 05-95, Class OP, 19.34s, 2035	--	--	287,458	417,723
IFB Ser. 03-W6, Class 4S, IO, 7.271s,
2042	--	--	1,307,243	239,487
IFB Ser. 04-W2, Class 1A3S, IO, 6.821s,
2044	34,689	3,469	99,367	9,937
IFB Ser. 03-34, Class WS, IO, 6.671s,
2029	84,429	9,217	523,640	57,165
IFB Ser. 07-28, Class SE, IO, 6.421s,
2037	1,992,959	306,473	9,977,876	1,534,378
IFB Ser. 05-90, Class GS, IO, 6.421s,
2035	55,608	8,923	325,994	52,312
IFB Ser. 05-18, Class SK, IO, 6.421s,

2035	49,951	4,542	294,121	26,742
IFB Ser. 06-123, Class CI, IO, 6.411s,
2037	866,442	135,884	--	--
IFB Ser. 05-59, Class KS, IO, 6.371s,
2035	4,275,200	688,879	12,694,627	2,045,532
IFB Ser. 05-29, Class SY, IO, 6.371s,
2035	956,654	168,259	4,950,749	870,753
IFB Ser. 05-57, Class CI, IO, 6.371s,
2035	1,612,727	245,035	7,496,889	1,139,064
IFB Ser. 05-5, Class SD, IO, 6.371s,
2035	--	--	3,299,423	488,843
IFB Ser. 05-104, Class SI, IO, 6.371s,
2033	359,847	50,623	1,741,251	244,956
IFB Ser. 05-73, Class SD, IO, 6.351s,
2035	--	--	133,756	24,638
IFB Ser. 08-10, Class PI, IO, 6.321s,
2037	308,555	31,127	1,211,658	122,232
IFB Ser. 05-51, Class WS, IO, 6.301s,
2035	87,510	14,072	359,597	57,823
IFB Ser. 06-36, Class PS, IO, 6.271s,
2036	120,714	19,391	550,893	88,496
IFB Ser. 10-27, Class BS, IO, 6.121s,
2040	1,163,665	177,350	11,160,910	1,700,991
IFB Ser. 09-70, Class SI, IO, 6.121s,
2036	1,816,198	188,903	4,565,949	474,904
IFB Ser. 07-30, Class OI, IO, 6.111s,
2037	--	--	3,924,164	603,968
IFB Ser. 06-123, Class LI, IO, 5.991s,
2037	924,205	131,376	3,887,437	552,599
IFB Ser. 08-11, Class SC, IO, 5.951s,
2038	77,027	11,006	384,365	54,922
IFB Ser. 10-2, Class MS, IO, 5.921s,
2050	766,159	78,115	1,925,868	196,355
IFB Ser. 09-88, Class SA, IO, 5.871s,
2039	114,664	14,144	447,613	55,213
IFB Ser. 07-39, Class AI, IO, 5.791s,
2037	--	--	3,549,743	466,862
IFB Ser. 09-47, Class SA, IO, 5.771s,
2039	969,351	98,160	3,806,129	385,421
IFB Ser. 09-12, Class DI, IO, 5.701s,
2037	--	--	10,232,094	1,436,177
IFB Ser. 04-46, Class PJ, IO, 5.671s,
2034	--	--	7,132,815	905,868
Ser. 06-W2, Class 1AS, IO, 5.664s, 2036	294,106	31,984	588,212	63,968
Ser. 06-W3, Class 1AS, IO, 5.66s, 2046	165,273	25,008	418,207	63,279
Ser. 07-W1, Class 1AS, IO, 5.403s, 2046	571,766	80,604	1,142,987	161,132
Ser. 10-21, Class IP, IO, 5s, 2039	--	--	1,614,490	219,571
IFB Ser. 05-W2, Class A2, IO, 4.881s,
2035	551,311	64,193	2,067,803	240,768
Class AI, IO, 4 1/2s, 2017 (FWC)	4,125,000	415,078	22,312,000	2,245,145
Ser. 03-W12, Class 2, IO, 2.226s, 2043	187,404	16,607	950,179	84,200
Ser. 03-W12, Class 1IO2, IO, 1.984s,
2043	2,985,236	243,327	11,861,055	966,795
Ser. 03-W10, Class 1, IO, 1.704s, 2043	138,274	9,514	701,432	48,263
Ser. 03-W8, Class 12, IO, 1.639s, 2042	133,550	9,043	677,590	45,881
Ser. 98-W5, Class X, IO, 1.396s, 2028	192,509	9,729	550,688	27,829
Ser. 98-W2, Class X, IO, 1.244s, 2028	454,074	24,180	1,298,933	69,171
Ser. 03-W17, Class 12, IO, 1.142s, 2033	708,176	31,868	3,590,992	161,595
FRB Ser. 07-80, Class F, 1.029s, 2037	--	--	43,001	42,979
FRB Ser. 06-3, Class FY, 0.829s, 2036	34,512	34,467	148,082	147,890
Ser. 03-T2, Class 2, IO, 0.811s, 2042	2,695,912	79,777	11,942,833	353,408
Ser. 01-T12, Class IO, 0.565s, 2041	1,744,990	41,006	8,848,130	207,926
Ser. 03-W1, Class 2A, IO, zero %, 2042	680,017	7	1,945,114	19
Ser. 07-44, Class CO, PO, zero %, 2037	--	--	277,503	259,421
Freddie Mac
IFB Ser. 2771, Class SV, 27.017s, 2034	607,547	929,215	3,051,712	4,667,451
IFB Ser. 2976, Class LC, 23.17s, 2035	63,523	98,466	291,601	452,005
IFB Ser. 2976, Class KL, 23.133s, 2035	120,951	185,153	651,321	997,048
IFB Ser. 2990, Class LB, 16.074s, 2034	--	--	665,634	883,163
IFB Ser. 3673, Class DS, 10.096s, 2040	359,855	363,903	1,944,330	1,966,204
IFB Ser. 3149, Class SE, IO, 6.809s,
2036	953,837	181,439	4,202,842	799,465
IFB Ser. 3151, Class SI, IO, 6.809s,
2036	162,428	31,899	789,806	155,107
IFB Ser. 3157, Class SA, IO, 6.809s,
2036	1,214,442	219,753	5,373,301	972,299
IFB Ser. 2645, Class ST, IO, 6.809s,
2031	2,593,317	171,937	11,286,442	748,291
IFB Ser. 3208, Class PS, IO, 6.759s,
2036	2,355,436	407,860	11,919,196	2,063,889
IFB Ser. 3050, Class SI, IO, 6.409s,
2034	1,334,178	227,844	5,324,960	909,369
IFB Ser. 3123, Class LI, IO, 6.359s,
2036	818,136	151,822	1,592,998	295,613
IFB Ser. 3117, Class SI, IO, 6.359s,
2036	1,255,618	212,082	8,655,027	1,461,888
IFB Ser. 2990, Class SE, IO, 6.359s,
2035	1,610,746	268,947	6,767,911	1,130,040
IFB Ser. 3107, Class DC, IO, 6.359s,
2035	2,897,994	482,980	12,867,594	2,144,513
IFB Ser. 3256, Class S, IO, 6.349s, 2036	1,060,677	171,015	--	--
IFB Ser. 3031, Class BI, IO, 6.349s,
2035	2,265,898	408,664	--	--
IFB Ser. 3398, Class SI, IO, 6.309s,
2036	--	--	5,296,490	648,079
IFB Ser. 2990, Class SR, IO, 6.309s,
2035	1,529,024	219,384	6,201,838	889,840
IFB Ser. 3231, Class SA, IO, 6.259s,
2036	--	--	6,245,151	893,837
IFB Ser. 3145, Class GI, IO, 6.259s,
2036	1,015,641	170,348	4,495,706	754,040
IFB Ser. 3114, Class GI, IO, 6.259s,
2036	--	--	2,249,500	402,236
IFB Ser. 3510, Class IB, IO, 6.259s,
2036	--	--	218,288	43,236
IFB Ser. 3055, Class MS, IO, 6.259s,
2035	1,939,005	303,765	7,868,906	1,232,743
IFB Ser. 2866, Class GS, IO, 6.259s,
2034	755,769	86,913	3,435,941	395,133
IFB Ser. 3652, Class CS, IO, 6.209s,
2040	2,075,899	350,360	11,766,836	1,985,949
IFB Ser. 3346, Class SC, IO, 6.209s,
2033	2,443,423	352,488	12,364,191	1,783,658
IFB Ser. 3346, Class SB, IO, 6.209s,
2033	895,811	128,540	4,079,345	585,345
IFB Ser. 3510, Class DI, IO, 6.139s,
2035	--	--	333,363	51,855
IFB Ser. 3631, Class PS, IO, 6.109s,
2040	167,766	25,763	3,246,275	498,512
IFB Ser. 3284, Class LI, IO, 6.099s,
2037	--	--	7,139,096	1,041,808
IFB Ser. 3261, Class SA, IO, 6.089s,
2037	1,020,294	151,177	4,473,173	662,790
IFB Ser. 3242, Class SD, IO, 5.949s,
2036	186,739	20,989	767,969	86,320
IFB Ser. 3631, Class SJ, IO, 5.899s,

2040	1,213,305	176,161	19,052,109	2,766,197
IFB Ser. 3617, Class BS, IO, 5.879s,
2039	646,208	76,434	3,263,140	385,968
IFB Ser. 3284, Class CI, IO, 5.779s,
2037	1,350,401	185,748	5,950,358	818,472
IFB Ser. 3476, Class S, IO, 5.759s, 2038	223,954	18,353	921,342	75,504
IFB Ser. 3303, Class SD, IO, 5.749s,
2037	--	--	5,367,379	706,061
IFB Ser. 3510, Class IC, IO, 5.739s,
2037	1,853,903	255,857	8,085,985	1,115,947
IFB Ser. 3309, Class SG, IO, 5.729s,
2037	--	--	4,803,397	592,169
IFB Ser. 3530, Class CS, IO, 5.709s,
2039	5,220,199	558,822	20,845,084	2,231,466
Ser. 2815, Class GS, 5.659s, 2034	--	--	4,871,054	633,186
Ser. 3645, Class ID, IO, 5s, 2040	145,409	21,586	957,040	142,073
Ser. 3632, Class CI, IO, 5s, 2038	192,514	29,578	1,264,299	194,247
Ser. 3626, Class DI, IO, 5s, 2037	146,744	12,112	965,285	79,675
Ser. 3653, Class CI, IO, 5s, 2036	3,933,030	390,550	17,170,224	1,705,003
Ser. 3623, Class CI, IO, 5s, 2036	131,420	11,815	864,968	77,761
Ser. 3663, Class BI, IO, 4 1/2s, 2024	3,095,653	266,616	17,052,659	1,468,677
FRB Ser. 2634, Class LF, 1.646s, 2033	7,439	7,448	27,774	27,806
FRB Ser. 3190, Class FL, 1.141s, 2032	--	--	30,094	30,107
FRB Ser. 3035, Class NF, 1.046s, 2035	44,022	44,014	182,999	182,965
FRB Ser. 3350, Class FK, 0.941s, 2037	24,781	24,784	36,428	36,433
FRB Ser. 3238, Class LK, zero %, 2036	348,917	332,452	--	--
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	973,000	1,001,282	3,126,000	3,216,863
Ser. 07-C1, Class A2, 5.417s, 2049	1,125,000	1,160,134	4,037,000	4,163,077
FRB Ser. 06-C1, Class A2, 5.335s, 2044	317,000	319,026	1,496,000	1,505,559
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.121s,
2043	5,891,566	45,124	27,970,278	214,227
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.662s,
2032	--	--	2,303,381	339,081
IFB Ser. 04-11, Class SB, IO, 6.862s,
2034	342,377	51,634	1,343,987	202,687
IFB Ser. 05-68, Class SN, IO, 6.859s,
2034	--	--	181,972	21,429
IFB Ser. 04-96, Class KS, IO, 6.662s,
2034	--	--	99,928	13,830
IFB Ser. 09-77, Class CS, IO, 6.659s,
2038	--	--	4,166,008	598,235
IFB Ser. 06-16, Class GS, IO, 6.652s,
2036	38,297	4,879	1,106,394	140,966
IFB Ser. 09-76, Class SA, IO, 6.559s,
2039	4,896,049	724,935	13,933,719	2,063,100
IFB Ser. 09-106, Class XI, IO, 6.462s,
2037	511,661	63,026	2,428,791	299,178
IFB Ser. 10-14, Class SB, IO, 6.462s,
2035	93,165	12,920	143,474	19,897
IFB Ser. 09-87, Class SI, IO, 6.412s,
2035	1,616,866	234,688	7,967,277	1,156,450
IFB Ser. 04-104, Class IS, IO, 6.412s,
2034	52,008	5,518	305,629	32,424
IFB Ser. 09-61, Class SA, IO, 6.362s,
2039	3,450,701	426,990	8,675,278	1,073,479
IFB Ser. 06-25, Class SI, IO, 6.362s,
2036	116,599	14,135	480,221	58,217
IFB Ser. 07-37, Class SU, IO, 6.349s,
2037	78,425	9,669	460,665	56,795
IFB Ser. 07-37, Class YS, IO, 6.329s,
2037	--	--	275,929	32,910
IFB Ser. 07-16, Class KU, IO, 6.312s,
2037	236,282	30,270	1,357,489	173,908
IFB Ser. 07-16, Class PU, IO, 6.312s,
2037	--	--	212,405	26,729
IFB Ser. 09-106, Class LP, IO, 6.272s,
2036	223,374	26,604	1,289,656	153,598
IFB Ser. 08-6, Class TI, IO, 6.259s,
2032	136,723	9,733	178,287	12,692
IFB Ser. 06-34, Class PS, IO, 6.252s,
2036	51,956	6,057	181,845	21,200
IFB Ser. 10-42, Class SP, IO, 6.212s,
2039	--	--	10,070,298	1,667,675
IFB Ser. 10-31, Class PS, IO, 6.212s,
2038	2,323,401	405,895	12,000,123	2,096,404
IFB Ser. 10-47, Class XN, IO, 6.209s,
2034	123,840	9,116	761,389	56,046
IFB Ser. 10-60, Class S, IO, 6.162s,
2040	--	--	5,977,812	890,216
IFB Ser. 10-53, Class SA, IO, 6.162s,
2039	454,703	65,915	2,303,608	333,936
IFB Ser. 09-104, Class KS, IO, 6.159s,
2039	--	--	750,026	88,590
IFB Ser. 10-47, Class UX, IO, 6.129s,
2037	597,177	76,558	3,266,406	418,753
IFB Ser. 09-101, Class SB, IO, 6.112s,
2039	--	--	8,633,116	1,106,852
IFB Ser. 07-35, Class KY, IO, 6.109s,
2037	5,143,974	537,185	27,964,389	2,920,321
IFB Ser. 09-102, Class SM, IO, 6.059s,
2039	797,235	89,564	4,939,922	554,969
IFB Ser. 05-65, Class SI, IO, 6.012s,
2035	83,040	9,421	421,855	47,859
IFB Ser. 08-40, Class SC, IO, 6.009s,
2038	2,040,797	286,115	8,574,907	1,202,180
IFB Ser. 09-102, Class SA, IO, 5.989s,
2039	392,108	52,199	1,539,723	204,976
IFB Ser. 09-92, Class SJ, IO, 5.979s,
2039	4,838,080	545,658	17,517,871	1,975,736
IFB Ser. 09-110, Class NS, IO, 5.962s,
2039	774,653	88,809	3,039,756	348,490
IFB Ser. 05-92, Class SP, IO, 5.962s,
2035	185,768	15,560	1,222,710	102,414
IFB Ser. 09-92, Class SL, IO, 5.959s,
2039	1,188,339	125,215	4,665,686	491,623
IFB Ser. 09-58, Class AS, IO, 5.912s,
2039	4,577,239	561,993	29,019,971	3,563,072
IFB Ser. 09-88, Class SK, IO, 5.909s,
2039	1,041,207	96,629	4,086,262	379,226
IFB Ser. 09-61, Class WQ, IO, 5.909s,
2035	2,494,631	365,763	15,816,853	2,319,067
IFB Ser. 05-66, Class S, IO, 5.909s,
2035	141,013	20,962	928,577	138,033
IFB Ser. 04-83, Class CS, IO, 5.742s,
2034	124,359	13,784	730,722	80,993
IFB Ser. 09-50, Class SW, IO, 5.662s,
2039	126,778	12,569	497,411	49,313
IFB Ser. 09-106, Class ST, IO, 5.662s,
2038	1,884,012	199,555	10,862,315	1,150,536
IFB Ser. 04-41, Class SG, IO, 5.662s,
2034	71,599	2,853	363,502	14,482
IFB Ser. 10-68, Class MS, IO, 5.512s,
2040	--	--	6,928,986	901,732

IFB Ser. 10-14, Class SC, IO, 4.454s,
2035	134,997	20,057	555,988	82,603
IFB Ser. 09-106, Class WT, IO, 0.15s,
2037	163,350	454	623,997	1,735
Greenwich Capital Commercial Funding
Corp. Ser. 05-GG3, Class A2, 4.305s,
2042	383,461	389,775	874,550	888,950
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.808s, 2045	931,000	988,577	3,591,000	3,813,082
Ser. 06-GG6, Class A2, 5.506s, 2038	1,039,200	1,054,408	4,028,249	4,087,199
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.848s, 2040	1,704,876	28,235	8,092,307	134,018
GS Mortgage Securities Trust FRB Ser.
07-GG10, Class AAB, 5.808s, 2045	565,000	603,865	1,458,000	1,558,292
GSMPS Mortgage Loan Trust FRB Ser.
05-RP2, Class 1AF, 0.679s, 2035	161,145	133,750	641,397	532,360
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	--	--	657,082	597,944
Ser. 05-RP1, Class 1AS, IO, 5.651s, 2035	2,653,720	391,608	14,262,783	2,104,753
IFB Ser. 04-4, Class 1AS, IO, 5.519s,
2034	2,440,034	285,942	10,632,529	1,246,000
Ser. 98-2, IO, 0.888s, 2027	76,187	1,865	218,010	5,337
FRB Ser. 06-RP2, Class 1AF1, 0.729s,
2036	182,555	151,521	889,043	737,906
FRB Ser. 04-4, Class 1AF, 0.729s, 2034	172,387	144,805	773,523	649,759
FRB Ser. 05-RP3, Class 1AF, 0.679s, 2035	--	--	16,909	14,035
FRB Ser. 05-RP1, Class 1AF, 0.679s, 2035	74,324	62,432	407,664	342,438
Ser. 98-3, IO, 0.594s, 2027	94,843	2,017	271,219	5,768
Ser. 98-4, IO, 0.328s, 2026	98,724	3,249	282,468	9,295
Ser. 99-2, IO, 0.17s, 2027	125,966	1,680	360,189	4,804
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR3, Class 2A1A, 5.68s, 2036	--	--	1,872,239	1,006,328
FRB Ser. 06-AR5, Class 1A2, 5.501s, 2036	278,845	41,827	666,414	99,962
FRB Ser. 05-AR23, Class 6A1, 5.341s,
2035	859,247	635,843	2,751,583	2,036,171
FRB Ser. 05-AR15, Class A1, 5.15s, 2035	--	--	753,182	596,897
FRB Ser. 06-AR11, Class 3A1, 4 7/8s,
2036	137,373	69,327	724,432	365,592
FRB Ser. 06-AR41, Class A3, 0.509s, 2037	484,265	239,711	1,204,897	596,424
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 6.051s, 2045	640,813	654,825	2,620,233	2,677,530
Ser. 07-CB20, Class A3, 5.863s, 2051	1,336,000	1,426,352	4,429,000	4,728,529
Ser. 07-C1, Class ASB, 5.857s, 2051	768,000	824,137	4,023,000	4,317,063
Ser. 07-LD12, Class A2, 5.827s, 2051	152,000	158,261	1,086,000	1,130,735
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	999,000	1,044,691	4,090,000	4,277,062
FRB Ser. 07-CB19, Class ASB, 5.729s,
2049	--	--	1,725,000	1,862,988
Ser. 07-CB20, Class A2, 5.629s, 2051	--	--	4,239,000	4,418,676
Ser. 06-CB16, Class A3B, 5.579s, 2045	366,000	385,449	1,218,000	1,282,725
Ser. 06-CB16, Class A2, 5.45s, 2045	--	--	720,000	742,128
Ser. 06-CB17, Class A3, 5.45s, 2043	332,000	343,668	--	--
Ser. 06-LDP8, Class A3B, 5.447s, 2045	70,000	74,517	543,000	578,037
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,448,000	1,493,482	5,522,000	5,695,446
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,105,431	1,168,352	3,684,440	3,894,157
Ser. 05-CB13, Class A2, 5.247s, 2043	1,428,263	1,434,451	5,295,619	5,318,562
Ser. 07-LDPX, Class A1S, 4.93s, 2049	--	--	3,888,433	3,995,885
Ser. 05-LDP4, Class A2, 4.79s, 2042	4,500	4,499	13,847	13,844
Ser. 06-LDP9, Class X, IO, 0.451s, 2047	45,894,640	958,817	159,535,052	3,332,958
Ser. 06-CB16, Class X1, IO, 0.121s, 2045	3,710,345	45,193	17,612,174	214,523
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	261,000	274,970	381,000	401,393
LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s,
2044	1,051,000	1,104,399	3,764,000	3,955,241
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,113,760	1,162,854	3,870,790	4,041,410
Ser. 06-C3, Class A2, 5.532s, 2032	411,000	416,615	2,518,000	2,552,401
Ser. 07-C1, Class A2, 5.318s, 2040	1,254,000	1,293,606	3,378,000	3,484,690
Ser. 07-C2, Class A2, 5.303s, 2040	1,171,648	1,208,866	3,692,978	3,810,288
Ser. 05-C7, Class A2, 5.103s, 2030	70,364	70,649	358,757	360,209
Ser. 06-C1, Class A2, 5.084s, 2031	667,480	675,410	3,894,867	3,941,138
Ser. 07-C2, Class XW, IO, 0 5/8s, 2040	1,096,199	27,224	5,204,493	129,254
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.289s, 2037	1,207,653	23,108	5,733,014	109,700
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.722s, 2050	685,000	715,638	2,675,000	2,794,646
Ser. 06-C1, Class A2, 5.61s, 2039	50,000	52,808	212,000	223,905
Ser. 05-MCP1, Class XC, IO, 0.185s, 2043	59,878,099	739,680	177,195,905	2,188,919
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.097s, 2044	3,347,598	18,734	15,892,757	88,941
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A2, 5.919s, 2049	219,000	242,772	829,000	918,987
Ser. 07-7, Class ASB, 5.745s, 2050	868,000	919,309	3,398,000	3,598,860
Ser. 06-1, Class A2, 5.439s, 2039	497,000	503,202	1,376,000	1,393,172
Ser. 07-5, Class A3, 5.364s, 2048	782,000	793,025	2,556,000	2,592,036
Ser. 2006-3, Class A2, 5.291s, 2046	1,101,000	1,125,850	4,048,000	4,139,367
Ser. 06-4, Class A2, 5.112s, 2049	35,000	35,822	185,000	189,346
FRB Ser. 06-4, Class A2FL, 0.463s, 2049	1,582,000	1,494,990	6,019,500	5,688,428
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	1,373,000	1,448,808	5,012,000	5,288,731
Ser. 2006-HQ9, Class A2, 5.618s, 2044	552,000	571,605	2,822,000	2,922,226
FRB Ser. 06-HQ8, Class A3, 5.438s, 2044	1,420,000	1,452,348	5,346,863	5,468,665
Ser. 07-IQ13, Class A3, 5.331s, 2044	676,000	720,269	1,889,000	2,012,703
Ser. 06-T21, Class A2, 5.09s, 2052	22,747	22,923	54,593	55,014
Ser. 05-HQ6, Class A2A, 4.882s, 2042	635,452	640,816	2,626,922	2,649,095
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.772s, 2036	273,493	177,770	1,328,752	863,689
Ser. 06-6AR, Class 2A, 5.411s, 2036	176,094	109,178	536,841	332,841
Nomura Asset Acceptance Corp. 144A
IFB Ser. 04-R3, Class AS, IO, 6.721s,
2035	123,244	23,241	877,826	165,541
FRB Ser. 04-R2, Class A1, 6 1/2s, 2034	109,047	104,685	426,809	409,736
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	225,409	133,485	1,117,246	661,619
Ser. 06-QS13, Class 1A5, 6s, 2036	54,347	33,186	231,088	141,108
Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.801s,
2036	--	--	1,199,071	179,861
Ser. 06-A13, Class A1, 6 1/4s, 2036	--	--	1,504,827	963,089
FRB Ser. 05-A2, Class A1, 0.829s, 2035	397,613	281,735	1,954,765	1,385,076
FRB Ser. 06-A9CB, Class A1, 0.699s, 2036	--	--	1,262,096	713,084
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037	652,615	352,693	2,664,461	1,439,954
FRB Ser. 05-23, Class 3A1, 5.93s, 2036	597,160	447,870	2,732,742	2,049,556
FRB Ser. 06-4, Class 6A, 5.77s, 2036	349,004	257,391	1,641,752	1,210,792
FRB Ser. 06-9, Class 1A1, 5.497s, 2036	152,891	87,070	839,489	478,080
FRB Ser. 06-12, Class 1A1, 0.489s, 2037	122,397	70,378	481,393	276,801
Structured Adjustable Rate Mortgage
Loan Trust 144A Ser. 04-NP2, Class A,
0.697s, 2034	--	--	502,320	401,856
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.903s,
2037	357,730	57,088	1,813,520	289,408
Ser. 07-4, Class 1A4, IO, 1s, 2037	790,705	28,803	3,732,255	135,957
Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.509s, 2043	678,762	97,970	2,665,305	384,701

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	129,000	137,095	507,000	538,815
FRB Ser. 07-C33, Class A2, 5.857s, 2051	822,000	859,949	3,501,000	3,662,630
FRB Ser. 07-C32, Class APB, 5.74s, 2049	842,000	902,248	3,297,000	3,532,913
FRB Ser. 07-C32, Class A2, 5.735s, 2049	1,120,000	1,164,322	3,822,000	3,973,250
Ser. 06-C25, Class A2, 5.684s, 2043	407,605	412,593	1,113,645	1,127,271
Ser. 06-C28, Class A3, 5.679s, 2048	455,000	476,767	1,571,000	1,646,157
Ser. 06-C27, Class A2, 5.624s, 2045	159,000	162,800	915,000	936,865
Ser. 07-C34, Class A2, 5.569s, 2046	345,000	359,314	1,716,000	1,787,198
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,129,000	1,156,355	3,651,000	3,739,461
Ser. 07-C31, Class A2, 5.421s, 2047	586,000	605,815	1,678,000	1,734,740
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.098s,
2035	1,388,580	29,458	6,593,426	139,875
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.32s, 2037	112,977	78,263	555,707	384,957

Total mortgage-backed securities (cost
$81,493,562 and $356,974,535)		$85,565,917		$375,219,531

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	Balanced 21.5%		Conservative 37.2%
	Principal amount	Value	Principal amount	Value

U.S. Government Agency Mortgage Obligations		21.5%		37.2%
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, TBA, August 1, 2040	$23,000,000	$24,979,258	$120,000,000	$130,326,564
6s, TBA, July 1, 2040	23,000,000	25,016,093	99,000,000	107,677,964
Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, August 1, 2040	8,000,000	8,365,625	40,000,000	41,828,124
4s, TBA, September 1, 2040	4,000,000	4,082,500	15,000,000	15,309,375
4s, TBA, August 1, 2040	4,000,000	4,100,000	15,000,000	15,375,000
		66,543,476		310,517,027

Total U.S. government and agency
mortgage obligations (cost $66,295,779
and $309,355,079)		$66,543,476		$310,517,027

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	100 Fund 1.3%		300 Fund 0.9%
	Principal amount	Value	Principal amount	Value

Bank of America Corp. 0.566s, FDIC
guaranteed notes FRN, Ser. BKNT,
September 13, 2010	$300,000	$300,108	$700,000	$700,251
General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011	625,000	628,639	1,025,000	1,030,969
Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	925,000	935,967	2,025,000	2,049,008
JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed notes, December 1, 2010	625,000	629,951	1,025,000	1,033,120
Morgan Stanley 2s, FDIC guaranteed
notes, September 22, 2011	700,000	711,663	1,500,000	1,524,992
Wells Fargo & Co.
3s, FDIC guaranteed notes,
December 9, 2011	308,000	318,591	660,000	682,694
2 1/8s, FDIC guaranteed notes,
June 15, 2012	392,000	402,744	840,000	863,022

Total U.S. government agency
obligations (cost $3,888,158 and
$7,802,935)		$3,927,663		$7,884,056

U.S. TREASURY OBLIGATIONS(a)	100 Fund 0.3%		300 Fund 0.1%

	Principal amount	Value	Principal amount	Value

U.S. Treasury Inflation Protected
Securites 1 7/8s, July 15, 2019 (i)	$--	$--	$792,878	$854,469
U.S. Treasury Inflation Protected
Securites 1 5/8s, January 15, 2015 (i)	823,771	873,774	--	--

Total U.S. treasury obligations (cost
$873,774 and $854,469)		$873,774		$854,469

CORPORATE BONDS AND NOTES(a)	100 Fund 8.4%		300 Fund 20.0%

	Principal amount	Value	Principal amount	Value

Automotive		0.2%		0.4%
BMW US Capital, LLC company guaranty
sr. unsec. unsub. notes Ser. EMTN,
4 1/4s, 2011	$120,000	$124,319	$510,000	$528,355
Daimler AG company guaranty sr. unsec.
unsub. notes 5 7/8s, 2011 (Germany)	--	--	315,000	324,293
Daimler AG company guaranty unsec.
unsub. notes 7.3s, 2012 (Germany)	310,000	334,086	1,085,000	1,169,302
Daimler AG company guaranty unsec.
unsub. notes Ser. MTN, 5 3/4s, 2011
(Germany)	115,000	120,233	200,000	209,101
Lear Corp. company guaranty sr. unsec.
bond 7 7/8s, 2018	--	--	1,015,000	1,055,600
		578,638		3,286,651

Banking		1.0%		1.6%
Citigroup, Inc. sr. unsec. unsub. notes
FRN 0.573s, 2010	85,000	85,006	400,000	400,026
National Australia Bank, Ltd. 144A sr.
unsec. notes 2 1/2s, 2013 (Australia)	690,000	704,642	2,830,000	2,890,055
Royal Bank of Scotland PLC (The) 144A
company guaranty sr. unsec. unsub.
notes 4 7/8s, 2014 (United Kingdom)	430,000	442,844	1,620,000	1,668,389
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)	200,000	213,332	425,000	453,330
Sumitomo Mitsui Banking Corp. 144A sr.
unsec. notes 2.15s, 2013 (Japan)	685,000	682,513	3,610,000	3,596,896
VTB Capital SA 144A bonds 6 1/4s, 2035
(Russia)	200,000	203,500	1,850,000	1,882,375
Westpac Banking Corp. sr. unsec. unsub.
bonds 2 1/4s, 2012 (Australia)	720,000	729,765	2,665,000	2,701,145
		3,061,602		13,592,216

Beverage		0.2%		0.5%
Anheuser-Busch InBev Worldwide, Inc.
144A company guaranty sr. unsec. unsub.
notes 5 3/8s, 2014	565,000	626,893	2,775,000	3,078,987
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016	--	--	1,005,000	1,047,713
		626,893		4,126,700

Biotechnology		--%		0.1%
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016	--	--	980,000	1,053,500
		--		1,053,500

Broadcasting			--%		0.1%
Dish DBS Corp. company guaranty 7 1/8s,
2016		--	--	977,000	1,003,868
			--		1,003,868

Building materials			--%		0.1%
Building Materials Corp. 144A sr. notes
7s, 2020		--	--	1,010,000	1,017,575
			--		1,017,575

Cable television			0.2%		0.6%
CCO Holdings, LLC/CCO Holdings Capital
Corp. 144A company guaranty sr. notes
7 7/8s, 2018		--	--	1,020,000	1,068,450
Comcast Corp. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2015		447,000	521,048	2,205,000	2,570,269
CSC Holdings, LLC sr. unsec. unsub.
notes 8 1/2s, 2014		--	--	965,000	1,042,200
TCI Communications, Inc. debs. 9.8s,
2012		58,000	64,970	290,000	324,848
			586,018		5,005,767

Chemicals			0.2%		0.5%
Airgas, Inc. sr. unsec. unsub. notes
2.85s, 2013		255,000	259,024	1,145,000	1,163,069
Dow Chemical Co. (The) sr. unsec. FRN
2.624s, 2011		80,000	81,139	340,000	344,842
Dow Chemical Co. (The) sr. unsec. notes
7.6s, 2014		355,000	414,448	1,270,000	1,482,674
Ineos Finance PLC 144A company guaranty
sr. notes 9 1/4s, 2015 (United Kingdom)	EUR	--	--	195,000	259,664
LBI Escrow Corp. 144A sr. notes 8s, 2017		$--	--	$1,005,000	1,056,506
			754,611		4,306,755

Coal			--%		0.4%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		--	--	1,015,000	1,020,075
CONSOL Energy, Inc. 144A company
guaranty sr. unsec. notes 8s, 2017		--	--	985,000	1,046,563
Peabody Energy Corp. company guaranty
7 3/8s, 2016		--	--	945,000	1,030,050
			--		3,096,688

Combined utilities			--%		0.2%
El Paso Corp. sr. unsec. notes 7s, 2017		--	--	1,140,000	1,193,024
			--		1,193,024

Commercial and consumer services			--%		0.4%
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		--	--	3,000,000	3,180,000
			--		3,180,000

Computers			0.3%		0.5%
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,
2014 (Cayman Islands)		482,000	563,940	2,168,000	2,536,560
Xerox Corp. sr. unsec. notes 6 7/8s,
2011		435,000	458,339	1,615,000	1,701,650
Xerox Corp. sr. unsec. unsub. notes
4 1/4s, 2015		--	--	120,000	126,779
			1,022,279		4,364,989

Consumer			--%		0.1%
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		--	--	980,000	1,006,950
			--		1,006,950

Consumer goods			0.1%		0.2%
Fortune Brands, Inc. sr. unsec. unsub.
notes 3s, 2012		435,000	442,480	1,635,000	1,663,115
			442,480		1,663,115

Electric utilities			1.3%		2.0%
Allegheny Energy Supply 144A sr. unsec.
bond 8 1/4s, 2012		820,000	893,460	4,180,000	4,554,465
Aquila, Inc. sr. unsec. unsub. notes
11 7/8s, 2012		350,000	402,548	1,380,000	1,587,190
CMS Energy Corp. sr. notes 8 1/2s, 2011		439,000	454,093	1,924,000	1,990,149
CMS Energy Corp. sr. unsec. unsub.
notes FRN 1.476s, 2013		130,000	122,525	760,000	716,300
FirstEnergy Corp. notes Ser. B, 6.45s,
2011		291,000	306,125	1,081,000	1,137,186
Ipalco Enterprises, Inc. sr. sec. notes
8 5/8s, 2011		640,000	669,600	2,553,000	2,671,076
NiSource Finance Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2010		350,000	356,169	1,135,000	1,155,007
Power Receivable Finance, LLC 144A sr.
notes 6.29s, 2012		263,461	263,551	1,015,348	1,015,694
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019		379,000	483,514	1,391,000	1,774,585
			3,951,585		16,601,652

Energy (oil field)			--%		0.1%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		--	--	884,000	863,005
			--		863,005

Financial			1.0%		1.7%
American Express Travel Related
Services Co., Inc. sr. unsec. unsub.
notes FRN Ser. EMTN, 0.546s, 2011		300,000	295,599	1,400,000	1,379,462
Berkshire Hathaway Finance Corp.
company guaranty sr. notes 4s, 2012		85,000	89,523	415,000	437,083
Erac USA Finance, LLC 144A company
guaranty sr. notes 2 3/4s, 2013		445,000	451,878	2,315,000	2,350,779
Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB 8 1/8s,
2038		235,000	233,703	1,075,000	1,069,067
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		--	--	1,027,000	1,021,865
MetLife Global Funding I 144A sr. sec.
unsub. notes 5 1/8s, 2013		100,000	108,934	350,000	381,267
MetLife Global Funding I 144A sr.
unsec. notes 2 7/8s, 2012		270,000	276,839	1,030,000	1,056,090
MetLife Global Funding I 144A sr.
unsub. notes 5 1/8s, 2014		100,000	109,538	200,000	219,075

New York Life Global Funding 144A notes
3s, 2015	930,000	957,062	4,560,000	4,692,691
Prudential Financial, Inc. sr. notes
6.2s, 2015	425,000	471,357	1,595,000	1,768,975
		2,994,433		14,376,354

Food		0.2%		0.7%
Kraft Foods, Inc. sr. unsec. notes
2 5/8s, 2013	730,000	749,541	3,270,000	3,357,532
Smithfield Foods, Inc. 144A sr. sec.
notes 10s, 2014	--	--	905,000	1,011,338
Tyson Foods, Inc. sr. unsec. unsub.
notes 10 1/2s, 2014	--	--	860,000	1,027,700
		749,541		5,396,570

Forest products and packaging		0.6%		1.6%
Georgia-Pacific Corp. 144A company
guaranty 7 1/8s, 2017	--	--	965,000	1,004,806
Georgia-Pacific, LLC sr. unsec. unsub.
notes 8 1/8s, 2011	575,000	592,250	2,600,000	2,678,000
PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)	--	--	890,000	1,001,250
Sealed Air Corp. 144A notes 5 5/8s, 2013	--	--	1,442,000	1,515,252
Sealed Air Corp. 144A sr. notes 7 7/8s,
2017	265,000	281,547	1,385,000	1,471,482
Verso Paper Holdings, LLC/Verso Paper,
Inc. sr. notes 11 1/2s, 2014	--	--	915,000	999,638
Weyerhaeuser Co. sr. unsec. unsub.
notes 7 1/4s, 2013	825,000	883,771	4,175,000	4,472,414
		1,757,568		13,142,842

Gaming and lottery		--%		0.1%
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH,
6 5/8s, 2014	--	--	1,000,000	1,037,500
		--		1,037,500

Health care		--%		0.2%
HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 (PIK)	--	--	920,000	993,600
Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015	--	--	915,000	988,200
		--		1,981,800

Investment banking/Brokerage		0.2%		0.3%
Goldman Sachs Group, Inc. (The) sr.
notes 3 5/8s, 2012	194,000	200,879	791,000	819,047
TD Ameritrade Holding Corp. company
guaranty sr. unsec. unsub. notes 2.95s,
2012	370,000	378,315	1,400,000	1,431,461
		579,194		2,250,508

Lodging/Tourism		--%		0.1%
Host Marriott LP company guaranty Ser.
Q, 6 3/4s, 2016 (R)	--	--	1,000,000	1,015,000
		--		1,015,000

Media		0.2%		0.6%
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 10s, 2017	--	--	895,000	1,038,200
QVC Inc. 144A sr. notes 7 1/8s, 2017	215,000	220,375	965,000	989,125
Viacom, Inc. sr. unsec. notes 4 3/8s,
2014	310,000	332,620	1,571,000	1,685,631
WMG Acquisition Corp. company guaranty
sr. sec. notes 9 1/2s, 2016	--	--	935,000	1,016,813
		552,995		4,729,769

Medical technology		--%		0.1%
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015	--	--	900,000	1,008,000
		--		1,008,000

Metals		0.6%		1.3%
FMG Finance Pty Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)	--	--	761,000	867,540
Freeport-McMoRan Copper & Gold, Inc.
sr. unsec. notes 8 3/8s, 2017	400,000	448,000	2,195,000	2,458,400
Rio Tinto Finance USA, Ltd. company
guaranty sr. unsec. notes company
guaranty sr. unsec. notes 8.95s, 2014
(Australia)	505,000	621,501	2,495,000	3,070,584
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012	--	--	960,000	1,021,200
Teck Resources, Ltd. sr. unsec. unsub.
notes 7s, 2012 (Canada)	630,000	678,474	3,190,000	3,435,448
		1,747,975		10,853,172

Natural gas utilities		0.4%		0.8%
Energy Transfer Partners LP sr. unsec.
unsub. notes 5.65s, 2012	740,000	785,745	3,780,000	4,013,672
Kinder Morgan, Inc. sr. notes 6 1/2s,
2012	490,000	515,725	2,510,000	2,641,775
		1,301,470		6,655,447

Oil and gas		0.3%		0.9%
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015	--	--	935,000	1,049,538
Denbury Resources, Inc. company
guaranty sr. unsec. sub. notes 8 1/4s,
2020	--	--	955,000	1,021,850
Plains Exploration & Production Co.
company guaranty 7 3/4s, 2015	--	--	985,000	999,775
Ras Laffan Liquefied Natural Gas Co.,
Ltd. 144A company guaranty sr. notes
4 1/2s, 2012 (Qatar)	250,000	261,576	1,000,000	1,046,304
Total Capital SA company guaranty sr.
unsec. unsub. notes 3s, 2015 (France)	500,000	516,830	2,900,000	2,997,611
		778,406		7,115,078

Power producers		--%		0.3%
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017	--	--	1,005,000	1,066,556
NRG Energy, Inc. sr. notes 7 3/8s, 2016	--	--	1,025,000	1,045,500
		--		2,112,056

Railroads		0.1%		0.1%

GATX Corp. notes 4 3/4s, 2012	180,000	190,266	750,000	792,775
RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017	--	--	200,000	216,500
		190,266		1,009,275

Real estate		--%		--%
Simon Property Group LP sr. unsec.
unsub. notes 4.2s, 2015 (R)	70,000	74,140	300,000	317,745
		74,140		317,745

Regional Bells		0.4%		1.0%
Frontier Communications Corp. 144A sr.
notes 8 1/4s, 2017	--	--	1,005,000	1,072,838
Frontier Communications Corp. 144A sr.
notes 7 7/8s, 2015	605,000	639,788	2,835,000	2,998,013
Qwest Communications International,
Inc. company guaranty Ser. B, 7 1/2s,
2014	--	--	1,000,000	1,025,000
Verizon Pennsylvania, Inc. sr. unsec.
unsub. bonds 5.65s, 2011	645,000	678,351	3,150,000	3,312,877
		1,318,139		8,408,728

Retail		0.2%		0.6%
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011	60,000	61,425	170,000	174,038
Staples, Inc. sr. unsec. notes 9 3/4s,
2014	505,000	622,119	2,495,000	3,073,638
SUPERVALU, Inc. sr. unsec. notes 8s,
2016	--	--	985,000	992,388
Toys R Us Property Co., LLC 144A sr.
notes 8 1/2s, 2017	--	--	950,000	999,875
		683,544		5,239,939

Telecommunications		0.5%		1.4%
British Telecommunications PLC notes
8 3/8s, 2010 (United Kingdom)	782,000	805,118	4,006,000	4,124,429
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United
Kingdom)	--	--	210,000	215,250
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes
8 7/8s, 2015 (Bermuda)	--	--	973,000	1,009,488
NII Capital Corp. company guaranty sr.
unsec. unsub. notes 10s, 2016	--	--	920,000	1,016,600
SBA Tower Trust 144A company guaranty
mtge. notes 4.254s, 2015	625,000	660,356	2,900,000	3,064,053
Sprint Capital Corp. notes 8 3/8s, 2012	--	--	1,036,000	1,098,160
Windstream Corp. company guaranty
8 5/8s, 2016	--	--	995,000	1,037,288
		1,465,474		11,565,268

Telephone		0.2%		0.4%
CenturyTel, Inc. sr. unsec. unsub.
notes Ser. L, 7 7/8s, 2012	610,000	675,745	3,010,000	3,334,415
		675,745		3,334,415

Total corporate bonds and notes (cost
$25,422,587 and $164,548,384)		$25,892,996		$166,911,921

ASSET-BACKED SECURITIES(a)	100 Fund 3.7%		300 Fund 4.8%

	Principal amount	Value	Principal amount	Vlaue

Conseco Finance Securitizations Corp.
Ser. 01-4, Class A4, 7.36s, 2033	$1,223,269	$1,272,200	$2,232,109	$2,321,394
Ser. 00-6, Class A5, 7.27s, 2031	1,254,653	1,251,516	5,111,149	5,098,371
Ser. 01-1, Class A5, 6.99s, 2032	440,125	453,329	3,689,190	3,799,866
Ser. 01-3, Class A4, 6.91s, 2033	496,592	495,350	2,254,369	2,248,733
Ser. 02-1, Class A, 6.681s, 2033	285,860	297,294	--	--
First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.569s,
2036	--	--	1,594,000	725,946
FRB Ser. 06-FF11, Class 2A3, 0.479s,
2036	--	--	1,556,000	715,760
Green Tree Financial Corp.
Ser. 96-8, Class M1, 7.85s, 2027	366,000	346,319	1,337,000	1,265,105
Ser. 96-9, Class M1, FRN 7.63s, 2027	1,252,000	1,223,837	4,575,000	4,472,087
Ser. 99-4, Class A7, 7.41s, 2031	--	--	2,610,326	2,342,768
Ser. 1997-5, Class M1, 6.95s, 2029	1,306,000	1,227,640	5,010,000	4,709,400
GSAA Home Equity Trust
FRB Ser. 07-4, Class A1, 0.429s, 2037	117,453	51,491	573,423	251,388
FRB Ser. 06-17, Class A1, 0.389s, 2036	662,137	337,690	3,291,567	1,678,699
FRB Ser. 06-16, Class A1, 0.389s, 2036	560,346	329,204	2,549,059	1,497,572
GSAMP Trust FRB Ser. 07-HE2, Class A2A,
0.467s, 2047	35,905	31,632	110,248	97,129
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.379s, 2036	43,021	28,802	182,922	122,466
Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.579s, 2032	1,459,000	1,371,460	3,400,000	3,196,000
Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates FRB Ser.
07-1, Class A2C, 0.579s, 2037	--	--	551,000	265,516
Oakwood Mortgage Investors, Inc.
Ser. 98-A, Class M, 6.825s, 2028	1,324,000	1,248,935	2,176,000	2,052,630
Ser. 02-B, Class A2, 5.19s, 2019	1,412,220	1,166,755	2,447,630	2,022,195
Securitized Asset Backed Receivables,
LLC
FRB Ser. 07-BR5, Class A2A, 0.459s, 2037	26,128	17,754	88,699	60,271
FRB Ser. 07-BR4, Class A2A, 0.419s, 2037	183,477	121,095	723,239	477,337
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.439s, 2037	97,061	63,333	458,908	299,437
FRB Ser. 07-HE1, Class 2A1, 0.379s, 2037	159,221	105,803	625,904	415,913

Total asset-backed securities (cost
$11,306,481 and $39,611,529)		$11,441,439		$40,135,983

PURCHASED OPTIONS OUTSTANDING(a)		100 Fund 1.4%		300 Fund 1.5%
	Expiration date/	Contract		Contract
	strike price	amount	Value	amount	Value

Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.7575%
versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	9,793,100	$333,259	55,778,100	$1,898,129
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.7575% versus
the three month USD-LIBOR-BBA maturing
October 20, 2040.	Oct-10/3.7575	9,793,100	286,644	55,778,100	1,632,625
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing

October 20, 2020.	Oct-10/4.065	17,529,700	1,693,544	30,135,100	2,911,352
Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 4.065 versus the three
month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	17,529,700	4,207	30,135,100	7,232
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,700,700	330,732	10,888,000	973,061
Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.95% versus the three
month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,700,700	185	10,888,000	544
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA
maturing September 20, 2020.	Sep-10/3.995	5,531,200	516,338	14,565,500	1,359,689
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.995% versus
the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	5,531,200	221	14,565,500	583
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA
maturing September 20, 2020.	Sep-10/3.965	3,687,400	334,410	9,710,300	880,627
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.965% versus
the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,687,400	148	9,710,300	388
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.7375% versus
the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	5,836,600	359,651	22,181,100	1,366,799
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.665%
versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	Mar-11/3.665	5,836,600	330,060	22,181,100	1,254,341

Total purchased options outstanding
(cost $2,346,798 and $7,822,673)			$4,189,399		$12,285,370

FOREIGN GOVERNMENT BONDS AND NOTES(a)		100 Fund 0.3%		300 Fund 0.5%
		Principal amount	Value	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. bonds FRB 0.389s, 2012		$1,600,000	$366,400	$7,400,000	$1,694,600
Ontario (Province of) sr. unsec. unsub.
bonds 1 7/8s, 2012		600,000	610,436	2,100,000	2,136,525

Total foreign government bonds and
notes (cost $947,049 and $3,706,057)			$976,836		$3,831,125

SHORT-TERM INVESTMENTS(a)		100 Fund 63.2%		300 Fund 32.0%
		Principal amount/shares	Value	Principal amount/shares	Value

Fannie Mae Discount Notes for
an effective yield of 0.271%,
November 1, 2010 (SEGSF)		$15,000,000	$14,989,650	$25,000,000	$24,982,750
Federal Farm Credit Bank for
an effective yield of 0.271%,
February 28, 2011		500,000	500,245	1,300,000	1,300,637
Federal Home Loan Bank for an effective
yield of 0.500%, March 7, 2011		5,333,333	5,333,333	6,666,667	6,666,667
Federal Home Loan Bank for an effective
yield of 0.500%, October 29, 2010		4,000,000	4,000,000	9,000,000	9,000,000
Federal Home Loan Bank for an effective
yield of 0.501%, March 14, 2011		15,000,000	15,000,000	20,000,000	20,000,000
Federal home Loan Bank for an effective
yield of 0.501%, August 5, 2010		1,000,000	999,940	1,000,000	999,940
Federal Home Loan Mortgage Corp. for
an effective yield of 0.240%,
September 8, 2010		5,600,000	5,598,581	12,800,000	12,796,757
Federal Home Loan Mortgage Corp. for
an effective yield of 0.402%,
October 25, 2010		12,000,000	11,988,672	--	--
Federal Home Loan Mortgage Corp. for
an effective yield of 0.462%,
August 23, 2010 (SEGSF)		--	--	5,000,000	4,998,594
Freddie Mac Discount Notes for
an effective yield of 0.240%,
September 21, 2010		10,000,000	9,996,600	10,000,000	9,996,600
Freddie Mac Discount Notes for
an effective yield of 0.250%,
September 28, 2010		12,000,000	11,995,167	20,000,000	19,991,944
Freddie Mac Discount Notes for
an effective yield of 0.260%,
October 5, 2010		12,000,000	11,996,760	20,000,000	19,994,600
Freddie Mac Discount Notes for
an effective yield of 0.341%,
November 16, 2010 (SEGSF)		20,000,000	19,979,780	25,000,000	24,974,725
Freddie Mac Discount Notes for
an effective yield of 0.506%,
August 23, 2010		550,000	551,539	1,350,000	1,353,779
U.S. Treasury Bills for an effective
yield of 0.15%, August 26, 2010 (SEG)
(SEGSF)		15,000,000	14,998,406	55,000,000	54,994,156
U.S. Treasury Bills for effective
yields ranging from 0.16% to 0.26%,
December 16, 2010 (SEG) (SEGSF)		25,116,000	25,100,177	224,000	223,859
U.S. Treasury Bills for effective
yields ranging from 0.22% to 0.31%,
March 10, 2011 (SEG)		70,000	69,914	332,000	331,592
U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011		9,000,000	8,985,060	--	--
U.S. Treasury Bills for effective
yields ranging from 0.25% to 0.27%,
June 2, 2011 (SEG) (SEGSF)		9,000,000	8,982,360	760,000	758,510
U.S. Treasury Bills for an effective
yield of 0.25%, November 18, 2010 (SEG)		102,000	101,953	--	--
Putnam Money Market Liquidity Fund
0.12% (e)		24,377,841	24,377,841	53,864,648	53,864,648

Total short-term investments (cost
$195,539,942 and $267,224,806)			$195,545,978		$267,229,758

TOTAL INVESTMENTS

Total investments (cost $388,114,130
and $1,157,900,467) (b)			$394,957,478		$1,184,869,240

Putnam Absolute Return 100 Fund

FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $517,565) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	British Pound	Sell	8/18/10	$25,740	$24,927	$(813)
	Canadian Dollar	Buy	8/18/10	7,385	7,205	180
	Euro	Buy	8/18/10	64,752	62,752	2,000
	Japanese Yen	Buy	8/18/10	1,017	1,007	10

Barclays Bank PLC
	British Pound	Sell	8/18/10	59,013	57,127	(1,886)

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	5,409	5,100	309
	British Pound	Sell	8/18/10	45,515	44,068	(1,447)
	Canadian Dollar	Sell	8/18/10	2,041	1,992	(49)
	Euro	Buy	8/18/10	6,527	6,328	199
	Japanese Yen	Buy	8/18/10	2,117	2,096	21
	Swiss Franc	Buy	8/18/10	289	285	4

Credit Suisse First
Boston International
	Euro	Buy	8/18/10	2,089	2,024	65

Deutsche Bank AG
	Australian Dollar	Buy	8/18/10	902	850	52
	Canadian Dollar	Sell	8/18/10	1,652	1,612	(40)
	Euro	Sell	8/18/10	26,632	25,812	(820)

Goldman Sachs
International
	British Pound	Sell	8/18/10	785	760	(25)
	Euro	Sell	8/18/10	34,987	33,911	(1,076)

HSBC
	Euro	Buy	8/18/10	6,397	6,202	195

JPMorgan Chase
Bank, N.A.
	Australian Dollar	Buy	8/18/10	7,393	7,245	148
	British Pound	Sell	8/18/10	157	152	(5)
	Euro	Buy	8/18/10	30,026	29,111	915
	Japanese Yen	Sell	8/18/10	858	850	(8)

RBSF
	British Pound	Sell	8/18/10	5,336	5,119	(217)
	Swiss Franc	Sell	8/18/10	29,909	29,514	(395)

State Street
	Euro	Buy	8/18/10	4,439	4,303	136

UBS AG
	British Pound	Sell	8/18/10	103,897	100,586	(3,311)
	Euro	Sell	8/18/10	4,961	4,809	(152)

WestPac
	British Pound	Buy	8/18/10	13,655	13,237	418
	Euro	Buy	8/18/10	39,817	38,581	1,236

Total						$(4,356)

Putnam Absolute Return 100 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	33	$4,247,719	10-Sep	$(23,792)
U.S. Treasury Bond 30 yr (Long)	103	13,930,750	10-Sep	365,498
U.S. Treasury Note 2 yr (Long)	59	12,928,375	10-Sep	20,963
U.S. Treasury Note 5 yr (Short)	51	6,111,234	10-Sep	(125,241)
U.S. Treasury Note 10 yr (Long)	217	26,867,313	10-Sep	409,288

Total				$646,716

Putnam Absolute Return 100 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $5,212,951) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$3,714,000	Aug-11/4.49	$403,563
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,714,000	Aug-11/4.49	29,638
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	1,098,372
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	9,007,500	Jan-12/4.80	95,480
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	314,252
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	2,926,000	Aug-11/4.475	24,081
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	210,250
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,857,000	Aug-11/4.55	13,668
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.70	158,820
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,266,000	Aug-11/4.70	7,153
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,605,500	Jul-11/4.5475	413,875
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,605,500	Jul-11/4.5475	22,895
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	812,391
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	7,211,000	Jul-11/4.52	47,593
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	626,868
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	5,404,500	Jan-12/4.72	63,016
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	9,775
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	91,380	Feb-15/5.27	3,362
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	189,400	Apr-12/4.8675	23,015
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	189,400	Apr-12/4.8675	2,444
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	5,836,600	Mar-11/4.7375	7,237
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	5,836,600	Mar-11/4.665	8,113
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	1,898,700	Oct-10/4.02	177,035
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	1,898,700	Oct-10/4.02	399
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	8,992,900	Sep-10/4.02	852,977
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	8,992,900	Sep-10/4.02	540

Total			$5,426,812

Putnam Absolute Return 100 Fund

TBA SALE COMMITMENTS OUTSTANDING at 7/31/10 (proceeds receivable $53,957,461) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, August 1, 2040	$23,000,000	8/12/10	$24,979,258
FHLMC, 6s, July 1, 2040	23,000,000	7/14/10	25,016,093
FNMA, 4s, August 1, 2040	4,000,000	8/12/10	4,100,000

Total			$54,095,351

Putnam Absolute Return 100 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
CAD	1,240,000		$--	6/10/15	3 month CAD-BA-CDOR	3.01%	$36,718

CAD	350,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(13,998)

CAD	1,460,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(13,841)

GBP	2,240,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	14,355

GBP	1,320,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(24,136)

Barclays Bank PLC
AUD	410,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	9,870

	$3,618,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(347,938)

AUD	470,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(5,228)

AUD	1,200,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	(7,041)

	$6,800,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	31,362

	16,500,000		--	7/6/15	2.075%	3 month USD-LIBOR-BBA	(274,322)

Citibank, N.A.
GBP	8,420,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	23,926

GBP	6,740,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(40,661)

GBP	2,000,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	5,374

	$62,572,200		30,664	7/9/12	0.96%	3 month USD-LIBOR-BBA	(280,829)

Credit Suisse International
	2,049,600		49	3/19/11	3 month USD-LIBOR-BBA	0.5%	3,060

CHF	1,200,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(1,499)

	$3,931,800		(791)	5/19/14	3 month USD-LIBOR-BBA	2.05%	114,704

CHF	3,930,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(5,030)

CHF	3,930,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(5,932)

CHF	3,930,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(2,571)

	$1,033,600		(273)	6/23/14	3 month USD-LIBOR-BBA	1.896%	21,389

GBP	1,730,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(5,660)

GBP	960,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	2,134

Deutsche Bank AG
	$57,626,300		(36,258)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(96,472)

	44,576,500		104,425	7/27/20	3 month USD-LIBOR-BBA	2.94%	328,563

	78,469,100		202,252	5/6/15	2.68%	3 month USD-LIBOR-BBA	(3,825,125)

Goldman Sachs International
AUD	197,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	4,075

AUD	680,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	14,190

	$23,591,500		--	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(54,112)

	2,328,500		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(17,522)

	19,206,500		--	7/23/14	3 month USD-LIBOR-BBA	1.5475%	104,240

	5,090,900		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	(22,850)

	2,926,900		1,032	5/12/13	1.64%	3 month USD-LIBOR-BBA	(59,470)

CHF	4,330,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(1,293)

	$51,788,100		(19,751)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(548,923)

AUD	380,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	8,101

JPMorgan Chase Bank, N.A.
AUD	470,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(8,816)

AUD	352,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(7,251)

	$3,618,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(325,357)

	2,328,500		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(15,353)

AUD	130,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	4,094

JPY	193,710,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(13,501)

JPY	484,020,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	5,763

CAD	1,660,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(12,832)

CAD	370,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(12,448)

CAD	1,310,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	32,953

AUD	352,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(4,139)

JPY	8,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	1,281

JPY	11,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(1,377)

JPY	825,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(50,062)

JPY	218,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	45,243

JPY	1,025,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	10,275

	$15,124,900		56,836	7/16/40	3.88%	3 month USD-LIBOR-BBA	(493,303)

	23,591,500		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(55,205)

Total							$(5,832,427)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 100 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /				premium	Termination	received (paid) by	received by	appreciation/
Notional amount				received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
		$128,995		$--	1/12/40	(4.00%)1 month	Synthetic TRS	$1,339
						USD-LIBOR	Index 4.00% 30
							year Fannie Mae
							pools

		254,921		--	1/12/40	4.50% (1 month	Synthetic TRS	(3,623)
						USD-LIBOR)	Index 4.50% 30
							year Fannie Mae
							pools

		123,403		--	1/12/40	(5.00%)1 month	Synthetic TRS	1,503
						USD-LIBOR	Index 5.00% 30
							year Fannie Mae
							pools

		3,730,501		11,053	1/12/39	5.50% (1 month	Synthetic TRS	(24,726)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		3,742,016		4,242	1/12/39	6.00% (1 month	Synthetic TRS	(27,477)
						USD-LIBOR)	Index 6.00% 30
							year Fannie Mae
							pools

		7,484,074		(3,591)	1/12/38	(6.50%) 1 month	Synthetic TRS	46,622
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		5,279,212		--	1/12/38	(6.50%) 1 month	Synthetic TRS	28,883
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		5,272,960		--	1/12/39	5.50% (1 month	Synthetic TRS	(42,672)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		5,272,960		--	1/12/39	5.50% (1 month	Synthetic TRS	(42,673)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		5,279,212		--	1/12/38	(6.50%) 1 month	Synthetic TRS	28,883
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		608,465		--	1/12/39	5.50% (1 month	Synthetic TRS	(4,924)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

Citibank, N.A.
	GBP	1,050,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(5,721)
							UK Retail Price
							Index

Deutsche Bank AG
		$128,995		--	1/12/40	4.00% (1 month	Synthetic TRS	(1,339)
						USD-LIBOR)	Index 4.00% 30
							year Fannie Mae
							pools

		254,921		--	1/12/40	(4.50%)1 month	Synthetic TRS	3,623
						USD-LIBOR	Index 4.50% 30
							year Fannie Mae
							pools

		123,403		--	1/12/40	5.00% (1 month	Synthetic TRS	(1,503)
						USD-LIBOR)	Index 5.00% 30
							year Fannie Mae
							pools

Goldman Sachs
International
		525,000		--	7/28/11	(0.685%)	USA Non Revised	226
							Consumer Price
							Index- Urban
							(CPI-U)

		525,000		--	7/29/11	(0.76%)	USA Non Revised	(173)
							Consumer Price
							Index- Urban
							(CPI-U)

		525,000		--	7/30/11	(0.73%)	USA Non Revised	(26)
							Consumer Price
							Index- Urban
							(CPI-U)

Total								$(43,778)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 100 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(1,513)	$170,000	12/20/19	(100 bp)	$8,950

Deutsche Bank AG
France, Gov't of,
4.25%, 04/25/2019	--	1,870	2,000,000	6/20/15	(100 bp)	(32,988)

JPMorgan Chase Bank, N.A.
Spain Gov't, 5.5%,
7/30/2017	--	(105,116)	1,400,000	6/20/15	(100 bp)	(53,482)

Spain Gov't, 5.5%,
7/30/2017	--	(109,345)	1,200,000	6/20/16	(100 bp)	(57,515)

Total						$(135,035)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Putnam Absolute Return 300 Fund
FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $271,366,658) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	8/18/10	$3,121,111	$3,085,072	$36,039
	Brazilian Real	Buy	8/18/10	3,038,936	3,003,645	35,291
	British Pound	Sell	8/18/10	110,492	107,003	(3,489)
	Canadian Dollar	Buy	8/18/10	31,969	31,189	780
	Chilean Peso	Sell	8/18/10	611,164	612,043	879
	Czech Koruna	Sell	8/18/10	1,903,984	1,834,626	(69,358)
	Euro	Buy	8/18/10	3,365,527	3,246,020	119,507
	Japanese Yen	Buy	8/18/10	3,035,854	3,005,407	30,447
	Singapore Dollar	Sell	8/18/10	1,856,029	1,840,796	(15,233)
	Swiss Franc	Sell	8/18/10	6,084,582	5,971,260	(113,322)
	Turkish Lira (New)	Buy	8/18/10	1,213,353	1,175,248	38,105

Barclays Bank PLC
	Australian Dollar	Buy	8/18/10	2,986,868	2,954,368	32,500
	Brazilian Real	Buy	8/18/10	3,036,951	3,014,459	22,492
	British Pound	Sell	8/18/10	3,295,919	3,190,614	(105,305)
	Canadian Dollar	Buy	8/18/10	122,532	121,058	1,474
	Chilean Peso	Sell	8/18/10	600,965	583,794	(17,171)
	Czech Koruna	Sell	8/18/10	1,913,297	1,810,251	(103,046)
	Euro	Buy	8/18/10	3,101,429	3,045,125	56,304
	Hungarian Forint	Sell	8/18/10	9,771	9,451	(320)
	Japanese Yen	Buy	8/18/10	3,101,253	3,010,941	90,312
	Mexican Peso	Sell	8/18/10	1,236,707	1,222,823	(13,884)
	New Zealand Dollar	Sell	8/18/10	1,206,472	1,173,683	(32,789)
	Norwegian Krone	Buy	8/18/10	3,136,199	2,988,206	147,993
	Polish Zloty	Buy	8/18/10	1,268,695	1,234,289	34,406
	Singapore Dollar	Sell	8/18/10	1,810,801	1,783,675	(27,126)
	South Korean Won	Buy	8/18/10	616,029	599,147	16,882
	Swedish Krona	Buy	8/18/10	40,654	38,539	2,115
	Swiss Franc	Sell	8/18/10	6,081,600	5,998,609	(82,991)
	Taiwan Dollar	Sell	8/18/10	23,180	23,064	(116)
	Turkish Lira (New)	Buy	8/18/10	1,830,291	1,776,522	53,769

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	3,151,944	2,983,874	168,070
	Brazilian Real	Buy	8/18/10	588,435	580,809	7,626
	British Pound	Sell	8/18/10	3,269,237	3,167,718	(101,519)
	Canadian Dollar	Sell	8/18/10	8,260	8,064	(196)
	Chilean Peso	Sell	8/18/10	600,965	583,935	(17,030)
	Czech Koruna	Sell	8/18/10	640,421	606,562	(33,859)
	Euro	Buy	8/18/10	17,232	16,677	555
	Japanese Yen	Buy	8/18/10	10,890	10,780	110
	Mexican Peso	Sell	8/18/10	602,532	595,407	(7,125)
	Norwegian Krone	Buy	8/18/10	3,140,765	2,966,744	174,021
	Singapore Dollar	Sell	8/18/10	595,094	586,071	(9,023)
	South African Rand	Sell	8/18/10	619,544	594,900	(24,644)
	Swiss Franc	Buy	8/18/10	1,250	1,234	16
	Turkish Lira (New)	Buy	8/18/10	1,826,252	1,770,365	55,887

Credit Suisse First Boston
International
	Australian Dollar	Buy	8/18/10	3,066,837	3,049,964	16,873
	British Pound	Sell	8/18/10	6,087,248	5,868,711	(218,537)
	Euro	Buy	8/18/10	6,181,056	5,997,120	183,936
	Japanese Yen	Buy	8/18/10	2,927,046	2,859,558	67,488
	Norwegian Krone	Buy	8/18/10	3,095,636	3,004,446	91,190
	Swedish Krona	Sell	8/18/10	3,057,390	3,008,080	(49,310)
	Swiss Franc	Sell	8/18/10	6,125,165	6,029,229	(95,936)
	Turkish Lira (New)	Buy	8/18/10	1,829,033	1,779,071	49,962

Deutsche Bank AG
	Australian Dollar	Buy	8/18/10	3,093,072	2,915,734	177,338
	Brazilian Real	Buy	8/18/10	1,801,038	1,782,313	18,725
	Canadian Dollar	Sell	8/18/10	6,608	6,447	(161)
	Czech Koruna	Sell	8/18/10	640,421	605,701	(34,720)
	Euro	Buy	8/18/10	6,125,182	5,981,570	143,612
	Hungarian Forint	Sell	8/18/10	17,991	17,413	(578)
	Mexican Peso	Sell	8/18/10	623,299	617,021	(6,278)
	Polish Zloty	Buy	8/18/10	639,472	619,359	20,113
	Singapore Dollar	Sell	8/18/10	595,168	586,137	(9,031)
	Swiss Franc	Sell	8/18/10	3,110,331	3,066,028	(44,303)
	Turkish Lira (New)	Buy	8/18/10	1,213,353	1,177,029	36,324

Goldman Sachs
International
	Australian Dollar	Buy	8/18/10	3,130,216	2,963,352	166,864
	British Pound	Sell	8/18/10	3,767	3,647	(120)
	Canadian Dollar	Sell	8/18/10	3,074,972	3,012,949	(62,023)
	Chilean Peso	Sell	8/18/10	600,965	583,446	(17,519)
	Euro	Buy	8/18/10	3,001,560	2,913,075	88,485
	Hungarian Forint	Sell	8/18/10	14,347	13,885	(462)
	Polish Zloty	Buy	8/18/10	635,145	615,806	19,339
	Swedish Krona	Buy	8/18/10	3,154,987	2,985,002	169,985
	Swiss Franc	Sell	8/18/10	6,174,693	6,069,295	(105,398)

HSBC
	Euro	Buy	8/18/10	3,172,839	3,076,084	96,755

	Singapore Dollar	Sell	8/18/10	595,168	586,076	(9,092)
	Swiss Franc	Sell	8/18/10	3,015,892	2,966,986	(48,906)

JPMorgan Chase
Bank, N.A.
	Australian Dollar	Buy	8/18/10	6,217,789	6,006,872	210,917
	Brazilian Real	Buy	8/18/10	3,049,826	3,019,276	30,550
	British Pound	Buy	8/18/10	54,147	53,856	291
	Czech Koruna	Sell	8/18/10	1,915,145	1,828,619	(86,526)
	Euro	Buy	8/18/10	2,974,797	2,877,314	97,483
	Hungarian Forint	Buy	8/18/10	599,235	587,743	11,492
	Japanese Yen	Sell	8/18/10	2,363	2,340	(23)
	Mexican Peso	Sell	8/18/10	620,887	619,036	(1,851)
	New Zealand Dollar	Sell	8/18/10	595,783	579,427	(16,356)
	Norwegian Krone	Buy	8/18/10	3,194,663	3,099,078	95,585
	Polish Zloty	Buy	8/18/10	1,894,534	1,842,822	51,712
	Singapore Dollar	Sell	8/18/10	1,823,009	1,797,548	(25,461)
	Swedish Krona	Sell	8/18/10	3,174,592	3,102,394	(72,198)
	Swiss Franc	Sell	8/18/10	6,062,366	5,964,498	(97,868)
	Turkish Lira (New)	Buy	8/18/10	1,829,629	1,771,961	57,668

RBSF
	Australian Dollar	Buy	8/18/10	6,169,014	5,955,176	213,838
	British Pound	Buy	8/18/10	36,569	36,240	329
	Canadian Dollar	Sell	8/18/10	3,034,063	3,003,925	(30,138)
	Czech Koruna	Sell	8/18/10	1,907,111	1,826,647	(80,464)
	Euro	Buy	8/18/10	3,082,891	3,006,203	76,688
	Hungarian Forint	Sell	8/18/10	9,190	9,144	(46)
	Norwegian Krone	Buy	8/18/10	6,283,832	5,958,562	325,270
	Polish Zloty	Buy	8/18/10	1,274,454	1,225,674	48,780
	Swedish Krona	Sell	8/18/10	3,166,198	3,001,428	(164,770)
	Swiss Franc	Sell	8/18/10	6,215,469	6,131,239	(84,230)
	Turkish Lira (New)	Buy	8/18/10	1,834,991	1,781,889	53,102

State Street
	Australian Dollar	Buy	8/18/10	6,140,705	5,799,571	341,134
	Canadian Dollar	Sell	8/18/10	2,890,056	2,822,427	(67,629)
	Euro	Sell	8/18/10	34,334	33,127	(1,207)
	Japanese Yen	Buy	8/18/10	107,841	106,969	872
	Norwegian Krone	Sell	8/18/10	18,279	17,254	(1,025)
	Swiss Franc	Buy	8/18/10	113,384	112,710	674

UBS AG
	Australian Dollar	Buy	8/18/10	6,262,777	6,055,101	207,676
	British Pound	Sell	8/18/10	390,488	378,039	(12,449)
	Canadian Dollar	Sell	8/18/10	3,019,682	3,004,806	(14,876)
	Czech Koruna	Sell	8/18/10	1,901,467	1,795,469	(105,998)
	Euro	Buy	8/18/10	6,165,129	5,993,883	171,246
	Japanese Yen	Buy	8/18/10	3,067,726	3,036,821	30,905
	Mexican Peso	Sell	8/18/10	611,871	598,232	(13,639)
	Norwegian Krone	Buy	8/18/10	3,150,127	3,099,411	50,716
	South African Rand	Buy	8/18/10	619,421	590,546	28,875
	Swedish Krona	Sell	8/18/10	3,135,215	2,971,327	(163,888)
	Swiss Franc	Sell	8/18/10	6,095,160	6,003,427	(91,733)

WestPac
	British Pound	Buy	8/18/10	59,483	57,665	1,818
	Canadian Dollar	Buy	8/18/10	30,026	29,942	84
	Euro	Buy	8/18/10	3,329,888	3,276,363	53,525
	Japanese Yen	Buy	8/18/10	3,046,484	2,992,138	54,346
	New Zealand Dollar	Sell	8/18/10	628,199	615,454	(12,745)
	Swedish Krona	Buy	8/18/10	3,164,006	2,995,599	168,407
	Swiss Franc	Sell	8/18/10	6,234,414	6,166,865	(67,549)

Total						$2,163,963

Putnam Absolute Return 300 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	3	$503,466	Sep-10	$(167)
U.K. Gilt 10 yr (Short)	1	190,722	Sep-10	(3,534)
U.S. Treasury Bond 20 yr (Short)	332	42,734,625	Sep-10	(172,796)
U.S. Treasury Bond 30 yr (Long)	297	40,169,250	Sep-10	1,058,659
U.S. Treasury Note 2 yr (Long)	503	110,219,875	Sep-10	38,341
U.S. Treasury Note 5 yr (Short)	189	22,647,516	Sep-10	(510,590)
U.S. Treasury Note 10 yr (Long)	312	38,629,500	Sep-10	418,392

Total				$828,305

Putnam Absolute Return 300 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $19,085,994) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$12,332,000	Aug-11/4.49	$1,339,995
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,332,000	Aug-11/4.49	98,409
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	4,685,666
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	38,426,000	Jan-12/4.80	407,316
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	1,025,455
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	9,548,000	Aug-11/4.475	78,580
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	698,115
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,166,000	Aug-11/4.55	45,382
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.70	428,035
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,412,000	Aug-11/4.70	19,278
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	1,911,502
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	16,967,000	Jul-11/4.52	111,982
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,483,500	Jul-11/4.5475	973,821
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	8,483,500	Jul-11/4.5475	53,870
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	18,404,300	Sep-10/4.02	1,745,648
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	18,404,300	Sep-10/4.02	1,104
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	2,674,220
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	23,055,600	Jan-12/4.72	268,828
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	88,839
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	795,340	Feb-15/5.36	27,678
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,042,460	Feb-15/5.27	539,387
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,042,460	Feb-15/5.27	185,537
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	5,758,100	Apr-12/4.8675	699,704
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	5,758,100	Apr-12/4.8675	74,288
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	22,181,100	Mar-11/4.665	30,832
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	22,181,100	Mar-11/4.7375	27,505
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	15,604,700	Oct-10/4.02	1,454,982
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	15,604,700	Oct-10/4.02	3,277

Total			$19,699,235

Putnam Absolute Return 300 Fund

TBA SALE COMMITMENTS OUTSTANDING at 7/31/10 (proceeds receivable $252,738,984) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, August 1, 2040	$120,000,000	8/12/10	$130,326,564
FHLMC, 6s, July 1, 2040	99,000,000	7/14/10	107,677,964
FNMA, 4s, August 1, 2040	15,000,000	8/12/10	15,375,000

Total			$253,379,528

Putnam Absolute Return 300 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$166,596,000		$(31,940)	6/4/12	1.24%	3 month USD-LIBOR-BBA	$(1,837,744)

CAD	6,250,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	185,071

CAD	1,750,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(69,992)

CAD	7,360,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(69,774)

GBP	11,400,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	73,057

GBP	6,680,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(122,141)

Barclays Bank PLC
AUD	1,820,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	43,815

	$13,752,300	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,322,284)

	8,137,300		(2,617)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(220,355)

AUD	1,830,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(20,357)

AUD	6,760,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	(39,664)

	$31,300,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	144,357

	75,200,000		--	7/6/15	2.075%	3 month USD-LIBOR-BBA	(1,250,243)

Citibank, N.A.
GBP	42,520,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	120,822

GBP	34,020,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(205,237)

GBP	10,100,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	27,140

	$172,882,900		84,721	7/9/12	0.96%	3 month USD-LIBOR-BBA	(775,912)

Credit Suisse
International
CHF	6,270,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(7,835)

CHF	19,760,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(25,292)

CHF	19,760,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(29,824)

CHF	19,760,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(12,926)

GBP	8,110,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(26,531)

GBP	4,490,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	9,983

Deutsche Bank AG
	$160,196,200		(100,795)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(268,183)

	278,565,000		652,565	7/27/20	3 month USD-LIBOR-BBA	2.94%	2,053,239

	173,188,100		--	5/5/12	1.194%	3 month USD-LIBOR-BBA	(1,982,797)

	217,289,800		24,806	5/6/12	1.25%	3 month USD-LIBOR-BBA	(2,698,787)

	132,317,000		341,043	5/6/15	2.68%	3 month USD-LIBOR-BBA	(6,450,045)

Goldman Sachs
International
AUD	877,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	18,105

AUD	2,950,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	61,559

	$35,792,000		--	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(82,096)

	36,018,600		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(271,047)

	123,796,300		132,282	5/12/15	2.52%	3 month USD-LIBOR-BBA	(5,177,611)

CHF	21,470,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(6,410)

	$105,362,600		(40,184)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(1,116,781)

AUD	1,690,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	36,029

JPMorgan Chase
Bank, N.A.
AUD	1,830,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(34,327)

AUD	1,372,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(28,231)

	$13,752,300	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,236,469)

	36,018,600		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(237,495)

AUD	520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	16,377

JPY	979,460,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(68,266)

JPY	2,447,290,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	29,141

CAD	8,360,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(64,624)

CAD	1,890,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(63,585)

CAD	6,610,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	166,273

AUD	1,372,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(16,115)

JPY	36,800,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	5,357

JPY	49,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(5,767)

JPY	4,221,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(256,136)

JPY	1,116,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	231,612

JPY	5,246,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	52,588

	$17,218,800		64,704	7/16/40	3.88%	3 month USD-LIBOR-BBA	(561,596)

	35,792,000		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(83,755)

Total							$(23,471,709)

(E) See Interest rate swap contracts note regarding extended effective dates.

Putnam Absolute Return 300 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /				premium	Termination	received (paid) by	received by	appreciation/
Notional amount				received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
		$439,236		$--	1/12/40	(4.00%)1 month	Synthetic TRS	$4,561
						USD-LIBOR	Index 4.00% 30
							year Fannie Mae
							pools

		867,699		--	1/12/40	4.50% (1 month	Synthetic TRS	(12,331)
						USD-LIBOR)	Index 4.50% 30
							year Fannie Mae
							pools

		420,195		--	1/12/40	(5.00%)1 month	Synthetic TRS	5,117
						USD-LIBOR	Index 5.00% 30
							year Fannie Mae
							pools

		14,603,775		43,269	1/12/39	5.50% (1 month	Synthetic TRS	(96,796)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		14,648,206		16,605	1/12/39	6.00% (1 month	Synthetic TRS	(107,559)
						USD-LIBOR)	Index 6.00% 30
							year Fannie Mae
							pools

		29,296,919		(14,056)	1/12/38	(6.50%) 1 month	Synthetic TRS	182,503
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		27,041,505		--	1/12/38	(6.50%) 1 month	Synthetic TRS	147,947
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		27,011,599		--	1/12/39	5.50% (1 month	Synthetic TRS	(218,594)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		27,011,599		--	1/12/39	5.50% (1 month	Synthetic TRS	(218,594)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

		27,041,505		--	1/12/38	(6.50%) 1 month	Synthetic TRS	147,947
						USD-LIBOR	Index 6.50% 30
							year Fannie Mae
							pools

		2,433,861		--	1/12/39	5.50% (1 month	Synthetic TRS	(19,696)
						USD-LIBOR)	Index 5.50% 30
							year Fannie Mae
							pools

Citibank, N.A.
	GBP	5,330,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(29,041)
							UK Retail Price
							Index

Deutsche Bank AG
		$439,236		--	1/12/40	4.00% (1 month	Synthetic TRS	(4,561)
						USD-LIBOR)	Index 4.00% 30
							year Fannie Mae
							pools

		867,699		--	1/12/40	(4.50%)1 month	Synthetic TRS	12,331
						USD-LIBOR	Index 4.50% 30
							year Fannie Mae
							pools

		420,195		--	1/12/40	5.00% (1 month	Synthetic TRS	(5,117)
						USD-LIBOR)	Index 5.00% 30
							year Fannie Mae
							pools

Goldman Sachs
International
		2,665,000		--	7/28/11	(0.685%)	USA Non Revised	1,146
							Consumer Price
							Index- Urban
							(CPI-U)

		2,665,000		--	7/29/11	(0.76%)	USA Non Revised	(879)
							Consumer Price
							Index- Urban
							(CPI-U)

		2,665,000		--	7/30/11	(0.73%)	USA Non Revised	(133)
							Consumer Price
							Index- Urban
							(CPI-U)

Total								$(211,749)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 300 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(5,786)	$650,000	12/20/19	(100 bp)	$34,222

Deutsche Bank AG
France, Gov't of,
4.25%, 04/25/2019	--	9,480	10,140,000	6/20/15	(100 bp)	(167,249)

JPMorgan Chase Bank, N.A.
Spain Gov't, 5.5%,
7/30/2017	--	(533,086)	7,100,000	6/20/15	(100 bp)	(271,230)

Spain Gov't, 5.5%,
7/30/2017	--	(546,723)	6,000,000	6/20/16	(100 bp)	(287,576)

Total						$(691,833)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

100 Fund	$309,314,015
300 Fund	834,580,321

(b) The aggregate identified cost on a tax basis is as follows:

	Cost for federal	Unrealized	Unrealized	Net unrealized
	income tax purposes	appreciation	depreciation	appreciation

100 Fund	$388,114,130	$8,523,612	$1,680,264	$6,843,348
300 Fund	1,157,900,467	32,893,610	5,924,837	26,968,773

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts, for one or both of the funds, at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts, for one or both of the funds, at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety, for one or both of the funds.

(e) Each fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $55,675 and $92,023 (for 100 Fund and 300 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as noted below. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

	Purchases	Sales

100 Fund	$246,704,578	$244,801,569

300 Fund	453,080,841	446,478,924

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to one or both of the funds for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the funds maintained liquid assets totaling $87,035,572 and $357,929,622 (for 100 Fund and 300 Fund, respectively) to cover forward commitments and certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: Each fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: Each fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. Each fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The funds had average contract amounts of approximately 350 and 950 (for 100 Fund and 300 Fund, respectively) on futures contracts for the reporting period. The funds had average contract amounts of approximately $49,700,000 and $156,000,000 (for 100 Fund and 300 Fund, respectively) on purchased options contracts for the reporting period. The funds had average contract amounts approximately $89,000,000 and $318,300,000 (for 100 Fund and 300 Fund, respectively) on written options contracts for the reporting period.

Forward currency contracts: Each fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The funds had average contract amounts of approximately $300,000 and $85,700,000 (for 100 Fund and 300 Fund, respectively) on forward currency contracts for the reporting period.

Total return swap contracts: Each fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the fund's return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $13,800,000 and $62,100,000 (for 100 Fund and 300 Fund, respectively) on total return swap contracts for the reporting period.

Interest rate swap contracts: Each fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund's maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $383,900,000 and $1,559,600,000 (for 100 Fund and 300 Fund, respectively) on interest rate swap contracts for the reporting period.

Credit default contracts: Each fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, each fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The funds had average notional contract amounts of approximately $1,700,000 and $8,100,000 (for 100 Fund and 300 Fund, respectively) on credit default swap contracts for the reporting period.

Master agreements: Each fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the funds which can not be sold or repledged totaled $90,973 and $59,994 (for 100 Fund and 300 Fund, respectively) at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had a net liability position of $8,404,730 and $31,270,089 (for 100 Fund and 300 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $7,405,901 and $27,644,221 (for 100 Fund and 300 Fund, respectively).

TBA purchase commitments: Each fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The funds hold, and maintain until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the funds may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the funds as an unrealized gain or loss.

Although each fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the funds may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: Each fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, each fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

100 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$11,441,439	$--

Corporate bonds and notes	--	25,892,996	--

Foreign government bonds and notes	--	976,836	--

Mortgage-backed securities	--	85,565,917	--

Purchased options outstanding	--	4,189,399	--

U.S. Government Agency Obligations	--	3,927,663	--

U.S. Government and Agency Mortgage Obligations	--	66,543,476	--

U.S. Treasury Obligations	--	873,774	--

Short-term investments	24,377,841	171,168,137	--

Totals by level	$24,377,841	$370,579,637	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(4,356)	$--

Futures contracts	646,716	--	--

Written options	--	(5,426,812)	--

TBA sale commitments	--	(54,095,351)	--

Interest rate swap contracts	--	(6,170,612)	--

Total return swap contracts	--	(55,482)	--

Credit default contracts	--	79,069	--
Totals by level	$646,716	$(65,673,544)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Credit contracts	$113,927	$34,858

Foreign exchange contracts	5,888	10,244

Interest rate contracts	5,818,078	12,634,879

Total	$5,937,893	$12,679,981

300 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$40,135,983	$--

Corporate bonds and notes	--	166,911,921	--

Foreign government bonds and notes	--	3,831,125	--

Mortgage-backed securities	--	375,219,531	--

Purchased options outstanding	--	12,285,370	--

U.S. Government Agency Obligations	--	7,884,056	--

U.S. Government and Agency Mortgage Obligations	--	310,517,027	--

U.S. Treasury Obligations	--	854,469	--

Short-term investments	53,864,648	213,365,110	--

Totals by level	$53,864,648	$1,131,004,592	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$2,163,963	$--

Futures contracts	828,305	--	--

Written options	--	(19,699,235)	--

TBA sale commitments	--	(253,379,528)	--

Interest rate swap contracts	--	(24,596,294)	--

Total return swap contracts	--	(257,567)	--

Credit default contracts	--	384,282	--
Totals by level	$828,305	$(295,384,379)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Credit contracts	$561,011	$176,729

Foreign exchange contracts	4,856,552	2,692,589

Interest rate contracts	16,938,330	48,377,751

Total	$22,355,893	$51,247,069

For additional information regarding the funds please see the funds' most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor

Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Absolute Return 500 and 700 Funds

The fund's portfolio	500 FUND		700 FUND
7/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES(a)	500 FUND 28.4%		700 FUND 38.7%

	Principal amount	Value	Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser.
07-1, Class 2A1, 5.767s, 2037	$531,952	$315,098	$1,185,940	$702,484
Banc of America Commercial Mortgage,
Inc.
Ser. 08-1, Class A3, 6.147s, 2014	983,000	1,071,245	718,000	782,456
FRB Ser. 07-4, Class A3, 5.811s, 2051	1,695,000	1,777,377	2,400,000	2,516,640
Ser. 07-2, Class A2, 5.634s, 2049	1,682,000	1,737,206	1,962,000	2,026,396
Ser. 07-5, Class A3, 5.62s, 2051	392,000	412,232	355,000	373,322
Ser. 06-4, Class A2, 5.522s, 2046	1,859,000	1,901,962	1,334,000	1,364,829
FRB Ser. 06-1, Class A2, 5.334s, 2045	1,958,000	1,981,755	1,244,000	1,259,092
Ser. 06-5, Class A2, 5.317s, 2047	1,008,000	1,054,499	1,294,000	1,353,693
Ser. 06-6, Class A2, 5.309s, 2045	1,429,000	1,460,139	927,000	947,200
Ser. 07-1, Class XW, IO, 0.287s, 2049	5,283,796	74,439	4,690,816	66,085
Banc of America Commercial Mortgage,
Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.747s, 2035	2,760,232	25,086	2,449,792	22,264
Ser. 04-4, Class XC, IO, 0.273s, 2042	7,302,111	119,576	6,481,490	106,138
Banc of America Funding Corp. FRB Ser.
07-6, Class A1, 0.29s, 2037	878,256	570,866	1,090,975	709,134
Barclays Capital, LLC Trust FRB Ser.
07-AA1, Class 2A1, 0.509s, 2037	684,712	395,582	1,506,504	870,359
Bear St Ser. 06-4, Class 22A1, 5.65s,
2036	690,502	324,536	1,586,209	745,518
Bear Stearns Alternate Trust FRB Ser.
06-2, Class 24A1, 5.68s, 2036	1,289,398	818,768	1,437,765	912,981
Bear Stearns Alternate Trust 144A FRB
Ser. 06-7, Class 1AE4, 5.855s, 2046	1,578,685	1,026,145	2,209,049	1,435,882
Bear Stearns Alternate Trust II FRB
Ser. 07-1, Class 1A1, 5.735s, 2047	3,098,235	1,899,364	4,236,928	2,597,435
Bear Stearns Asset Backed Securities
Trust FRB Ser. 07-AC4, Class A1,
0.629s, 2037	510,326	262,818	706,717	363,960
Bear Stearns Commercial Mortgage
Securities, Inc.
Ser. 07-PW18, Class A2, 5.613s, 2050	467,000	487,598	484,000	505,348
Ser. 06-PW13, Class A2, 5.426s, 2041	1,614,000	1,652,010	2,197,000	2,248,740
Ser. 05-PWR9, Class A2, 4.735s, 2042	299,727	302,448	526,145	530,923
Citigroup FRB Ser. 07-AR5, Class 1A2A,
5.474s, 2037	304,209	207,741	300,616	205,288
Citigroup Commercial Mortgage Trust FRB
Ser. 08-C7, Class A2B, 6.091s, 2049	331,000	351,601	166,000	176,331
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 05-10, Class 1A5A, 5.666s, 2035	--	--	384,816	253,016
FRB Ser. 07-6, Class 1A3A, 5.493s, 2046	258,554	144,790	224,656	125,808
FRB Ser. 06-AR7, Class 2A2A, 5.477s,
2036	589,715	353,829	712,665	427,599
Citigroup/Deutsche Bank Commercial
Mortgage Trust
Ser. 06-CD3, Class A2, 5.56s, 2048	579,000	613,291	831,000	880,216
Ser. 06-CD2, Class A2, 5.408s, 2046	1,504,000	1,518,148	2,092,000	2,111,680
Ser. 07-CD4, Class A2B, 5.205s, 2049	2,193,000	2,276,478	3,143,000	3,262,641
Commercial Mortgage Pass-Through
Certificates
FRB Ser. 07-C9, Class A2, 5.811s, 2049	--	--	231,000	241,051
Ser. 06-C8, Class A2B, 5.248s, 2046	278,000	287,100	380,000	392,439
Countrywide Alternative Loan Trust
Ser. 07-16CB, Class 3A1, 6 3/4s, 2037	504,369	307,665	677,390	413,208
Ser. 07-16CB, Class 4A7, 6s, 2037	350,876	263,157	811,791	608,843
Ser. 06-45T1, Class 2A5, 6s, 2037	444,089	301,981	584,881	397,719
Ser. 06-41CB, Class 1A7, 6s, 2037	503,108	353,433	659,843	463,540
Ser. 06-2CB, Class A11, 6s, 2036	132,571	87,083	126,518	83,106
Ser. 05-80CB, Class 2A1, 6s, 2036	208,768	151,879	198,931	144,722
Ser. 05-50CB, Class 3A1, 6s, 2035	556,598	349,377	821,914	515,916
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037	718,397	545,982	970,440	737,535
FRB Ser. 07-HY4, Class 4A1, 5.712s, 2047	641,830	443,537	878,177	606,865
FRB Ser. 05-9CB, Class 1A1, 0.829s, 2035	449,551	323,526	622,699	448,133
FRB Ser. 06-23CBC, Class 2A5, 0.729s,
2036	240,383	118,990	247,384	122,455
FRB Ser. 06-18CB, Class A7, 0.679s, 2036	607,014	352,068	806,046	467,507
FRB Ser. 06-24CB, Class A13, 0.679s,
2036	400,114	245,695	501,929	308,216
Countrywide Home Loans
FRB Ser. 06-HYB3, Class 2A1A, 5.568s,
2036	775,972	559,647	946,269	682,468
FRB Ser. 06-HYB2, Class 2A1B, 5.326s,
2036	1,148,843	758,236	1,504,056	992,677
FRB Ser. 04-HYB6, Class A2, 3.457s, 2034	640,766	544,651	1,443,789	1,227,220
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.561s,
2035	601,908	86,127	817,912	117,035
Ser. 06-R1, Class AS, IO, 5.537s, 2036	5,128,061	554,472	6,195,219	669,858
Ser. 05-R3, Class AS, IO, 5.456s, 2035	1,898,534	233,757	3,245,706	399,628
Ser. 05-R2, Class 1AS, IO, 5.21s, 2035	2,262,183	298,845	3,669,448	484,752
Credit Suisse Mortgage Capital
Certificates
FRB Ser. 08-C1, Class A2, 6.215s, 2041	429,000	447,884	290,000	302,766
Ser. 07-1, Class 1A4, 6.131s, 2037	402,592	258,917	809,073	520,335
Ser. 06-6, Class 1A4, 6s, 2036	1,172,392	689,015	2,577,913	1,515,039
Ser. 07-1, Class 1A1A, 5.942s, 2037	145,902	84,623	193,519	112,241
FRB Ser. 07-C4, Class A2, 5.83s, 2039	165,000	172,854	145,000	151,902
FRB Ser. 06-C3, Class A2, 5.825s, 2038	319,000	324,728	550,000	559,876
FRB Ser. 07-C3, Class A2, 5.722s, 2039
(FWC)	618,000	640,614	674,000	698,664
Ser. 07-C5, Class A2, 5.589s, 2040 (F)	1,089,000	1,127,767	1,679,000	1,738,770
Ser. 07-C2, Class A2, 5.448s, 2049	1,444,000	1,479,434	1,259,000	1,289,894
CS First Boston Mortgage Securities
Corp. FRB Ser. 05-C4, Class A3, 5.12s,
2038	1,083,000	1,121,128	1,292,000	1,337,486
CS First Boston Mortgage Securities
Corp. 144A
Ser. 03-C3, Class AX, IO, 1.739s, 2038	8,452,385	335,378	9,197,412	364,940
Ser. 04-C4, Class AX, IO, 0.385s, 2039	2,980,330	65,973	2,645,560	58,563
Ser. 05-C1, Class AX, IO, 0.154s, 2038	27,528,473	276,898	26,394,626	265,493
CWCapital Cobalt Ser. 07-C2, Class A2,
5.334s, 2047	204,548	215,625	238,967	251,908
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.519s, 2037	442,040	245,332	505,877	280,762
Fannie Mae IFB Ser. 10-58, Class NS,
12.664s, 2040	376,014	383,534	485,725	495,440
Federal Home Loan Mortgage Corp.
Structured Pass Through Securities Ser.
T-8, Class A9, IO, 0.516s, 2028	417,988	6,974	354,976	5,923
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 3ASI, IO, 7.171s,
2043	130,677	25,788	223,416	44,089
Ser. T-59, Class 1AX, IO, 0.27s, 2043	910,080	10,011	772,803	8,501
Ser. T-48, Class A2, IO, 0.212s, 2033	1,242,285	10,776	1,054,919	9,150
FRB Ser. T-54, Class 2A, IO, zero %,
2043	519,353	62	441,067	52

Federal National Mortgage Association
FRB Ser. 2009-103, Class KS, 56.692s,
2039	389,425	450,518	504,926	584,139
IFB Ser. 05-74, Class NK, 25.856s, 2035	97,359	146,810	96,512	145,534
IFB Ser. 05-95, Class OP, 19.34s, 2035	157,944	229,518	157,944	229,518
IFB Ser. 03-W6, Class 4S, IO, 7.271s,
2042	1,240,099	227,186	1,947,007	356,692
IFB Ser. 04-W2, Class 1A3S, IO, 6.821s,
2044	55,020	5,502	46,634	4,663
IFB Ser. 03-34, Class WS, IO, 6.671s,
2029	330,094	36,036	479,444	52,340
IFB Ser. 07-28, Class SE, IO, 6.421s,
2037	5,792,038	890,688	7,224,478	1,110,966
IFB Ser. 05-90, Class GS, IO, 6.421s,
2035	236,206	37,904	217,330	34,875
IFB Ser. 05-18, Class SK, IO, 6.421s,
2035	212,622	19,332	196,190	17,838
IFB Ser. 06-123, Class CI, IO, 6.411s,
2037	--	--	2,657,089	416,711
IFB Ser. 05-95, Class CI, IO, 6.371s,
2035	1,841,242	302,719	2,406,849	395,710
IFB Ser. 05-59, Class KS, IO, 6.371s,
2035	143,730	23,160	5,018,848	808,706
IFB Ser. 05-29, Class SY, IO, 6.371s,
2035	5,467,175	961,583	3,522,224	619,499
IFB Ser. 05-57, Class CI, IO, 6.371s,
2035	4,715,462	716,459	5,960,033	905,557
IFB Ser. 05-5, Class SD, IO, 6.371s,
2035	1,663,575	246,475	2,138,882	316,897
IFB Ser. 05-104, Class SI, IO, 6.371s,
2033	1,188,689	167,223	1,011,892	142,351
IFB Ser. 05-73, Class SD, IO, 6.351s,
2035	94,906	17,481	87,136	16,050
IFB Ser. 08-10, Class PI, IO, 6.321s,
2037	943,038	95,134	827,556	83,484
IFB Ser. 06-51, Class SP, IO, 6.321s,
2036	2,099,845	345,886	2,730,435	449,757
IFB Ser. 05-51, Class WS, IO, 6.301s,
2035	242,414	38,980	215,255	34,613
IFB Ser. 06-36, Class PS, IO, 6.271s,
2036	389,027	62,493	351,716	56,500
IFB Ser. 10-27, Class BS, IO, 6.121s,
2040	4,528,034	690,100	6,440,363	981,551
IFB Ser. 09-70, Class SI, IO, 6.121s,
2036	1,396,194	145,218	3,171,664	329,885
IFB Ser. 07-30, Class OI, IO, 6.111s,
2037	2,395,089	368,628	2,773,261	426,833
IFB Ser. 06-123, Class LI, IO, 5.991s,
2037	2,368,275	336,650	2,772,615	394,127
IFB Ser. 08-11, Class SC, IO, 5.951s,
2038	278,067	39,733	256,500	36,651
IFB Ser. 10-2, Class MS, IO, 5.921s,
2050	589,242	60,077	1,338,070	136,425
IFB Ser. 09-88, Class SA, IO, 5.871s,
2039	348,238	42,955	305,770	37,717
IFB Ser. 07-39, Class AI, IO, 5.791s,
2037	2,166,977	285,001	2,576,946	338,920
IFB Ser. 09-47, Class SA, IO, 5.771s,
2039	2,962,359	299,978	2,599,870	263,271
IFB Ser. 09-12, Class DI, IO, 5.701s,
2037	8,358,788	1,173,239	12,417,878	1,742,973
IFB Ser. 04-46, Class PJ, IO, 5.671s,
2034	4,395,805	558,267	6,561,361	833,293
Ser. 06-W2, Class 1AS, IO, 5.664s, 2036	882,318	95,952	1,765,089	191,953
Ser. 06-W3, Class 1AS, IO, 5.66s, 2046	124,513	18,840	291,461	44,101
Ser. 07-W1, Class 1AS, IO, 5.403s, 2046	1,714,753	241,736	2,285,974	322,263
Ser. 10-21, Class IP, IO, 5s, 2039	1,531,742	208,317	2,404,266	326,980
IFB Ser. 05-W2, Class A2, IO, 4.881s,
2035	622,548	72,487	1,064,293	123,923
Class AI, IO, 4 1/2s, 2017 (FWC)	10,534,000	1,059,984	14,495,000	1,458,559
Ser. 03-W12, Class 2, IO, 2.226s, 2043	509,753	45,172	692,522	61,368
Ser. 03-W12, Class 1IO2, IO, 1.984s,
2043	5,802,677	472,976	7,677,452	625,789
Ser. 03-W10, Class 1, IO, 1.704s, 2043	376,162	25,882	511,083	35,166
Ser. 03-W8, Class 12, IO, 1.639s, 2042	363,572	24,618	493,783	33,435
Ser. 98-W5, Class X, IO, 1.396s, 2028	304,462	15,386	258,546	13,066
Ser. 98-W2, Class X, IO, 1.244s, 2028	718,177	38,244	609,872	32,477
Ser. 03-W17, Class 12, IO, 1.142s, 2033	1,926,426	86,689	2,617,192	117,774
FRB Ser. 07-80, Class F, 1.029s, 2037	71,203	71,167	--	--
FRB Ser. 06-3, Class FY, 0.829s, 2036	100,495	100,365	86,204	86,092
Ser. 03-T2, Class 2, IO, 0.811s, 2042	6,934,594	205,206	8,575,964	253,777
Ser. 01-T12, Class IO, 0.565s, 2041	4,746,686	111,544	6,448,762	151,542
Ser. 03-W1, Class 2A, IO, zero %, 2042	1,075,379	11	913,338	9
Ser. 08-36, Class OV, PO, zero %, 2036	--	--	69,827	56,799
FRB Ser. 06-115, Class SN, zero %, 2036	348,465	321,931	516,308	476,995
FRB Ser. 06-104, Class EK, zero %, 2036	97,666	93,700	139,337	133,678
FRB Ser. 05-117, Class GF, zero %, 2036	--	--	92,994	99,971
Freddie Mac
IFB Ser. 2976, Class KL, 23.133s, 2035	302,377	462,882	423,328	648,035
IFB Ser. 2990, Class LB, 16.074s, 2034	297,423	394,621	416,393	552,470
IFB Ser. 3673, Class DS, 10.096s, 2040	919,628	929,974	1,201,375	1,214,890
IFB Ser. 3151, Class SI, IO, 6.809s,
2036	542,780	106,595	463,596	91,044
IFB Ser. 3157, Class SA, IO, 6.809s,
2036	3,218,273	582,346	3,825,494	692,223
IFB Ser. 2645, Class ST, IO, 6.809s,
2031	7,384,156	489,570	7,581,381	502,646
IFB Ser. 3208, Class PS, IO, 6.759s,
2036	3,117,588	539,831	3,130,437	542,056
IFB Ser. 3050, Class SI, IO, 6.409s,
2034	4,729,932	807,753	4,716,393	805,441
IFB Ser. 3122, Class DS, IO, 6.359s,
2036	1,852,861	306,043	2,469,795	407,944
IFB Ser. 3123, Class LI, IO, 6.359s,
2036	745,595	138,360	495,072	91,870
IFB Ser. 3117, Class SI, IO, 6.359s,
2036	5,409,392	913,680	6,459,827	1,091,105
IFB Ser. 2990, Class SE, IO, 6.359s,
2035	4,582,131	765,080	4,165,444	695,505
IFB Ser. 3107, Class DC, IO, 6.359s,
2035	7,792,999	1,298,781	10,355,496	1,725,847
IFB Ser. 3256, Class S, IO, 6.349s, 2036	2,828,471	456,040	3,376,487	544,398
IFB Ser. 3398, Class SI, IO, 6.309s,
2036	2,673,066	327,076	3,436,800	420,527
IFB Ser. 2990, Class SR, IO, 6.309s,
2035	3,051,958	437,895	3,492,613	501,120
IFB Ser. 3231, Class SA, IO, 6.259s,
2036	5,580,773	798,748	8,634,917	1,235,873
IFB Ser. 3145, Class GI, IO, 6.259s,
2036	2,688,462	450,921	3,166,411	531,085
IFB Ser. 3114, Class GI, IO, 6.259s,
2036	1,302,342	232,873	1,657,527	296,384
IFB Ser. 3510, Class IB, IO, 6.259s,
2036	116,796	23,134	158,682	31,430
IFB Ser. 3055, Class MS, IO, 6.259s,
2035	3,870,515	606,355	4,428,876	693,828

IFB Ser. 2866, Class GS, IO, 6.259s,
2034	2,661,815	306,109	2,477,896	284,958
IFB Ser. 3652, Class CS, IO, 6.209s,
2040	6,948,563	1,172,744	8,569,537	1,446,324
IFB Ser. 3346, Class SC, IO, 6.209s,
2033	7,459,042	1,076,041	7,887,850	1,137,901
IFB Ser. 3346, Class SB, IO, 6.209s,
2033	2,846,159	408,395	2,473,440	354,914
IFB Ser. 3510, Class DI, IO, 6.139s,
2035	178,839	27,818	243,159	37,823
IFB Ser. 3631, Class PS, IO, 6.109s,
2040	552,696	84,874	1,523,876	234,013
IFB Ser. 3284, Class LI, IO, 6.099s,
2037	6,345,863	926,052	9,868,383	1,440,093
IFB Ser. 3261, Class SA, IO, 6.089s,
2037	2,664,581	394,811	3,190,112	472,679
IFB Ser. 3242, Class SD, IO, 5.949s,
2036	517,711	58,191	459,922	51,695
IFB Ser. 3631, Class SJ, IO, 5.899s,
2040	5,638,668	818,685	7,956,287	1,155,182
IFB Ser. 3617, Class BS, IO, 5.879s,
2039	1,278,056	151,170	1,534,850	181,544
IFB Ser. 3476, Class S, IO, 5.759s, 2038	620,810	50,875	551,457	45,192
IFB Ser. 3303, Class SD, IO, 5.749s,
2037	2,670,942	351,354	3,460,084	455,163
IFB Ser. 3309, Class SG, IO, 5.729s,
2037	2,431,416	299,748	3,133,825	386,342
IFB Ser. 3530, Class CS, IO, 5.709s,
2039	18,514,725	1,982,001	18,463,609	1,976,529
Ser. 2815, Class GS, 5.659s, 2034	2,468,220	320,843	3,204,356	416,532
Ser. 3672, Class PI, IO, 5 1/2s, 2039	1,804,779	363,771	2,413,561	486,477
Ser. 3645, Class ID, IO, 5s, 2040	659,568	97,913	1,000,757	148,562
Ser. 3632, Class CI, IO, 5s, 2038	871,867	133,954	1,322,609	203,206
Ser. 3626, Class DI, IO, 5s, 2037	665,860	54,960	1,010,241	83,385
Ser. 3653, Class CI, IO, 5s, 2036	9,784,795	971,630	11,687,446	1,160,563
Ser. 3623, Class CI, IO, 5s, 2036	596,115	53,591	904,480	81,313
Ser. 3663, Class BI, IO, 4 1/2s, 2024	7,959,720	685,539	10,510,390	905,218
FRB Ser. 2634, Class LF, 1.646s, 2033	45,976	46,029	--	--
FRB Ser. 3190, Class FL, 1.141s, 2032	49,893	49,914	--	--
FRB Ser. 3035, Class NF, 1.046s, 2035	126,691	126,668	104,169	104,149
FRB Ser. 3350, Class FK, 0.941s, 2037	60,465	60,473	--	--
Ser. 3206, Class EO, PO, zero %, 2036	133,026	119,311	--	--
Ser. 3175, Class MO, PO, zero %, 2036	140,007	126,042	--	--
FRB Ser. 3047, Class BD, zero %, 2035	158,055	153,989	--	--
GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	940,567	1,009,000	1,038,329
Ser. 07-C1, Class A2, 5.417s, 2049	1,419,000	1,463,316	--	--
FRB Ser. 06-C1, Class A2, 5.335s, 2044	942,000	948,019	1,127,000	1,134,202
GE Capital Commercial Mortgage Corp.
144A Ser. 05-C2, Class XC, IO, 0.121s,
2043	19,286,889	147,720	17,118,974	131,116
Government National Mortgage Association
IFB Ser. 10-14, Class SA, IO, 7.662s,
2032	1,281,981	188,720	1,540,660	226,801
IFB Ser. 04-11, Class SB, IO, 6.862s,
2034	1,046,101	157,763	918,049	138,451
IFB Ser. 05-68, Class SN, IO, 6.859s,
2034	129,157	15,210	119,074	14,022
IFB Ser. 04-96, Class KS, IO, 6.662s,
2034	70,741	9,791	65,300	9,037
IFB Ser. 09-77, Class CS, IO, 6.659s,
2038	2,061,972	296,097	2,721,803	390,848
IFB Ser. 06-16, Class GS, IO, 6.652s,
2036	157,783	20,103	605,472	77,143
IFB Ser. 09-76, Class SA, IO, 6.559s,
2039	2,968,881	439,588	3,633,786	538,038
IFB Ser. 09-106, Class XI, IO, 6.462s,
2037	1,819,594	224,138	1,687,682	207,889
IFB Ser. 10-14, Class SB, IO, 6.462s,
2035	96,891	13,437	93,165	12,920
IFB Ser. 09-87, Class SI, IO, 6.412s,
2035	4,871,509	707,100	7,276,315	1,056,157
IFB Ser. 04-104, Class IS, IO, 6.412s,
2034	221,196	23,467	203,860	21,627
IFB Ser. 09-61, Class SA, IO, 6.362s,
2039	2,653,217	328,309	6,026,280	745,692
IFB Ser. 06-25, Class SI, IO, 6.362s,
2036	323,353	39,200	287,291	34,828
IFB Ser. 07-37, Class SU, IO, 6.349s,
2037	333,471	41,114	307,110	37,864
IFB Ser. 07-37, Class YS, IO, 6.329s,
2037	195,589	23,328	180,286	21,503
IFB Ser. 07-16, Class KU, IO, 6.312s,
2037	964,549	123,568	866,152	110,963
IFB Ser. 07-16, Class PU, IO, 6.312s,
2037	142,689	17,956	127,052	15,988
IFB Ser. 09-106, Class LP, IO, 6.272s,
2036	936,304	111,514	863,144	102,800
IFB Ser. 08-6, Class TI, IO, 6.259s,
2032	126,332	8,994	116,488	8,293
IFB Ser. 06-34, Class PS, IO, 6.252s,
2036	119,498	13,931	109,107	12,720
IFB Ser. 10-42, Class SP, IO, 6.212s,
2039	3,404,657	563,823	4,099,667	678,919
IFB Ser. 10-31, Class PS, IO, 6.212s,
2038	5,878,175	1,026,909	8,680,883	1,516,537
IFB Ser. 10-47, Class XN, IO, 6.209s,
2034	564,161	41,528	499,031	36,734
IFB Ser. 10-60, Class S, IO, 6.162s,
2040	2,812,269	418,803	3,839,254	571,742
IFB Ser. 10-53, Class SA, IO, 6.162s,
2039	1,237,307	179,363	1,680,122	243,554
IFB Ser. 09-104, Class KS, IO, 6.159s,
2039	583,464	68,916	511,653	60,434
IFB Ser. 10-47, Class UX, IO, 6.129s,
2037	943,311	120,933	1,219,078	156,286
IFB Ser. 09-101, Class SB, IO, 6.112s,
2039	4,061,741	520,756	5,544,660	710,881
IFB Ser. 10-14, Class SX, IO, 6.109s,
2040	2,184,568	290,897	2,826,285	376,348
IFB Ser. 07-35, Class KY, IO, 6.109s,
2037	14,837,731	1,549,504	21,747,830	2,271,126
IFB Ser. 09-102, Class SM, IO, 6.059s,
2039	3,113,129	349,741	4,522,555	508,081
IFB Ser. 05-65, Class SI, IO, 6.012s,
2035	226,344	25,679	307,281	34,861
IFB Ser. 08-40, Class SC, IO, 6.009s,
2038	5,805,369	813,898	5,277,430	739,882
IFB Ser. 09-102, Class SA, IO, 5.989s,
2039	1,198,029	159,488	1,051,689	140,006
IFB Ser. 09-92, Class SJ, IO, 5.979s,
2039	5,463,560	616,202	9,016,790	1,016,950
IFB Ser. 09-110, Class NS, IO, 5.962s,
2039	2,366,111	271,260	2,076,610	238,071
IFB Ser. 05-92, Class SP, IO, 5.962s,
2035	865,708	72,512	798,032	66,843

IFB Ser. 09-92, Class SL, IO, 5.959s,
2039	3,630,586	382,555	3,186,340	335,745
IFB Ser. 09-58, Class AS, IO, 5.912s,
2039	3,429,044	421,018	6,138,956	753,741
IFB Ser. 09-88, Class SK, IO, 5.909s,
2039	3,180,162	295,135	2,790,994	259,018
IFB Ser. 09-61, Class WQ, IO, 5.909s,
2035	1,869,192	274,061	3,346,370	490,645
IFB Ser. 05-66, Class S, IO, 5.909s,
2035	657,582	97,750	606,261	90,121
IFB Ser. 04-83, Class CS, IO, 5.742s,
2034	528,898	58,623	487,346	54,017
IFB Ser. 09-50, Class SW, IO, 5.662s,
2039	387,450	38,412	339,585	33,666
IFB Ser. 09-106, Class ST, IO, 5.662s,
2038	5,878,641	622,666	7,180,188	760,526
IFB Ser. 04-41, Class SG, IO, 5.662s,
2034	194,930	7,766	264,955	10,556
IFB Ser. 10-68, Class MS, IO, 5.512s,
2040	3,742,511	487,047	5,085,183	661,781
IFB Ser. 10-14, Class SC, IO, 4.454s,
2035	373,992	55,564	332,993	49,473
IFB Ser. 09-106, Class WT, IO, 0.15s,
2037	468,814	1,303	434,511	1,208
Greenwich Capital Commercial Funding
Corp. Ser. 05-GG3, Class A2, 4.305s,
2042	551,666	560,750	440,510	447,763
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.808s, 2045	1,463,000	1,553,478	2,006,000	2,130,059
Ser. 06-GG6, Class A2, 5.506s, 2038	1,665,777	1,690,154	2,277,071	2,310,394
GS Mortgage Securities Corp. II 144A
Ser. 03-C1, Class X1, IO, 0.848s, 2040	5,579,987	92,411	4,953,140	82,030
GS Mortgage Securities Trust FRB Ser.
07-GG10, Class AAB, 5.808s, 2045	190,000	203,070	173,000	184,900
GSMPS Mortgage Loan Trust FRB Ser.
05-RP2, Class 1AF, 0.679s, 2035	374,414	310,763	436,484	362,282
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	361,576	329,034	460,187	418,770
Ser. 05-RP1, Class 1AS, IO, 5.651s, 2035	6,670,162	984,313	9,735,263	1,436,629
IFB Ser. 04-4, Class 1AS, IO, 5.519s,
2034	6,210,997	727,851	7,636,991	894,960
Ser. 98-2, IO, 0.888s, 2027	120,527	2,950	102,338	2,505
FRB Ser. 06-RP2, Class 1AF1, 0.729s,
2036	547,665	454,562	669,369	555,576
FRB Ser. 04-4, Class 1AF, 0.729s, 2034	439,523	369,199	542,512	455,710
FRB Ser. 05-RP3, Class 1AF, 0.679s, 2035	--	--	11,425	9,483
FRB Ser. 05-RP1, Class 1AF, 0.679s, 2035	205,133	172,312	419,556	352,427
Ser. 98-3, IO, 0.594s, 2027	149,991	3,190	127,330	2,708
Ser. 98-4, IO, 0.328s, 2026	156,174	5,139	132,668	4,366
Ser. 99-2, IO, 0.17s, 2027	199,201	2,657	169,125	2,256
IndyMac Inda Mortgage Loan Trust FRB
Ser. 07-AR7, Class 1A1, 5.993s, 2037	383,045	305,598	890,946	710,808
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR3, Class 2A1A, 5.68s, 2036	1,506,970	809,996	3,167,540	1,702,553
FRB Ser. 06-AR19, Class 1A2, 5.66s, 2036	1,285,903	649,305	3,151,367	1,591,255
FRB Ser. 06-AR5, Class 1A2, 5.501s, 2036	438,733	65,810	397,802	59,670
FRB Ser. 05-AR23, Class 6A1, 5.341s,
2035	1,590,603	1,177,046	2,168,048	1,604,355
FRB Ser. 07-AR5, Class 2A1, 5.308s, 2037	528,568	285,427	1,161,486	627,202
FRB Ser. 06-AR3, Class 3A1B, 5.284s,
2036	427,373	272,450	497,516	317,166
FRB Ser. 05-AR15, Class A1, 5.15s, 2035	1,090,089	863,896	2,159,661	1,711,532
FRB Ser. 06-AR11, Class 3A1, 4 7/8s,
2036	393,055	198,359	545,006	275,043
FRB Ser. 06-AR41, Class A3, 0.509s, 2037	376,458	186,347	427,767	211,745
FRB Ser. 06-AR35, Class 2A1A, 0.499s,
2037	943,247	492,098	942,670	491,798
JPMorgan Chase Commercial Mortgage
Securities Corp.
Ser. 06-LDP7, Class A2, 6.051s, 2045	1,183,654	1,209,537	1,518,556	1,551,762
Ser. 07-CB20, Class A3, 5.863s, 2051	351,000	374,738	--	--
Ser. 07-C1, Class ASB, 5.857s, 2051	1,740,000	1,867,186	2,324,000	2,493,874
Ser. 07-LD12, Class A2, 5.827s, 2051	536,000	558,079	300,000	312,358
FRB Ser. 07-LD11, Class A2, 5.803s, 2049	1,748,000	1,827,947	1,749,000	1,828,993
FRB Ser. 07-CB19, Class ASB, 5.729s,
2049	629,000	679,316	424,000	457,917
Ser. 07-CB20, Class A2, 5.629s, 2051	1,679,000	1,750,167	1,694,000	1,765,802
Ser. 06-CB16, Class A3B, 5.579s, 2045	751,000	790,909	892,000	939,401
Ser. 06-CB16, Class A2, 5.45s, 2045	367,000	378,279	613,000	631,839
Ser. 06-LDP8, Class A3B, 5.447s, 2045	368,000	391,745	369,000	392,809
Ser. 06-LDP9, Class A2S, 5.298s, 2047	1,624,000	1,675,010	1,179,000	1,216,032
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,618,666	1,710,800	2,207,900	2,333,574
Ser. 05-CB13, Class A2, 5.247s, 2043	2,122,353	2,131,548	2,928,867	2,941,556
Ser. 07-LDPX, Class A1S, 4.93s, 2049	1,139,496	1,170,984	668,582	687,057
Ser. 05-LDP4, Class A2, 4.79s, 2042	11,424	11,421	11,424	11,421
Ser. 06-LDP9, Class X, IO, 0.451s, 2047	40,330,731	842,578	23,760,749	496,402
Ser. 06-CB16, Class X1, IO, 0.121s, 2045	12,144,811	147,929	10,779,436	131,298
LB Commercial Conduit Mortgage Trust
Ser. 07-C3, Class A2, 5.84s, 2044	226,000	238,097	229,000	241,257
LB Commercial Conduit Mortgage Trust
144A FRB Ser. 07-C3, Class A2FL, 5.84s,
2044	1,666,000	1,750,646	2,052,000	2,156,258
LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A2, 5.845s, 2012	1,413,351	1,475,650	2,017,509	2,106,438
Ser. 06-C3, Class A2, 5.532s, 2032	1,234,000	1,250,859	2,137,000	2,166,196
Ser. 07-C1, Class A2, 5.318s, 2040	755,000	778,846	920,000	949,057
Ser. 07-C2, Class A2, 5.303s, 2040	1,586,399	1,636,792	2,349,263	2,423,889
Ser. 05-C7, Class A2, 5.103s, 2030	240,823	241,798	203,163	203,986
Ser. 06-C1, Class A2, 5.084s, 2031	1,497,670	1,515,463	1,047,445	1,059,888
Ser. 07-C2, Class XW, IO, 0 5/8s, 2040	3,588,629	89,124	3,186,624	79,140
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.289s, 2037	3,953,179	75,643	3,508,866	67,141
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A2, 5.722s, 2050	1,302,000	1,360,235	1,373,000	1,434,411
Ser. 06-C1, Class A2, 5.61s, 2039	156,000	164,760	146,000	154,199
Ser. 05-MCP1, Class XC, IO, 0.185s, 2043	19,303,070	238,453	--	--
Merrill Lynch Mortgage Trust 144A Ser.
05-LC1, Class X, IO, 0.097s, 2044	10,959,309	61,332	9,727,104	54,436
Merrill Lynch/Countrywide Commercial
Mortgage Trust
FRB Ser. 07-8, Class A2, 5.919s, 2049	394,000	436,768	679,000	752,705
Ser. 07-7, Class ASB, 5.745s, 2050	657,000	695,836	844,000	893,890
Ser. 06-1, Class A2, 5.439s, 2039	760,000	769,485	927,000	938,569
Ser. 07-5, Class A3, 5.364s, 2048	1,356,000	1,375,118	690,000	699,728
Ser. 2006-3, Class A2, 5.291s, 2046	434,000	443,796	517,000	528,669
Ser. 06-4, Class A2, 5.112s, 2049	127,000	129,983	124,000	126,913
FRB Ser. 06-4, Class A2FL, 0.463s, 2049	1,075,000	1,015,875	1,475,000	1,393,875
Morgan Stanley Capital I
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049	2,079,000	2,193,789	1,684,000	1,776,980
Ser. 2006-HQ9, Class A2, 5.618s, 2044	579,000	599,564	130,000	134,617
FRB Ser. 06-HQ8, Class A3, 5.438s, 2044	2,205,000	2,255,230	771,000	788,563
Ser. 07-IQ13, Class A3, 5.331s, 2044	1,064,000	1,133,677	1,287,000	1,371,281
Ser. 06-T21, Class A2, 5.09s, 2052	40,945	41,261	37,912	38,204
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,474,017	1,486,458	--	--
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.772s, 2036	540,952	351,619	697,306	453,249
FRB Ser. 07-14AR, Class 6A1, 5.525s,
2037	2,150,009	1,376,006	3,038,612	1,944,711

Ser. 06-6AR, Class 2A, 5.411s, 2036	394,376	244,513	405,993	251,716
FRB Ser. 07-15AR, Class 2A1, 5.386s,
2037	974,830	663,268	1,239,787	843,544
FRB Ser. 07-11AR, Class 2A5, 4.914s,
2037	468,368	244,722	616,503	322,123
FRB Ser. 06-5AR, Class A, 0.579s, 2036	--	--	428,197	214,099
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	256,233	238,297	317,444	295,223
IFB Ser. 04-R3, Class AS, IO, 6.721s,
2035	150,939	28,464	593,371	111,898
Residential Accredit Loans, Inc.
Ser. 06-QS17, Class A4, 6s, 2036	730,130	432,374	714,885	423,346
Ser. 06-QS13, Class 1A5, 6s, 2036	131,985	80,593	119,198	72,785
Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.801s,
2036	603,614	90,542	562,829	84,424
Ser. 06-A13, Class A1, 6 1/4s, 2036	1,813,980	1,160,947	2,932,061	1,876,519
Ser. 06-A5CB, Class A6, 6s, 2036	635,544	367,424	749,165	433,111
FRB Ser. 05-A13, Class 1A1, 1.029s, 2035	--	--	645,540	426,460
FRB Ser. 05-A2, Class A1, 0.829s, 2035	960,531	680,598	1,143,891	810,520
FRB Ser. 06-A9CB, Class A1, 0.699s, 2036	635,341	358,968	592,412	334,713
Structured Adjustable Rate Mortgage
Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	--	--	386,580	262,875
FRB Ser. 07-10, Class 1A1, 6s, 2037	1,695,087	916,075	1,739,209	939,920
FRB Ser. 05-23, Class 3A1, 5.93s, 2036	1,284,332	963,249	1,576,997	1,182,748
FRB Ser. 06-4, Class 6A, 5.77s, 2036	738,446	544,604	926,946	683,623
FRB Ser. 06-9, Class 1A1, 5.497s, 2036	601,972	342,817	497,600	283,378
FRB Ser. 05-18, Class 6A1, 4.483s, 2035	--	--	862,423	664,065
FRB Ser. 06-12, Class 1A1, 0.489s, 2037	542,591	311,990	832,192	478,510
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.903s,
2037	973,077	155,287	1,321,880	210,951
Ser. 07-4, Class 1A4, IO, 1s, 2037	1,935,952	70,522	2,711,353	98,768
Structured Asset Securities Corp. 144A
Ser. 05-RF6, Class A, IO, 5.509s, 2043	2,056,629	299,393	1,820,583	262,777
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	290,000	308,198	265,000	281,629
FRB Ser. 07-C33, Class A2, 5.857s, 2051	1,526,000	1,596,450	2,072,000	2,167,657
FRB Ser. 07-C32, Class APB, 5.74s, 2049	640,000	685,794	372,000	398,618
FRB Ser. 07-C32, Class A2, 5.735s, 2049	1,641,000	1,705,940	2,478,000	2,576,063
Ser. 06-C25, Class A2, 5.684s, 2043	88,195	89,274	778,503	788,028
Ser. 06-C28, Class A3, 5.679s, 2048	922,000	966,109	1,034,000	1,083,467
Ser. 06-C27, Class A2, 5.624s, 2045	550,000	563,143	615,000	629,696
Ser. 07-C34, Class A2, 5.569s, 2046	1,039,000	1,082,109	1,177,000	1,225,834
Ser. 2006-C28, Class A2, 5 1/2s, 2048	1,625,000	1,664,373	2,076,000	2,126,300
Ser. 07-C31, Class A2, 5.421s, 2047	941,000	972,819	1,141,000	1,179,582
Wachovia Bank Commercial Mortgage Trust
144A Ser. 03-C3, Class IOI, IO, 1.098s,
2035	4,546,280	96,446	4,036,047	85,622
Wells Fargo Alternative Loan Trust FRB
Ser. 07-PA6, Class A1, 6.32s, 2037	355,878	246,529	295,153	204,463

Total mortgage-backed securities (cost
$155,935,190 and $188,702,710)		$164,875,737		$199,291,714

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS(a)	500 FUND 23.5%		700 FUND 27.7%
	Principal amount	Value	Principal amount	Value

U.S. Government Agency Mortgage Obligations		23.5%		27.7%
Federal Home Loan Mortgage Corporation
Pass-Through Certificates
6s, TBA, August 1, 2040	$56,000,000	$60,819,063	$67,000,000	$72,765,665
6s, TBA, July 1, 2040	41,000,000	44,593,904	42,000,000	45,681,560
Federal National Mortgage Association
Pass-Through Certificates
4 1/2s, TBA, August 1, 2040	18,000,000	18,822,656	23,000,000	24,051,171
4s, TBA, September 1, 2040	6,000,000	6,123,750	--	--
4s, TBA, August 1, 2040	6,000,000	6,150,000	--	--
		136,509,373		142,498,396

Total U.S. government and agency
mortgage obligations (cost $135,991,964
and $141,953,987)		$136,509,373		$142,498,396

U.S. GOVERNMENT AGENCY OBLIGATIONS(a)	500 FUND 0.6%		700 FUND 0.5%

	Principal amount	Value	Principal amount	Value

Bank of America Corp. 0.566s, FDIC
guaranteed notes FRN, Ser. BKNT,
September 13, 2010	$625,000	$625,224	$315,000	$315,113
General Electric Capital Corp. 1 5/8s,
FDIC guaranteed notes, January 7, 2011	900,000	905,241	700,000	704,076
Goldman Sachs Group, Inc (The) 1 5/8s,
FDIC guaranteed notes, July 15, 2011	900,000	910,670	700,000	708,299
JPMorgan Chase & Co. 2 5/8s, FDIC
guaranteed notes, December 1, 2010	900,000	907,130	700,000	705,545

Total U.S. government agency
obligations (cost $3,327,055 and
$2,416,495)		$3,348,265		$2,433,033

COMMON STOCKS(a)	500 FUND 11.0%		700 FUND 12.2%

	Shares	Value	Shares	Value

Aerospace and defense		0.4%		0.4%
General Dynamics Corp.	4,548	$278,565	4,480	$274,400
L-3 Communications Holdings, Inc.	3,728	272,293	3,672	268,203
Lockheed Martin Corp.	4,121	309,693	4,059	305,034
Northrop Grumman Corp.	5,099	299,005	5,022	294,490
Raytheon Co.	6,010	278,083	5,919	273,872
Rockwell Collins, Inc.	5,392	308,207	5,310	303,520
United Technologies Corp.	4,690	333,459	4,619	328,411
		2,079,305		2,047,930

Airlines		0.1%		0.1%
Copa Holdings SA Class A (Panama)	6,158	318,061	6,065	313,257
Southwest Airlines Co.	26,467	318,927	26,067	314,107
		636,988		627,364

Automotive		0.1%		0.1%
Carlisle Cos., Inc.	8,887	299,314	8,753	294,801
Johnson Controls, Inc.	10,149	292,393	9,996	287,985
		591,707		582,786

Banking		0.5%		0.5%
City National Corp.	5,969	338,263	5,878	333,106
Cullen/Frost Bankers, Inc.	5,922	326,954	5,833	322,040
First Niagara Financial Group, Inc.	24,389	327,056	24,021	322,122
Hudson City Bancorp, Inc.	25,801	320,448	25,412	315,617
M&T Bank Corp.	4,016	350,757	3,956	345,517
New York Community Bancorp, Inc.	20,785	358,749	20,471	353,329
People's United Financial, Inc.	21,983	304,245	21,651	299,650
Washington Federal, Inc.	16,805	292,407	16,551	287,987

		2,618,879		2,579,368

Beverage		0.1%		0.1%
Brown-Forman Corp. Class B (Non Voting
Shares)	5,911	373,634	5,822	368,009
		373,634		368,009

Biotechnology		0.3%		0.4%
Alexion Pharmaceuticals, Inc. (NON)	6,179	335,890	6,086	330,835
Amgen, Inc. (NON)	5,778	315,074	5,691	310,330
Biogen Idec, Inc. (NON)	6,449	360,370	6,352	354,950
Celgene Corp. (NON)	5,637	310,881	5,552	306,193
Gilead Sciences, Inc. (NON)	8,263	275,323	8,138	271,158
United Therapeutics Corp. (NON)	6,148	300,576	6,056	296,078
		1,898,114		1,869,544

Building materials		0.1%		0.1%
Lennox International, Inc.	7,643	333,770	7,528	328,748
		333,770		328,748

Cable television		0.1%		0.1%
IAC/InterActiveCorp. (NON)	15,494	387,350	15,260	381,500
		387,350		381,500

Chemicals		0.3%		0.4%
Cabot Corp.	10,710	315,945	10,548	311,166
CF Industries Holdings, Inc.	4,091	332,148	4,029	327,115
Cytec Industries, Inc.	7,082	353,533	6,975	348,192
Lubrizol Corp. (The)	3,700	345,913	3,644	340,678
PPG Industries, Inc.	4,907	340,889	4,833	335,749
RPM, Inc.	15,534	291,573	15,300	287,181
		1,980,001		1,950,081

Coal		0.1%		0.1%
Alpha Natural Resources, Inc. (NON)	6,731	257,999	6,629	254,090
Peabody Energy Corp.	6,965	314,470	6,860	309,729
		572,469		563,819

Commercial and consumer services		0.3%		0.3%
Expedia, Inc.	14,304	324,415	14,088	319,516
Lender Processing Services, Inc.	9,290	296,723	9,150	292,251
Moody's Corp.	13,399	315,546	13,197	310,789
Priceline.com, Inc. (NON)	1,284	288,130	1,264	283,642
URS Corp. (NON)	6,863	277,197	6,759	272,996
		1,502,011		1,479,194

Computers		0.3%		0.3%
Hewlett-Packard Co.	6,572	302,575	6,472	297,971
IBM Corp.	2,691	345,524	2,650	340,260
Seagate Technology (NON)	17,985	225,712	17,713	222,298
Teradata Corp. (NON)	11,664	370,915	11,488	365,318
Western Digital Corp. (NON)	8,189	216,108	8,065	212,835
		1,460,834		1,438,682

Conglomerates		0.1%		0.1%
SPX Corp.	5,135	305,841	5,057	301,195
		305,841		301,195

Consumer		0.1%		0.1%
Scotts Miracle-Gro Co. (The) Class A	7,050	340,163	6,944	335,048
Tiffany & Co.	6,793	285,782	6,691	281,490
		625,945		616,538

Consumer goods		0.1%		0.1%
Colgate-Palmolive Co.	4,038	318,921	3,977	314,103
Kimberly-Clark Corp.	5,623	360,547	5,538	355,097
		679,468		669,200

Distribution		0.1%		0.1%
W.W. Grainger, Inc.	3,229	361,680	3,180	356,192
		361,680		356,192

Electric utilities		0.4%		0.4%
Alliant Energy Corp.	9,318	322,030	9,177	317,157
Constellation Energy Group, Inc.	8,610	272,076	8,480	267,968
DPL, Inc.	11,299	285,978	11,129	281,675
Edison International	9,438	312,870	9,295	308,129
FirstEnergy Corp.	8,413	317,170	8,285	312,345
Pinnacle West Capital Corp.	8,341	317,709	8,215	312,909
PPL Corp.	12,310	335,940	12,124	330,864
		2,163,773		2,131,047

Electronics		0.6%		0.6%
Altera Corp.	13,609	377,241	13,403	371,531
Analog Devices, Inc.	11,575	343,893	11,400	338,694
Broadcom Corp. Class A	9,888	356,265	9,739	350,896
Fairchild Semiconductor Intl.,, Inc.
(NON)	29,625	268,995	29,177	264,927
Garmin, Ltd.	8,788	250,546	8,655	246,754
Intersil Corp. Class A	22,346	253,851	22,008	250,011
National Semiconductor Corp.	23,282	321,292	22,930	316,434
QLogic Corp. (NON)	16,658	265,195	16,407	261,199
Silicon Laboratories, Inc. (NON)	6,989	279,909	6,883	275,664
Vishay Intertechnology, Inc. (NON)	32,066	272,240	31,582	268,131
Xilinx, Inc.	13,149	367,120	12,950	361,564
		3,356,547		3,305,805

Energy (oil field)		0.2%		0.2%
Baker Hughes, Inc.	6,560	316,651	6,461	311,872
Diamond Offshore Drilling, Inc.	3,911	232,665	3,852	229,155
Dresser-Rand Group, Inc. (NON)	9,910	368,751	9,760	363,170
Tidewater, Inc.	6,420	263,092	6,323	259,117
		1,181,159		1,163,314

Engineering and construction		0.1%		0.1%
Shaw Group, Inc. (NON)	9,100	291,564	8,962	287,142
		291,564		287,142

Food		0.5%		0.5%
Campbell Soup Co.	9,699	348,194	9,552	342,917
ConAgra Foods, Inc.	14,001	328,743	13,789	323,766
Flowers Foods, Inc.	13,219	320,296	13,019	315,450
General Mills, Inc.	9,762	333,860	9,614	328,799

H.J. Heinz Co.	7,499	333,556	7,385	328,485
Hormel Foods Corp.	8,654	371,430	8,524	365,850
Kellogg Co.	6,526	326,626	6,427	321,671
Sara Lee Corp.	24,688	365,136	24,315	359,619
		2,727,841		2,686,557

Forest products and packaging		0.2%		0.2%
Plum Creek Timber Company, Inc. (R)	8,502	305,052	8,374	300,459
Rayonier, Inc. (R)	7,119	347,621	7,012	342,396
Sealed Air Corp.	15,388	332,842	15,156	327,824
		985,515		970,679

Health-care services		0.3%		0.3%
Express Scripts, Inc. (NON)	6,612	298,730	6,512	294,212
Health Net, Inc. (NON)	14,907	351,060	14,682	345,761
Humana, Inc. (NON)	7,357	345,926	7,246	340,707
Lincare Holdings, Inc.	10,560	250,906	10,399	247,080
Medco Health Solutions, Inc. (NON)	5,552	266,496	5,468	262,464
Mednax, Inc. (NON)	6,107	287,945	6,015	283,607
		1,801,063		1,773,831

Insurance		0.7%		0.8%
AON Corp.	7,894	297,367	7,775	292,884
Arch Capital Group, Ltd. (NON)	4,529	354,440	4,460	349,040
Arthur J. Gallagher & Co.	13,295	337,959	13,094	332,849
Aspen Insurance Holdings, Ltd. (Bermuda)	12,121	331,509	11,938	326,504
Axis Capital Holdings, Ltd.	11,034	343,930	10,867	338,724
Chubb Corp. (The)	6,498	341,990	6,399	336,779
HCC Insurance Holdings, Inc.	12,814	334,702	12,620	329,634
Loews Corp.	9,210	342,152	9,070	336,951
PartnerRe, Ltd.	4,339	314,013	4,273	309,237
RenaissanceRe Holdings, Ltd.	6,169	352,990	6,076	347,669
Transatlantic Holdings, Inc.	6,641	317,506	6,541	312,725
Travelers Cos., Inc. (The)	6,712	338,620	6,611	333,525
Validus Holdings, Ltd. (Bermuda)	13,265	329,503	13,064	324,510
		4,336,681		4,271,031

Machinery		0.2%		0.2%
Donaldson Co., Inc.	7,685	364,807	7,569	359,300
Parker Hannifin Corp.	5,070	314,948	4,993	310,165
Timken Co.	10,847	364,676	10,683	359,162
		1,044,431		1,028,627

Manufacturing		0.1%		0.1%
Thomas & Betts Corp. (NON)	8,447	334,839	8,320	329,805
		334,839		329,805

Medical services		0.1%		0.1%
DaVita, Inc. (NON)	5,290	303,223	5,210	298,637
		303,223		298,637

Medical technology		0.2%		0.2%
Becton, Dickinson and Co.	4,382	301,482	4,316	296,941
Gen-Probe, Inc. (NON)	7,126	320,456	7,018	315,599
Hospira, Inc. (NON)	6,226	324,375	6,132	319,477
Varian Medical Systems, Inc. (NON)	6,022	332,414	5,931	327,391
		1,278,727		1,259,408

Natural gas utilities		0.2%		0.2%
Southern Union Co.	12,964	292,597	12,768	288,174
Spectra Energy Corp.	14,521	301,892	14,301	297,318
UGI Corp.	11,527	310,768	11,352	306,050
		905,257		891,542

Oil and gas		0.8%		0.9%
Apache Corp.	3,154	301,459	3,106	296,871
Atwood Oceanics, Inc. (NON)	9,127	248,254	8,989	244,501
Chevron Corp.	4,169	317,719	4,106	312,918
Cimarex Energy Co.	5,027	346,209	4,951	340,975
Exxon Mobil Corp.	4,859	289,985	4,786	285,628
Frontier Oil Corp.	23,524	289,110	23,168	284,735
Hess Corp.	5,279	282,902	5,199	278,614
Nabors Industries, Ltd. (NON)	15,679	288,650	15,442	284,287
Occidental Petroleum Corp.	3,959	308,525	3,899	303,849
Oil States International, Inc. (NON)	6,846	314,505	6,743	309,773
Patterson-UTI Energy, Inc.	22,291	366,241	21,955	360,721
Sunoco, Inc.	10,960	390,943	10,795	385,058
Tesoro Corp.	25,700	331,787	25,312	326,778
Unit Corp. (NON)	7,083	289,695	6,976	285,318
Williams Cos., Inc. (The)	14,196	275,544	13,981	271,371
		4,641,528		4,571,397

Pharmaceuticals		0.4%		0.4%
Abbott Laboratories	6,687	328,198	6,586	323,241
Allergan, Inc.	5,515	336,746	5,432	331,678
Bristol-Myers Squibb Co.	13,812	344,195	13,602	338,962
Endo Pharmaceuticals Holdings, Inc.
(NON)	14,584	350,162	14,363	344,856
Forest Laboratories, Inc. (NON)	12,482	346,376	12,294	341,159
King Pharmaceuticals, Inc. (NON)	34,024	298,050	33,510	293,548
Mylan, Inc. (NON)	15,484	269,422	15,250	265,350
		2,273,149		2,238,794

Publishing		0.1%		0.1%
McGraw-Hill Cos., Inc. (The)	10,119	310,552	9,966	305,857
R. R. Donnelley & Sons Co.	16,416	276,938	16,168	272,754
		587,490		578,611

Real estate		0.5%		0.5%
CommonWealth REIT (R)	11,027	286,151	10,860	281,817
Federal Realty Investment Trust (R)	4,505	352,246	4,437	346,929
Jones Lang LaSalle, Inc.	4,262	330,135	4,198	325,177
Nationwide Health Properties, Inc. (R)	9,838	368,138	9,689	362,562
Public Storage (R)	3,607	353,919	3,553	348,620
Realty Income Corp. (R)	10,345	331,971	10,189	326,965
Ventas, Inc. (R)	7,244	367,416	7,134	361,836
Vornado Realty Trust (R)	4,212	348,669	4,148	343,371
		2,738,645		2,697,277

Regional Bells		0.1%		0.1%
Frontier Communications Corp.	2,597	19,841	2,558	19,543
Verizon Communications, Inc.	10,822	314,487	10,659	309,751
		334,328		329,294

Restaurants		0.1%		0.1%

Darden Restaurants, Inc.	7,342	307,556	7,232	302,948
Panera Bread Co. Class A (NON)	4,203	328,717	4,140	323,789
		636,273		626,737

Retail		1.0%		1.1%
Aeropostale, Inc. (NON)	10,978	312,105	10,812	307,385
Amazon.com, Inc. (NON)	2,412	284,351	2,375	279,989
AutoZone, Inc. (NON)	1,864	394,366	1,836	388,443
Barnes & Noble, Inc.	15,259	197,909	15,028	194,913
Bed Bath & Beyond, Inc. (NON)	7,290	276,145	7,180	271,978
Big Lots, Inc. (NON)	8,646	296,644	8,515	292,150
BJ's Wholesale Club, Inc. (NON)	8,941	407,263	8,806	401,113
Costco Wholesale Corp.	5,831	330,676	5,743	325,686
Dollar Tree, Inc. (NON)	8,289	367,368	8,163	361,784
Family Dollar Stores, Inc.	8,571	354,411	8,441	349,035
Gap, Inc. (The)	13,334	241,479	13,133	237,839
Herbalife, Ltd. (Cayman Islands)	7,253	360,039	7,143	354,579
Kohl's Corp. (NON)	5,958	284,137	5,868	279,845
Ross Stores, Inc.	5,973	314,538	5,882	309,746
Safeway, Inc.	13,494	277,167	13,290	272,977
Target Corp.	5,938	304,738	5,848	300,119
Wal-Mart Stores, Inc.	6,402	327,718	6,305	322,753
Walgreen Co.	9,750	278,363	9,602	274,137
		5,609,417		5,524,471

Semiconductor		0.1%		0.1%
Varian Semiconductor Equipment (NON)	10,393	293,706	10,236	289,269
		293,706		289,269

Software		0.4%		0.4%
Adobe Systems, Inc. (NON)	9,872	283,524	9,723	279,245
Amdocs, Ltd. (United Kingdom) (NON)	11,198	306,041	11,029	301,423
CA, Inc.	15,048	294,339	14,820	289,879
Citrix Systems, Inc. (NON)	7,337	403,682	7,226	397,575
McAfee, Inc. (NON)	8,771	290,320	8,639	285,951
Oracle Corp.	13,540	320,086	13,336	315,263
Symantec Corp. (NON)	20,172	261,631	19,867	257,675
		2,159,623		2,127,011

Staffing		0.1%		0.1%
Robert Half International, Inc.	12,417	312,660	12,229	307,926
		312,660		307,926

Technology		0.1%		0.1%
Tech Data Corp. (NON)	8,113	320,950	7,990	316,084
		320,950		316,084

Technology services		0.6%		0.6%
AOL, Inc. (NON)	14,614	305,725	14,393	301,102
Cognizant Technology Solutions Corp.
(NON)	6,868	374,718	6,764	369,044
DST Systems, Inc.	8,122	333,652	7,999	328,599
FactSet Research Systems, Inc.	4,670	350,250	4,599	344,925
Global Payments, Inc.	7,883	297,426	7,764	292,936
Google, Inc. Class A (NON)	661	320,486	651	315,637
Ingram Micro, Inc. Class A (NON)	19,261	318,384	18,970	313,574
Total Systems Services, Inc.	21,830	325,485	21,501	320,580
VeriSign, Inc. (NON)	13,027	366,710	12,830	361,165
Yahoo!, Inc. (NON)	20,905	290,161	20,589	285,775
		3,282,997		3,233,337

Telecommunications		0.2%		0.2%
American Tower Corp. Class A (NON)	7,726	357,250	7,609	351,840
NII Holdings, Inc. (NON)	8,070	302,302	7,948	297,732
SBA Communications Corp. (NON)	9,069	328,116	8,932	323,160
		987,668		972,732

Telephone		0.1%		0.1%
CenturyTel, Inc.	9,335	332,513	9,194	327,490
TW Telecom, Inc. (NON)	17,916	338,971	17,645	333,843
		671,484		661,333

Textiles		0.1%		0.1%
Cintas Corp.	12,733	336,915	12,541	331,835
NIKE, Inc. Class B	4,397	323,795	4,331	318,935
		660,710		650,770

Tobacco		0.2%		0.2%
Lorillard, Inc.	4,409	336,142	4,342	331,034
Philip Morris International, Inc.	6,990	356,770	6,884	351,359
Reynolds American, Inc.	6,411	370,684	6,315	365,133
		1,063,596		1,047,526

Toys		0.1%		0.1%
Mattel, Inc.	14,464	306,058	14,246	301,445
		306,058		301,445

Total common stocks (cost $68,643,025
and $67,646,547)		$63,998,898		$63,031,589

CORPORATE BONDS AND NOTES(a)	500 FUND 8.6%		700 FUND 13.2%
	Principal amount	Value	Principal amount	Value

Advertising and marketing services		0.2%		--%
Lamar Media Corp. company guaranty sr.
notes 9 3/4s, 2014	$990,000	$1,103,850	$200,000	$223,000
		1,103,850		223,000

Aerospace and defense		0.1%		0.1%
Alliant Techsystems, Inc. sr. sub.
notes 6 3/4s, 2016	265,000	264,338	335,000	334,163
BE Aerospace, Inc. sr. unsec. unsub.
notes 8 1/2s, 2018	285,000	309,938	--	--
TransDigm, Inc. company guaranty sr.
sub. notes 7 3/4s, 2014	--	--	160,000	164,800
TransDigm, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2014	190,000	195,700	165,000	169,950
		769,976		668,913

Automotive		0.4%		0.2%
Affinia Group, Inc. 144A sr. notes
10 3/4s, 2016	--	--	130,000	144,950
Ford Motor Credit Co., LLC sr. unsec.
unsub. notes 7 1/2s, 2012	930,000	972,437	620,000	648,291
Navistar International Corp. sr. notes
8 1/4s, 2021	260,000	274,950	330,000	348,975

TRW Automotive, Inc. 144A company
guaranty sr. unsec. unsub. notes 7s,
2014		1,000,000	1,020,000	--	--
			2,267,387		1,142,216

Banking			--%		--%
Shinhan Bank 144A sr. unsec. bond 6s,
2012 (South Korea)		225,000	239,998	150,000	159,999
			239,998		159,999

Beverage			--%		0.1%
Constellation Brands, Inc. company
guaranty sr. unsec. unsub. notes
7 1/4s, 2016		260,000	271,050	590,000	615,075
			271,050		615,075

Biotechnology			--%		0.1%
Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016		195,000	209,625	575,000	618,125
			209,625		618,125

Broadcasting			0.4%		0.5%
Belo Corp. sr. unsec. unsub. notes 8s,
2016		195,000	205,725	200,000	211,000
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 7 5/8s, 2016		--	--	50,000	55,500
DIRECTV Holdings, LLC company guaranty
sr. unsec. notes 6 3/8s, 2015		240,000	248,100	180,000	186,075
DISH DBS Corp. company guaranty sr.
unsec. notes 7 7/8s, 2019		110,000	116,875	100,000	106,250
Dish DBS Corp. company guaranty 7 1/8s,
2016		--	--	255,000	262,013
Echostar DBS Corp. company guaranty 7s,
2013		--	--	220,000	228,800
Echostar DBS Corp. sr. notes 6 3/8s,
2011		145,000	150,075	--	--
Sirius XM Radio, Inc. 144A sr. notes
9 3/4s, 2015		685,000	746,650	220,000	239,800
Umbrella Acquisition, Inc. 144A company
guaranty sr. unsec. unsub. notes
9 3/4s, 2015 (PIK)		--	--	15,787	14,268
Univision Communications, Inc. 144A sr.
sec. notes 12s, 2014		855,000	938,363	1,205,000	1,322,488
			2,405,788		2,626,194

Building materials			--%		0.1%
Owens Corning, Inc. company guaranty
unsec. unsub. notes 9s, 2019		210,000	247,800	275,000	324,500
			247,800		324,500

Cable television			0.3%		0.5%
CCO Holdings LLC/CCO Holdings Capital
Corp. 144A company guaranty sr. notes
7 7/8s, 2018		--	--	270,000	282,825
Charter Communications Operating
LLC/Charter Communications Operating
Capital 144A company guaranty sr. notes
8s, 2012		200,000	211,000	300,000	316,500
CSC Holdings LLC sr. unsec. unsub.
notes 8 1/2s, 2014		45,000	48,600	480,000	518,400
CSC Holdings, Inc. sr. notes 6 3/4s,
2012		215,000	224,138	84,000	87,570
CSC Holdings, Inc. sr. notes Ser. B,
7 5/8s, 2011		40,000	41,300	--	--
Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec. unsub. notes
8 1/2s, 2015		900,000	906,750	1,400,000	1,410,500
Virgin Media Finance PLC 144A company
guaranty sr. notes 7s, 2018 (United
Kingdom)	GBP	145,000	236,241	100,000	162,924
			1,668,029		2,778,719

Chemicals			--%		0.2%
Dow Chemical Co. (The) sr. unsec. FRN
2.624s, 2011		155,000	157,207	110,000	111,567
Ineos Finance PLC 144A company guaranty
sr. notes 9s, 2015 (United Kingdom)		--	--	1,000,000	1,020,000
Mosaic Co. (The) 144A sr. unsec. unsub.
notes 7 5/8s, 2016		100,000	108,069	--	--
			265,276		1,131,567

Coal			0.2%		0.2%
Arch Western Finance, LLC company
guaranty sr. notes 6 3/4s, 2013		800,000	804,000	595,000	597,975
Peabody Energy Corp. company guaranty
7 3/8s, 2016		135,000	147,150	555,000	604,950
			951,150		1,202,925

Combined utilities			--%		0.1%
El Paso Corp. sr. unsec. notes 12s, 2013		20,000	24,000	85,000	102,000
El Paso Corp. sr. unsec. notes 7s, 2017		225,000	235,465	465,000	486,628
El Paso Corp. sr. unsec. notes Ser.
GMTN, 7 3/8s, 2012		--	--	50,000	53,239
			259,465		641,867

Commercial and consumer services			0.3%		0.6%
Aramark Corp. company guaranty 8 1/2s,
2015		540,000	558,225	645,000	666,769
Corrections Corporation of America
company guaranty sr. notes 7 3/4s, 2017		260,000	275,925	320,000	339,600
Expedia, Inc. 144A company guaranty sr.
notes 8 1/2s, 2016		240,000	259,800	210,000	227,325
Lender Processing Services, Inc.
company guaranty sr. unsec. unsub.
notes 8 1/8s, 2016		405,000	429,300	559,000	592,540
Reddy Ice Corp. 144A sr. notes 11 1/4s,
2015		--	--	300,000	313,500
Sabre Holdings Corp. sr. unsec. unsub.
notes 8.35s, 2016		--	--	500,000	502,500
Travelport LLC company guaranty 9 7/8s,
2014		190,000	196,175	195,000	201,338
			1,719,425		2,843,572

Computers			0.3%		0.3%
Ceridian Corp. company guaranty sr.
unsec. notes 12 1/4s, 2015 (PIK)		485,000	460,750	695,000	660,250
Seagate Technology International 144A
company guaranty sr. sec. notes 10s,

2014 (Cayman Islands)		230,000	269,100	--	--
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013		946,000	967,285	1,034,000	1,057,265
			1,697,135		1,717,515

Conglomerates			--%		--%
SPX Corp. sr. unsec. notes 7 5/8s, 2014		260,000	272,350	125,000	130,938
			272,350		130,938

Construction			--%		--%
Associated Materials, LLC/Associated
Materials Finance, Inc. company
guaranty sr. notes 9 7/8s, 2016		135,000	146,306	140,000	151,725
			146,306		151,725

Consumer			0.2%		0.1%
Jarden Corp. company guaranty sr.
unsec. notes 8s, 2016		--	--	135,000	141,750
Jarden Corp. company guaranty sr.
unsec. sub. notes 7 1/2s, 2017		--	--	435,000	446,963
Visant Corp. company guaranty sr.
unsec. sub. notes 7 5/8s, 2012		125,000	125,156	135,000	135,169
Yankee Acquisition Corp. company
guaranty sr. notes Ser. B, 8 1/2s, 2015		740,000	762,200	--	--
			887,356		723,882

Consumer goods			0.1%		0.1%
Revlon Consumer Products Corp. company
guaranty sr. notes 9 3/4s, 2015		300,000	312,000	300,000	312,000
			312,000		312,000

Consumer services			0.1%		0.2%
Hertz Holdings Netherlands BV 144A sr.
bonds 8 1/2s, 2015 (Netherlands)	EUR	500,000	679,676	750,000	1,019,514
			679,676		1,019,514

Containers			0.1%		0.1%
Crown Americas, LLC/Crown Americas
Capital Corp. sr. notes 7 5/8s, 2013		611,000	634,676	60,000	62,325
Owens Brockway Glass Container, Inc.
company guaranty 6 3/4s, 2014		--	--	150,000	152,625
Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A company guaranty
sr. notes 7 3/4s, 2016 (Luxembourg)		195,000	203,775	200,000	209,000
			838,451		423,950

Electric utilities			0.1%		0.1%
FirstEnergy Corp. notes Ser. B, 6.45s,
2011		11,000	11,572	7,000	7,364
NiSource Finance Corp. company guaranty
sr. unsec. unsub. notes 7 7/8s, 2010		135,000	137,380	95,000	96,675
Sierra Pacific Resources sr. unsec.
notes 8 5/8s, 2014		150,000	154,500	200,000	206,000
Sierra Pacific Resources sr. unsec.
unsub. notes 6 3/4s, 2017		145,000	147,366	170,000	172,774
Texas-New Mexico Power Co. 144A 1st
mtge. sec. 9 1/2s, 2019		275,000	350,835	125,000	159,470
			801,653		642,283

Energy (oil field)			0.2%		0.3%
Expro Finance Luxemburg 144A sr. notes
8 1/2s, 2016 (Luxembourg)		530,000	517,413	615,000	600,394
Pride International, Inc. sr. unsec.
notes 7 3/8s, 2014		--	--	230,000	234,600
Trico Shipping AS 144A sr. notes
13 7/8s, 2014 (Norway)		555,000	532,800	645,000	619,200
			1,050,213		1,454,194

Financial			0.2%		0.4%
Hartford Financial Services Group, Inc.
(The) jr. unsec. sub. debs. FRB 8 1/8s,
2038		530,000	527,075	645,000	641,440
Icahn Enterprises LP/Ichan Enterprises
Finance Corp. company guaranty sr.
unsec. notes 7 3/4s, 2016		300,000	300,750	700,000	701,750
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015		162,000	168,480	324,000	336,960
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017		--	--	266,000	264,670
Leucadia National Corp. sr. unsec.
notes 7s, 2013		100,000	103,500	--	--
			1,099,805		1,944,820

Food			0.1%		0.3%
Dole Food Co. 144A sr. sec. notes 8s,
2016		--	--	200,000	207,000
Smithfield Foods, Inc. 144A sr. sec.
notes 10s, 2014		180,000	201,150	530,000	592,275
Tyson Foods, Inc. sr. unsec. unsub.
notes 10 1/2s, 2014		230,000	274,850	505,000	603,475
			476,000		1,402,750

Forest products and packaging			0.3%		0.5%
Domtar Corp. company guaranty 7 7/8s,
2011 (Canada)		145,000	153,700	215,000	227,900
PE Paper Escrow GmbH sr. notes Ser.
REGS, 11 3/4s, 2014 (Austria)	EUR	100,000	146,434	165,000	241,616
PE Paper Escrow GmbH 144A sr. notes
12s, 2014 (Austria)		$250,000	281,250	$850,000	956,250
Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		--	--	255,000	257,550
Verso Paper Holdings, LLC/Verso Paper,
Inc. sr. notes 11 1/2s, 2014		825,000	901,313	955,000	1,043,338
			1,482,697		2,726,654

Gaming and lottery			0.2%		0.4%
Ameristar Casinos, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		255,000	272,213	325,000	346,938
Harrah's Operating Co., Inc. sr. notes
11 1/4s, 2017		390,000	421,200	695,000	750,600
MGM Mirage, Inc. sr. notes 10 3/8s, 2014		180,000	198,900	190,000	209,950
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. Ser. EXCH,
6 5/8s, 2014		205,000	212,688	585,000	606,938
Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016		--	--	180,000	194,850
			1,105,001		2,109,276

Health care			0.3%		0.6%
Community Health Systems, Inc. company
guaranty 8 7/8s, 2015		525,000	549,938	810,000	848,475
HCA, Inc. company guaranty sr. notes
9 5/8s, 2016 (PIK)		--	--	230,000	248,400
HCA, Inc. company guaranty sr. notes
8 1/2s, 2019		--	--	50,000	55,250
HCA, Inc. sr. sec. notes 9 1/8s, 2014		250,000	263,125	265,000	278,913
IASIS Healthcare/IASIS Capital Corp.
sr. sub. notes 8 3/4s, 2014		545,000	558,625	815,000	835,375
Tenet Healthcare Corp. 144A company
guaranty sr. sec. notes 9s, 2015		315,000	340,200	535,000	577,800
			1,711,888		2,844,213

Household furniture and appliances			0.1%		0.2%
Sealy Mattress Co. 144A company
guaranty sr. sec. notes 10 7/8s, 2016		752,000	842,240	962,000	1,077,440
			842,240		1,077,440

Investment banking/Brokerage			--%		--%
E*Trade Financial Corp. sr. unsec.
unsub. notes 12 1/2s, 2017 (PIK)		175,000	196,875	210,000	236,250
			196,875		236,250

Lodging/Tourism			--%		0.2%
FelCor Lodging LP company guaranty sr.
notes 10s, 2014 (R)		--	--	750,000	798,750
			--		798,750

Machinery			--%		--%
Altra Holdings, Inc. company guaranty
sr. notes 8 1/8s, 2016		195,000	196,706	200,000	201,750
			196,706		201,750

Manufacturing			--%		--%
General Cable Corp. company guaranty
sr. unsec. unsub. notes FRN 2.908s, 2015		85,000	76,606	125,000	112,656
			76,606		112,656

Media			0.4%		0.7%
Affinion Group, Inc. company guaranty
10 1/8s, 2013		550,000	566,500	910,000	937,300
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 10s, 2017		75,000	87,000	315,000	365,400
Interpublic Group of Companies, Inc.
(The) sr. unsec. notes 6 1/4s, 2014		231,000	238,508	234,000	241,605
Nielsen Finance LLC/Nielsen Finance Co.
sr. notes 11 5/8s, 2014		175,000	196,438	175,000	196,438
QVC Inc. 144A sr. notes 7 1/8s, 2017		475,000	486,875	570,000	584,250
QVC Inc. 144A sr. sec. notes 7 1/2s,
2019		150,000	154,500	--	--
WMG Acquisition Corp. company guaranty
sr. sec. notes 9 1/2s, 2016		--	--	200,000	217,500
WMG Holdings Corp. company guaranty sr.
unsec. disc. notes 9 1/2s, 2014		850,000	864,875	915,000	931,013
			2,594,696		3,473,506

Medical services			0.3%		0.3%
DaVita, Inc. company guaranty 6 5/8s,
2013		198,000	200,723	191,000	193,626
Omnicare, Inc. sr. sub. notes 6 7/8s,
2015		575,000	598,000	665,000	691,600
Service Corporation International sr.
notes 7s, 2017		170,000	172,550	185,000	187,775
Service Corporation International sr.
unsec. 7 3/8s, 2014		180,000	187,650	195,000	203,288
Stewart Enterprises, Inc. sr. notes
6 1/4s, 2013		200,000	200,750	--	--
Ventas Realty LP/Capital Corp. sr.
notes 6 3/4s, 2017 (R)		135,000	139,082	--	--
Ventas Realty LP/Capital Corp. sr.
notes 6 5/8s, 2014 (R)		130,000	133,945	245,000	252,435
			1,632,700		1,528,724

Medical technology			--%		0.1%
Fresenius US Finance II, Inc. 144A sr.
unsec. notes 9s, 2015		235,000	263,200	525,000	588,000
			263,200		588,000

Metals			0.2%		0.5%
ArcelorMittal sr. unsec. unsub. notes
5 3/8s, 2013 (Luxembourg)		--	--	150,000	160,859
FMG Finance Pty Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		--	--	465,000	530,100
SGL Carbon SE company guaranty sr. sub.
notes FRN Ser. EMTN, 1.933s, 2015
(Germany)	EUR	100,000	119,285	150,000	178,927
Steel Dynamics, Inc. company guaranty
sr. unsec. unsub. notes 7 3/8s, 2012		$540,000	574,425	$625,000	664,844
Steel Dynamics, Inc. sr. unsec. unsub.
notes 7 3/4s, 2016		170,000	177,650	220,000	229,900
Teck Resources, Ltd. sr. notes 10 3/4s,
2019 (Canada)		--	--	185,000	231,028
Teck Resources, Ltd. sr. notes 10 1/4s,
2016 (Canada)		80,000	96,800	90,000	108,900
Teck Resources, Ltd. sr. notes 9 3/4s,
2014 (Canada)		150,000	182,337	200,000	243,116
			1,150,497		2,347,674

Oil and gas			0.9%		1.3%
Chesapeake Energy Corp. company
guaranty sr. unsec. notes 9 1/2s, 2015		490,000	550,025	500,000	561,250
Comstock Resources, Inc. company
guaranty sr. unsub. notes 8 3/8s, 2017		560,000	574,000	685,000	702,125
Comstock Resources, Inc. sr. notes
6 7/8s, 2012		--	--	140,000	141,050
Connacher Oil and Gas, Ltd. 144A sec.
notes 10 1/4s, 2015 (Canada)		--	--	250,000	253,125
Connacher Oil and Gas, Ltd. 144A sr.
sec. notes 11 3/4s, 2014 (Canada)		380,000	418,950	595,000	655,988
Denbury Resources, Inc. sr. sub. notes
7 1/2s, 2015		565,000	580,538	630,000	647,325
Ferrellgas LP/Ferrellgas Finance Corp.
sr. notes 6 3/4s, 2014		150,000	150,375	180,000	180,450
Ferrellgas Partners LP sr. unsec. notes
Ser. UNRE, 6 3/4s, 2014		125,000	125,313	160,000	160,400
Forest Oil Corp. company guaranty
8 1/2s, 2014	USD	465,000	498,713	535,000	573,788
Forest Oil Corp. sr. notes 8s, 2011		$240,000	253,200	$230,000	242,650

Inergy LP/Inergy Finance Corp. sr.
unsec. notes 6 7/8s, 2014		270,000	271,350	380,000	381,900
Newfield Exploration Co. sr. unsec.
sub. notes 7 1/8s, 2018		40,000	42,000	175,000	183,750
Newfield Exploration Co. sr. unsec.
sub. notes 6 5/8s, 2014		260,000	266,500	195,000	199,875
OPTI Canada, Inc. 144A sr. notes 9s,
2012 (Canada)		560,000	569,800	645,000	656,288
PetroHawk Energy Corp. company guaranty
9 1/8s, 2013		210,000	218,925	310,000	323,175
PetroHawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014		35,000	39,025	--	--
Quicksilver Resources, Inc. sr. notes
11 3/4s, 2016		225,000	261,000	280,000	324,800
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 1/2s, 2016		115,000	119,744	150,000	156,188
Range Resources Corp. company guaranty
sr. unsec. sub. notes 7 3/8s, 2013		--	--	170,000	172,125
Whiting Petroleum Corp. company
guaranty 7s, 2014		125,000	130,156	--	--
			5,069,614		6,516,252

Power producers			0.4%		0.5%
AES Corp. (The) sr. notes 8 7/8s, 2011		--	--	50,000	51,250
AES Corp. (The) sr. unsec. unsub. notes
9 3/4s, 2016		210,000	235,725	150,000	168,375
AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		535,000	567,769	500,000	530,625
AES Corp. (The) 144A sec. notes 8 3/4s,
2013		--	--	46,000	46,690
Calpine Corp. 144A sr. sec. notes
7 1/4s, 2017		210,000	209,475	350,000	349,125
Mirant Americas Generation, Inc. sr.
unsec. notes 8.3s, 2011		260,000	266,825	200,000	205,250
Mirant North America, LLC company
guaranty 7 3/8s, 2013		220,000	226,325	450,000	462,938
NRG Energy, Inc. company guaranty
7 1/4s, 2014		350,000	358,750	--	--
NRG Energy, Inc. sr. notes 7 3/8s, 2016		195,000	198,900	600,000	612,000
			2,063,769		2,426,253

Railroads			0.1%		0.1%
RailAmerica, Inc. company guaranty sr.
notes 9 1/4s, 2017		507,000	548,828	631,000	683,058
			548,828		683,058

Real estate			0.1%		0.2%
CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s,
2017		355,000	402,038	685,000	775,763
			402,038		775,763

Regional Bells			0.1%		0.1%
Qwest Communications International,
Inc. company guaranty Ser. B, 7 1/2s,
2014		--	--	250,000	256,250
Qwest Corp. sr. unsec. unsub. notes
8 7/8s, 2012		135,000	145,969	165,000	178,406
Qwest Corp. sr. unsec. unsub. notes
8 3/8s, 2016		485,000	551,688	80,000	91,000
			697,657		525,656

Restaurants			--%		0.1%
Wendy's/Arby's Restaurants LLC company
guaranty sr. unsec. unsub. notes 10s,
2016		235,000	249,688	300,000	318,750
			249,688		318,750

Retail			0.1%		0.3%
Macy's Retail Holdings, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2011		135,000	138,206	135,000	138,206
SUPERVALU, Inc. sr. unsec. notes 8s,
2016		125,000	125,938	575,000	579,313
Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017		380,000	428,925	885,000	998,944
			693,069		1,716,463

Technology services			0.2%		0.4%
First Data Corp. company guaranty sr.
unsec. notes 9 7/8s, 2015		515,000	414,575	675,000	543,375
Iron Mountain, Inc. company guaranty
7 3/4s, 2015		160,000	161,600	85,000	85,850
Iron Mountain, Inc. company guaranty
6 5/8s, 2016		100,000	100,250	245,000	245,613
Unisys Corp. 144A company guaranty sr.
sub. notes 14 1/4s, 2015		477,000	553,320	815,000	945,400
			1,229,745		1,820,238

Telecommunications			1.0%		1.6%
Angel Lux Common Sarl sec. notes Ser.
REGS, 8 1/4s, 2016 (Denmark)	EUR	100,000	137,296	150,000	205,943
CC Holdings GS V, LLC/Crown Castle GS
III Corp. 144A sr. sec. notes 7 3/4s,
2017		$240,000	262,200	$215,000	234,888
Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty sr.
notes 12s, 2015		200,000	209,500	205,000	214,738
Global Crossing, Ltd. 144A sr. sec.
notes 12s, 2015 (United Kingdom)		480,000	532,800	875,000	971,250
Inmarsat Finance PLC 144A company
guaranty sr. notes 7 3/8s, 2017 (United
Kingdom)		--	--	130,000	133,250
Intelsat Subsidiary Holding Co., Ltd.
company guaranty sr. unsec. notes
8 1/2s, 2013 (Bermuda)		735,000	746,025	805,000	817,075
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014		1,095,000	1,144,275	1,055,000	1,102,475
Nextel Communications, Inc. sr. notes
Ser. E, 6 7/8s, 2013		590,000	587,788	805,000	801,981
NII Capital Corp. company guaranty sr.
unsec. unsub. notes 10s, 2016		245,000	270,725	540,000	596,700
PAETEC Holding Corp. company guaranty
sr. notes 8 7/8s, 2017		290,000	299,788	725,000	749,469
SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		240,000	258,000	195,000	209,625
Sprint Nextel Corp. sr. unsec. notes
6s, 2016		265,000	249,763	120,000	113,100
West Corp. company guaranty 9 1/2s, 2014		485,000	495,913	820,000	838,450
Wind Acquisition Finance SA 144A sr.
notes 11 3/4s, 2017 (Netherlands)		205,000	217,813	185,000	196,563
Windstream Corp. company guaranty
8 5/8s, 2016		505,000	526,463	865,000	901,763

		5,938,349		8,087,270

Telephone		0.1%		0.2%
Cricket Communications, Inc. company
guaranty 9 3/8s, 2014	150,000	155,063	830,000	858,013
Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016	380,000	393,300	--	--
		548,363		858,013

Textiles		--%		--%
Hanesbrands, Inc. company guaranty sr.
unsec. notes FRN Ser. B, 4.121s, 2014	240,000	228,000	240,000	228,000
		228,000		228,000

Tire and rubber		0.1%		0.2%
Goodyear Tire & Rubber Co. (The) sr.
unsec. notes 10 1/2s, 2016	475,000	532,000	1,050,000	1,176,000
		532,000		1,176,000

Total corporate bonds and notes (cost
$48,993,694 and $66,493,554)		$50,093,990		$68,076,852

ASSET-BACKED SECURITIES(a)	500 FUND 3.4%		700 FUND 5.3%

	Principal amount	Value	Principal amount	Value

Ace Securities Corp. FRB Ser. 06-HE3,
Class A2C, 0.479s, 2036	$--	$--	$1,040,666	$402,157
Conseco Finance Securitizations Corp.
Ser. 00-6, Class A5, 7.27s, 2031	1,975,014	1,970,779	2,530,938	2,524,631
Ser. 01-1, Class A5, 6.99s, 2032	1,585,224	1,632,781	1,963,487	2,022,392
Ser. 01-3, Class A4, 6.91s, 2033	2,093,437	2,088,203	2,971,011	2,963,584
First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.569s,
2036	1,002,000	456,335	1,254,000	571,102
FRB Ser. 07-FF1, Class A2D, 0.549s, 2038	1,009,000	465,179	2,291,000	1,056,220
FRB Ser. 06-FF13, Class A2C, 0.489s,
2036	734,000	344,980	919,000	431,930
FRB Ser. 06-FF11, Class 2A3, 0.479s,
2036	955,000	439,300	1,144,000	526,240
FRB Ser. 07-FF1, Class A2C, 0.469s, 2038	1,280,000	604,172	2,881,000	1,359,858
Green Tree Financial Corp.
Ser. 96-8, Class M1, 7.85s, 2027	457,000	432,426	--	--
FRN Ser. 96-9, Class M1, 7.63s, 2027	1,564,000	1,528,818	635,000	620,716
Ser. 99-4, Class A7, 7.41s, 2031	1,121,612	1,006,647	1,388,817	1,246,463
Ser. 1997-5, Class M1, 6.95s, 2029	2,058,000	1,934,520	927,000	871,380
GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.569s, 2036	561,573	290,614	1,073,458	555,514
FRB Ser. 07-5, Class 2A1A, 0.449s, 2047	221,129	145,824	203,372	134,114
FRB Ser. 07-4, Class A1, 0.429s, 2037	386,764	169,557	574,609	251,909
FRB Ser. 06-17, Class A1, 0.389s, 2036	1,297,272	661,609	1,677,923	855,741
FRB Ser. 06-16, Class A1, 0.389s, 2036	1,132,667	665,442	1,516,243	890,793
GSAMP Trust
FRB Ser. 07-FM1, Class A2D, 0.579s, 2036	747,000	287,595	1,101,000	423,885
FRB Ser. 07-FM1, Class A2C, 0.499s, 2036	910,000	350,350	1,548,000	595,980
FRB Ser. 07-HE2, Class A2A, 0.467s, 2047	91,029	80,196	76,244	67,171
HSI Asset Securitization Corp. Trust
FRB Ser. 06-HE1, Class 2A1, 0.379s, 2036	104,217	69,773	94,212	63,075
Madison Avenue Manufactured Housing
Contract FRB Ser. 02-A, Class B1,
3.579s, 2032	488,000	458,720	315,000	296,100
Merrill Lynch First Franklin Mortgage
Loan Asset Backed Certificates
FRB Ser. 07-1, Class A2C, 0.579s, 2037	1,475,000	710,773	5,019,000	2,418,556
FRB Ser. 07-2, Class A2C, 0.569s, 2037	1,069,000	496,596	2,213,000	1,028,034
FRB Ser. 07-3, Class A2C, 0.509s, 2037	--	--	4,257,000	1,987,044
Merrill Lynch Mortgage Investors Trust
FRB Ser. 07-HE1, Class A2B, 0.499s, 2037	860,000	314,767	1,962,000	718,108
Novastar Home Equity Loan FRB Ser.
06-6, Class A2B, 0.429s, 2037	637,020	394,389	840,159	520,156
Oakwood Mortgage Investors, Inc. Ser.
02-B, Class A2, 5.19s, 2019	372,704	307,922	286,716	236,880
Securitized Asset Backed Receivables,
LLC
FRB Ser. 06-WM3, Class A2, 0.489s, 2036	710,916	270,148	1,272,784	483,658
FRB Ser. 07-BR5, Class A2A, 0.459s, 2037	60,852	41,349	62,227	42,283
FRB Ser. 07-BR4, Class A2A, 0.419s, 2037	530,467	350,108	414,804	273,770
Soundview Home Equity Loan Trust FRB
Ser. 06-3, Class A3, 0.489s, 2036	566,329	314,239	1,368,578	759,384
WAMU Asset-Backed Certificates
FRB Ser. 07-HE2, Class 2A1, 0.439s, 2037	311,430	203,208	231,439	151,014
FRB Ser. 07-HE1, Class 2A1, 0.379s, 2037	358,111	237,952	327,090	217,351

Total asset-backed securities (cost
$19,528,768 and $27,291,193)		$19,725,271		$27,567,193

COMMODITY LINKED NOTES(a)	500 FUND 3.7%		700 FUND 3.7%

	Shares	Value	Shares	Value

UBS AG/ Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	3,600	$3,690,957	2,400	$2,460,638
UBS AG/ Jersey Branch 144A sr. notes
zero %, 2012 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	11,236	11,127,622	10,214	10,115,480
UBS AG/ Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	3,361	3,440,420	2,874	2,941,913
UBS AG/ Jersey Branch 144A sr. notes
zero %, 2011 (Indexed to the UBS
Bloomberg CMCI Essence Excess Return)
(United Kingdom)	3,400	3,451,871	3,300	3,350,345

Total commodity linked notes (cost
$21,574,317 and $18,770,978)		$21,710,870		$18,868,376

PURCHASED OPTIONS OUTSTANDING(a)		500 FUND 0.7%		700 FUND 0.7%
	Expiration date/	Contract amount/		Contract amount/
	strike price	number of contracts	Value	number of contracts	Value

S&P 500 Index Depository Receipts (SPDR
Trust Series 1) (Put) (F)	Dec-10/$100.00	468,583	$1,608,560	448,081	$1,538,180
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.7575%
versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.76	16,094,800	547,706	20,611,100	701,396
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.7575% versus
the three month USD-LIBOR-BBA maturing
October 20, 2035.	Oct-10/3.76	16,094,800	471,095	20,611,100	603,287
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.7375% versus

the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	5,703,300	351,437	3,400,200	209,520
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.665%
versus the three month USD-LIBOR-BBA
maturing March 8, 2021.	Mar-11/3.665	5,703,300	322,522	3,400,200	192,281
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 4.065 versus
the three month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	1,915,200	185,027	--	--
Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 4.065 versus the three
month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	1,915,200	460	--	--
Option on an interest rate swap with
Barclays Bank PLC for the right to
receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,134,200	280,103	1,292,900	115,546
Option on an interest rate swap with
Barclays Bank PLC for the right to pay
a fixed rate of 3.95% versus the three
month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,134,200	157	1,292,900	65
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA
maturing September 20, 2020.	Sep-10/3.995	1,997,800	186,495	--	--
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to receive a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA
maturing September 20, 2020.	Sep-10/3.965	1,331,800	120,781	--	--
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.995% versus
the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	1,997,800	80	--	--
Option on an interest rate swap with
JPMorgan Chase Bank, N.A. for the right
to pay a fixed rate of 3.965% versus
the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	1,331,800	53	--	--

Total purchased options outstanding
(cost $3,776,028 and $3,592,502)			$4,074,476		$3,360,275

SENIOR LOANS(a)(c)	500 FUND 0.1%		700 FUND 0.2%

	Principal amount	Value	Principal amount	Value

Cedar Fair LP bank term loan FRN
Ser. B, 5 1/2s, 2016	$215,000	$215,470	$245,000	$245,536
Revlon Consumer Products bank term loan
FRN 6s, 2015	548,625	536,709	648,375	634,293

Total senior loans (cost $752,478 and
$880,243)		$752,179		$879,829

CONVERTIBLE BONDS AND NOTES(a)	500 FUND 0.1%		700 FUND 0.2%

	Principal amount	Value	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr.
unsec. notes 6s, 2015	$220,000	$218,350	$230,000	$228,275
Penn Virginia Corp. cv. sr. unsec. sub.
notes 4 1/2s, 2012	550,000	523,875	650,000	619,125

Total convertible bonds and notes (cost
$728,280 and $833,279)		$742,225		$847,400

SHORT-TERM INVESTMENTS(a)	500 FUND 45.2%		700 FUND 28.3%

	Principal amount/shares	Value	Principal amount/shares	Value

Putnam Money Market Liquidity Fund
0.12% (e)	49,954,681	$49,954,681	13,881,418	$13,881,418
SSgA Prime Money Market Fund 0.14% (i)	$--	--	$333,000	333,000
Federal Home Loan Bank for an effective
yield of 0.50%, March 14, 2011	15,000,000	15,000,000	15,000,000	15,000,000
Federal Home Loan Bank for an effective
yield of 0.50%, March 7, 2011	5,000,000	5,000,000	4,666,667	4,666,667
Federal Home Loan Bank for an effective
yield of 0.50%, October 29, 2010	10,000,000	10,000,000	7,000,000	7,000,000
U.S. Treasury Bills for an effective
yield of 0.20%, August 26, 2010 (SEG)
(SEGSF)	391,000	390,947	308,000	307,958
U.S. Treasury Bills for an effective
yield of 0.27%, June 2, 2011 (SEGSF)	16,000,000	15,968,640	--	--
U.S. Treasury Bills for an effective
yield of 0.23%, May 5, 2011 (SEGSF)	27,000,000	26,955,180	24,000,000	23,960,160
U.S. Treasury Bills for an effective
yield of 0.20%, April 7, 2011 (SEG)	25,000,000	24,965,250	25,000,000	24,965,250
U.S. Treasury Bills with effective
yields ranging from 0.16% to 0.29%,
December 16, 2010 (SEG) (SEGSF)	26,852,000	26,835,083	671,000	670,577
U.S. Treasury Bills with effective
yields ranging from 0.25% to 0.33%,
November 18, 2010 (SEG) (SEGSF)	25,000	24,989	350,999	350,839
Freddie Mac Discount Notes for
an effective yield of 0.34%,
November 16, 2010 (SEGSF)	20,000,000	19,979,780	10,000,000	9,989,890
Freddie Mac Discount Notes for
an effective yield of 0.25%,
September 28, 2010	15,000,000	14,993,958	7,000,000	6,997,181
Freddie Mac Discount Notes for
an effective yield of 0.26%,
October 5, 2010	15,000,000	14,995,950	7,000,000	6,998,110
Federal Home Loan Mortgage Corp. for
an effective yield of 0.24%,
September 8, 2010	9,600,000	9,597,568	8,600,000	8,597,821
Federal Farm Credit Bank for
an effective yield of 0.2746%,
February 28, 2011	1,400,000	1,400,686	1,000,000	1,000,490
Fannie Mae Discount Notes for
an effective yield of 0.27%,
November 1, 2010 (SEGSF)	25,000,000	24,982,750	20,000,000	19,986,200
Freddie Mac for an effective yield
of 0.51%, August 23, 2010	1,450,000	1,454,059	1,000,000	1,002,799

Total short-term investments (cost
$262,488,395 and $145,704,440)		$262,499,521		$145,708,360

TOTAL INVESTMENTS

Total investments (cost $721,739,194
and $664,285,928) (b)		$728,330,805		$672,563,017

Putnam Absolute Return 500 Fund
FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $101,845,697) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	8/18/10	$1,153,633	$1,140,311	$13,322
	Brazilian Real	Buy	8/18/10	1,132,348	1,119,127	13,221
	Chilean Peso	Sell	8/18/10	227,232	227,559	327
	Czech Koruna	Sell	8/18/10	712,006	685,932	(26,074)
	Euro	Buy	8/18/10	1,119,449	1,079,241	40,208
	Japanese Yen	Buy	8/18/10	1,151,000	1,139,456	11,544
	Singapore Dollar	Sell	8/18/10	688,344	682,691	(5,653)
	Swiss Franc	Sell	8/18/10	2,261,919	2,219,779	(42,140)
	Turkish Lira	Buy	8/18/10	460,635	446,169	14,466

	Barclays Bank PLC
	Australian Dollar	Buy	8/18/10	1,140,473	1,128,064	12,409
	Brazilian Real	Buy	8/18/10	1,132,121	1,123,696	8,425
	British Pound	Sell	8/18/10	1,160,948	1,123,858	(37,090)
	Canadian Dollar	Buy	8/18/10	23,904	23,616	288
	Chilean Peso	Sell	8/18/10	228,168	221,649	(6,519)
	Czech Koruna	Sell	8/18/10	585,899	554,444	(31,455)
	Euro	Buy	8/18/10	1,130,154	1,109,637	20,517
	Hungarian Forint	Buy	8/18/10	1,255	1,227	28
	Japanese Yen	Buy	8/18/10	1,177,382	1,143,096	34,286
	Mexican Peso	Sell	8/18/10	458,409	453,249	(5,160)
	New Zealand Dollar	Sell	8/18/10	456,497	444,091	(12,406)
	Norwegian Krone	Buy	8/18/10	1,168,513	1,113,373	55,140
	Polish Zloty	Buy	8/18/10	464,547	452,036	12,511
	Singapore Dollar	Sell	8/18/10	678,637	668,469	(10,168)
	South Korean Won	Buy	8/18/10	228,992	222,716	6,276
	Swedish Krona	Buy	8/18/10	37,476	35,527	1,949
	Swiss Franc	Sell	8/18/10	2,273,556	2,242,746	(30,810)
	Taiwan Dollar	Sell	8/18/10	3,822	3,803	(19)
	Turkish Lira	Buy	8/18/10	690,157	669,867	20,290

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	1,188,527	1,125,182	63,345
	Brazilian Real	Buy	8/18/10	223,407	220,512	2,895
	British Pound	Sell	8/18/10	1,168,952	1,132,707	(36,245)
	Chilean Peso	Sell	8/18/10	228,169	221,703	(6,466)
	Czech Koruna	Sell	8/18/10	243,148	230,292	(12,856)
	Euro	Sell	8/18/10	27,415	26,450	(965)
	Mexican Peso	Sell	8/18/10	224,440	221,786	(2,654)
	Norwegian Krone	Buy	8/18/10	1,192,380	1,126,314	66,066
	Singapore Dollar	Sell	8/18/10	225,845	222,420	(3,425)
	South African Rand	Sell	8/18/10	231,758	222,539	(9,219)
	Turkish Lira	Buy	8/18/10	688,966	667,891	21,075

	Credit Suisse
	First Boston
	International
	Australian Dollar	Buy	8/18/10	1,126,409	1,120,212	6,197
	British Pound	Sell	8/18/10	2,310,753	2,227,665	(83,088)
	Euro	Buy	8/18/10	2,337,854	2,268,223	69,631
	Japanese Yen	Buy	8/18/10	1,093,972	1,068,748	25,224
	Norwegian Krone	Buy	8/18/10	1,149,954	1,116,079	33,875
	Swedish Krona	Sell	8/18/10	1,135,749	1,117,432	(18,317)
	Swiss Franc	Sell	8/18/10	2,282,211	2,246,455	(35,756)
	Turkish Lira	Buy	8/18/10	689,363	670,511	18,852

	Deutsche Bank AG
	Australian Dollar	Buy	8/18/10	1,173,380	1,106,106	67,274
	Brazilian Real	Buy	8/18/10	674,702	667,625	7,077
	Czech Koruna	Sell	8/18/10	243,148	229,966	(13,182)
	Euro	Buy	8/18/10	2,306,522	2,252,195	54,327
	Hungarian Forint	Buy	8/18/10	378	371	7
	Mexican Peso	Sell	8/18/10	229,610	227,298	(2,312)
	Polish Zloty	Buy	8/18/10	235,576	228,167	7,409
	Singapore Dollar	Sell	8/18/10	225,992	222,563	(3,429)
	Swiss Franc	Sell	8/18/10	1,156,445	1,139,973	(16,472)
	Turkish Lira	Buy	8/18/10	460,701	446,909	13,792

	Goldman Sachs
	International
	Australian Dollar	Buy	8/18/10	1,188,346	1,124,998	63,348
	Canadian Dollar	Sell	8/18/10	1,140,592	1,117,585	(23,007)
	Chilean Peso	Sell	8/18/10	228,169	221,517	(6,652)
	Euro	Buy	8/18/10	1,133,026	1,099,625	33,401
	Hungarian Forint	Sell	8/18/10	460	446	(14)
	Polish Zloty	Buy	8/18/10	236,162	228,971	7,191
	Swedish Krona	Buy	8/18/10	1,197,909	1,133,368	64,541
	Swiss Franc	Sell	8/18/10	2,298,656	2,259,405	(39,251)

HSBC
	Euro	Buy	8/18/10	1,177,543	1,141,634	35,909
	Singapore Dollar	Sell	8/18/10	225,992	222,539	(3,453)
	Swiss Franc	Sell	8/18/10	1,123,458	1,105,240	(18,218)

	JPMorgan Chase
	Bank, N.A.
	Australian Dollar	Buy	8/18/10	2,325,213	2,245,627	79,586
	Brazilian Real	Buy	8/18/10	1,251,170	1,238,943	12,227
	British Pound	Sell	8/18/10	12,870	12,454	(416)
	Czech Koruna	Sell	8/18/10	716,286	683,885	(32,401)
	Euro	Buy	8/18/10	1,162,269	1,124,182	38,087
	Hungarian Forint	Buy	8/18/10	230,263	225,854	4,409
	Mexican Peso	Sell	8/18/10	230,611	229,924	(687)
	New Zealand Dollar	Sell	8/18/10	226,186	219,977	(6,209)
	Norwegian Krone	Buy	8/18/10	1,176,870	1,141,658	35,212
	Polish Zloty	Buy	8/18/10	700,644	681,520	19,124
	Singapore Dollar	Sell	8/18/10	680,916	671,393	(9,523)
	Swedish Krona	Sell	8/18/10	1,169,479	1,142,882	(26,597)

	Swiss Franc	Sell	8/18/10	3,073,979	3,023,740	(50,239)
	Turkish Lira	Buy	8/18/10	689,231	667,528	21,703

RBSF
	Australian Dollar	Buy	8/18/10	2,322,419	2,240,696	81,723
	British Pound	Buy	8/18/10	16,793	16,642	151
	Canadian Dollar	Sell	8/18/10	1,140,397	1,129,070	(11,327)
	Czech Koruna	Sell	8/18/10	719,098	688,694	(30,404)
	Euro	Buy	8/18/10	1,107,569	1,080,022	27,547
	Hungarian Forint	Buy	8/18/10	1,580	1,581	(1)
	Norwegian Krone	Buy	8/18/10	2,362,641	2,240,258	122,383
	Polish Zloty	Buy	8/18/10	471,641	453,597	18,044
	Swedish Krona	Sell	8/18/10	1,189,293	1,127,402	(61,891)
	Swiss Franc	Sell	8/18/10	2,258,361	2,227,736	(30,625)
	Turkish Lira	Buy	8/18/10	690,886	670,887	19,999

State Street
	Australian Dollar	Buy	8/18/10	2,331,434	2,201,916	129,518
	Canadian Dollar	Sell	8/18/10	1,113,675	1,087,615	(26,060)
	Euro	Sell	8/18/10	44,909	43,330	(1,579)
	Japanese Yen	Buy	8/18/10	11,651	11,556	95
	Norwegian Krone	Sell	8/18/10	16,779	15,838	(941)
	Swiss Franc	Buy	8/18/10	59,433	59,079	354

UBS AG
	Australian Dollar	Buy	8/18/10	2,352,531	2,274,060	78,471
	British Pound	Sell	8/18/10	5,964	5,771	(193)
	Canadian Dollar	Sell	8/18/10	1,146,519	1,140,871	(5,648)
	Czech Koruna	Sell	8/18/10	715,154	675,305	(39,849)
	Euro	Buy	8/18/10	2,330,543	2,265,763	64,780
	Japanese Yen	Buy	8/18/10	1,143,888	1,132,364	11,524
	Mexican Peso	Sell	8/18/10	226,954	221,895	(5,059)
	Norwegian Krone	Buy	8/18/10	1,174,645	1,155,734	18,911
	South African Rand	Buy	8/18/10	230,212	219,480	10,732
	Swedish Krona	Sell	8/18/10	1,165,234	1,104,323	(60,911)
	Swiss Franc	Sell	8/18/10	2,264,227	2,230,153	(34,074)

WestPac
	Canadian Dollar	Sell	8/18/10	2,624	2,562	(62)
	Euro	Buy	8/18/10	1,131,851	1,114,936	16,915
	Japanese Yen	Buy	8/18/10	1,156,589	1,135,957	20,632
	New Zealand Dollar	Sell	8/18/10	231,686	226,985	(4,701)
	Swedish Krona	Buy	8/18/10	1,201,211	1,137,276	63,935
	Swiss Franc	Sell	8/18/10	2,316,832	2,291,725	(25,107)

Total						$815,726

Putnam Absolute Return 500 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	1	$167,822	Sep-10	$900
Japanese Government Bond 10 yr (Long)	1	1,642,617	Sep-10	14,355
Japanese Government Bond 10 yr Mini (Short)	10	1,643,196	Sep-10	(14,522)
S&P 500 Index E-Mini (Short)	392	21,525,700	Sep-10	(1,656,700)
S&P Mid Cap 400 Index E-Mini (Long)	102	7,739,760	Sep-10	333,825
U.S. Treasury Bond 20 yr (Long)	143	18,406,781	Sep-10	647,101
U.S. Treasury Bond 30 yr (Long)	128	17,312,000	Sep-10	447,445
U.S. Treasury Note 2 yr (Short)	205	44,920,625	Sep-10	(43,746)
U.S. Treasury Note 5 yr (Short)	107	12,821,609	Sep-10	(304,263)
U.S. Treasury Note 10 yr (Short)	215	26,619,688	Sep-10	(403,060)

Total				$(978,665)

Putnam Absolute Return 500 Fund

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $11,227,212) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

S&P 500 Index Depository Receipts (SPDR Trust Series 1) (Put) (F)	468,583	Dec-10/$90.00	$821,342
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$6,474,000	Aug-11/4.49	703,465
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	2,433,581
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	31,661
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	3,847,000	Aug-11/4.475	413,168
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	23,824
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,474,000	Aug-11/4.49	51,663
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,237,000	Aug-11/4.55	366,493
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	10,899
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,929,000	Aug-11/4.70	241,993
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	4,267,500	Jul-11/4.5475	27,099
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	56,331
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	4,267,500	Jul-11/4.5475	489,866
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	8,535,000	Jul-11/4.52	961,553
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	19,957,200	Jan-12/4.80	211,546
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	3,543,000	Sep-10/4.02	336,054
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	139,621
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	60,075
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,726,280	Feb-15/5.36	192,825
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,955,380	Feb-15/5.27	145,538
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,955,380	Feb-15/5.27	423,103
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	2,391,100	Apr-12/4.8675	30,849
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	2,391,100	Apr-12/4.8675	290,558
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	11,974,320	Jan-12/4.72	1,388,901
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	5,703,300	Mar-11/4.7375	7,072
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	5,703,300	Mar-11/4.665	7,928
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	14,998,900	Oct-10/4.02	3,150
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	14,998,900	Oct-10/4.02	1,398,497
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	3,543,000	Sep-10/4.02	212

Total			$11,268,867

Putnam Absolute Return 500 Fund
TBA SALE COMMITMENTS OUTSTANDING at 7/31/10 (proceeds receivable $111,284,336) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, August 1, 2040	$56,000,000	8-12-10	$60,819,063
FHLMC, 6s, July 1, 2040	41,000,000	7-14-10	44,593,904
FNMA, 4s, August 1, 2040	6,000,000	8-12-10	6,150,000

Total			$111,562,967

Putnam Absolute Return 500 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$83,507,100		$(16,010)	6/4/12	1.24%	3 month USD-LIBOR-BBA	$(921,178)

CAD	2,890,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	85,577

CAD	810,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(32,396)

CAD	3,400,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(32,232)

GBP	5,250,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	33,644

GBP	3,080,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(56,317)

	$52,342,800		(2,228)	7/23/12	0.80%	3 month USD-LIBOR-BBA	(75,651)

	45,088,900		26,976	7/23/15	1.90%	3 month USD-LIBOR-BBA	(282,138)

Barclays Bank PLC
AUD	930,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	22,389

	$3,536,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(339,996)

AUD	1,120,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(12,459)

AUD	2,730,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	(16,018)

	$9,100,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	41,969

Citibank, N.A.
GBP	19,680,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	55,921

GBP	15,740,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(94,957)

GBP	4,680,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	12,576

	$50,877,100		24,932	7/9/12	0.96%	3 month USD-LIBOR-BBA	(228,341)

	93,381,800		17,889	7/9/20	3 month USD-LIBOR-BBA	3.01%	1,231,938

Credit Suisse International
CHF	2,870,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(3,586)

CHF	9,010,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(11,532)

CHF	9,010,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(13,599)

CHF	9,010,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(5,894)

GBP	3,940,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(12,889)

GBP	2,180,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	4,847

Deutsche Bank AG
	$76,774,500		(48,306)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(128,528)

	65,238,300		152,827	7/27/20	3 month USD-LIBOR-BBA	2.94%	480,857

	55,217,900		142,322	5/6/15	2.68%	3 month USD-LIBOR-BBA	(2,691,702)

Goldman Sachs International
AUD	445,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	9,181

AUD	1,450,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	30,258

	$23,835,000		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(179,363)

	2,217,300		782	5/12/13	1.64%	3 month USD-LIBOR-BBA	(45,052)

CHF	9,960,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(2,974)

AUD	850,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	18,121

JPMorgan Chase Bank, N.A.
AUD	1,120,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(21,009)

AUD	840,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(17,278)

	$3,536,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(317,931)

	23,835,000		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(157,160)

AUD	380,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	11,968

	$78,897,900		3,850	5/20/12	1.12%	3 month USD-LIBOR-BBA	(737,320)

JPY	447,200,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(31,169)

JPY	1,117,370,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	13,305

CAD	3,870,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(29,916)

CAD	870,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(29,269)

CAD	3,060,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	76,973

AUD	840,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(9,862)

JPY	24,900,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	3,625

JPY	33,500,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(3,911)

JPY	1,951,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(118,389)

JPY	516,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	107,090

JPY	2,424,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	24,299

	$1,436,900		5,400	7/16/40	3.88%	3 month USD-LIBOR-BBA	(46,865)

Total							$(4,442,343)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 500 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$192,868		$--	1/12/40	(4.00%)1 month	Synthetic TRS	$2,003
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	381,006		--	1/12/40	4.50% (1 month	Synthetic TRS	(5,414)
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	184,507		--	1/12/40	(5.00%)1 month	Synthetic TRS	2,247
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

	5,880,208		17,422	1/12/39	5.50% (1 month	Synthetic TRS	(30,078)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	5,897,796		6,686	1/12/39	6.00% (1 month	Synthetic TRS	(33,562)
					USD-LIBOR)	Index 6.00% 30
						year Fannie Mae
						pools

	11,795,525		(5,659)	1/12/38	(6.50%) 1 month	Synthetic TRS	52,355
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	12,578,874		--	1/12/38	(6.50%) 1 month	Synthetic TRS	68,820
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	12,564,808		--	1/12/39	5.50% (1 month	Synthetic TRS	(101,682)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	12,564,808		--	1/12/39	5.50% (1 month	Synthetic TRS	(101,682)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	12,578,874		--	1/12/38	(6.50%) 1 month	Synthetic TRS	68,820
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	3,650,792		--	1/12/39	5.50% (1 month	Synthetic TRS	(29,544)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	2,420,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(13,185)
						UK Retail Price
						Index

baskets	104,105		--	6/3/11	3 month USD-	A basket	627,704
					LIBOR-BBA minus	(CGPUTSB2)
					0.65%	of common stocks

Credit Suisse
International
units	1,000		--	7/12/11	(3 month USD-	The Middle East	13,312
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	450		--	7/12/11	(3 month USD-	The Middle East	4,811
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT3

units	588		--	7/12/11	(3 month USD-	The Middle East	6,812
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT2

Deutsche Bank AG
	$192,868		--	1/12/40	4.00% (1 month	Synthetic TRS	(2,003)
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	381,006		--	1/12/40	(4.50%)1 month	Synthetic TRS	5,414
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	184,507		--	1/12/40	5.00% (1 month	Synthetic TRS	(2,247)
					USD-LIBOR)	Index 5.00% 30

					year Fannie Mae
					pools

Goldman Sachs
International
	1,210,000	--	7/28/11	(0.685%)	USA Non Revised	520
					Consumer Price
					Index- Urban
					(CPI-U)

	1,210,000	--	7/29/11	(0.76%)	USA Non Revised	(399)
					Consumer Price
					Index- Urban
					(CPI-U)

	1,210,000	--	7/30/11	(0.73%)	USA Non Revised	(61)
					Consumer Price
					Index- Urban
					(CPI-U)

baskets	4,308	--	11/24/10	(3 month USD-	A basket	(196,668)
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

UBS, AG
shares	135,484	--	3/4/11	3 month USD-	iShares MSCI	602,217
				LIBOR-BBA minus	Emerging Markets
				.05%	Index

baskets	70,000	--	7/27/11	(1 month USD-	A basket	20,821
				LIBOR-BBA)	(UBSPBKL)
					of common stocks

baskets	70,000	--	7/27/11	(1 month USD-	A basket	(78,057)
				LIBOR-BBA)	(UBSPBKS)
					of common stocks

Total						$881,274

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 500 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(3,383)	$380,000	12/20/19	(100 bp)	$20,007

Total						$20,007

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010.

Putnam Absolute Return 700 Fund

FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $133,581,884) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	8/18/10	$1,530,672	$1,512,998	$17,674
	Brazilian Real	Buy	8/18/10	1,490,968	1,473,628	17,340
	Chilean Peso	Sell	8/18/10	301,510	301,944	434
	Czech Koruna	Sell	8/18/10	934,400	900,351	(34,049)
	Euro	Buy	8/18/10	1,484,592	1,431,269	53,323
	Japanese Yen	Buy	8/18/10	1,493,466	1,478,488	14,978
	Singapore Dollar	Sell	8/18/10	912,497	905,005	(7,492)
	Swiss Franc	Sell	8/18/10	2,966,557	2,911,260	(55,297)
	Turkish Lira (New)	Buy	8/18/10	753,645	733,941	19,704

	Barclays Bank PLC
	Australian Dollar	Buy	8/18/10	1,475,764	1,459,706	16,058
	Brazilian Real	Buy	8/18/10	1,696,679	1,684,317	12,362
	British Pound	Sell	8/18/10	1,472,648	1,425,597	(47,051)
	Canadian Dollar	Buy	8/18/10	47,419	46,849	570
	Chilean Peso	Sell	8/18/10	296,059	287,600	(8,459)
	Czech Koruna	Sell	8/18/10	939,875	889,251	(50,624)
	Euro	Buy	8/18/10	1,505,610	1,478,277	27,333
	Hungarian Forint	Sell	8/18/10	5,255	5,083	(172)
	Japanese Yen	Buy	8/18/10	1,527,737	1,483,248	44,489
	Mexican Peso	Sell	8/18/10	607,805	600,968	(6,837)
	New Zealand Dollar	Sell	8/18/10	592,744	576,635	(16,109)
	Norwegian Krone	Buy	8/18/10	1,538,250	1,465,662	72,588
	Polish Zloty	Buy	8/18/10	620,438	603,673	16,765
	Singapore Dollar	Sell	8/18/10	890,288	876,954	(13,334)
	South Korean Won	Buy	8/18/10	303,420	295,105	8,315
	Swedish Krona	Buy	8/18/10	26,695	25,307	1,388
	Swiss Franc	Sell	8/18/10	2,959,056	2,918,935	(40,121)
	Taiwan Dollar	Sell	8/18/10	11,142	11,086	(56)
	Turkish Lira (New)	Buy	8/18/10	900,879	874,410	26,469

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	1,542,209	1,460,014	82,195
	Brazilian Real	Buy	8/18/10	289,879	286,122	3,757
	British Pound	Sell	8/18/10	1,516,750	1,469,720	(47,030)
	Chilean Peso	Sell	8/18/10	296,059	287,669	(8,390)
	Czech Koruna	Sell	8/18/10	315,491	298,811	(16,680)
	Euro	Sell	8/18/10	17,624	17,004	(620)
	Mexican Peso	Sell	8/18/10	294,756	291,270	(3,486)
	Norwegian Krone	Buy	8/18/10	1,547,200	1,461,474	85,726
	Singapore Dollar	Sell	8/18/10	293,135	288,690	(4,445)
	South African Rand	Sell	8/18/10	300,783	288,819	(11,964)
	Turkish Lira (New)	Buy	8/18/10	897,635	870,170	27,465

	Credit Suisse First
	Boston International
	Australian Dollar	Buy	8/18/10	1,502,630	1,494,363	8,267
	British Pound	Sell	8/18/10	2,983,434	2,875,945	(107,489)
	Euro	Buy	8/18/10	3,017,748	2,927,946	89,802
	Japanese Yen	Buy	8/18/10	1,409,246	1,376,754	32,492
	Norwegian Krone	Buy	8/18/10	1,523,630	1,478,747	44,883
	Swedish Krona	Sell	8/18/10	1,504,809	1,480,540	(24,269)
	Swiss Franc	Sell	8/18/10	3,013,584	2,966,264	(47,320)
	Turkish Lira (New)	Buy	8/18/10	900,813	876,205	24,608

	Deutsche Bank AG
	Australian Dollar	Buy	8/18/10	1,522,464	1,435,175	87,289
	Brazilian Real	Buy	8/18/10	885,574	876,355	9,219
	Czech Koruna	Sell	8/18/10	315,491	298,387	(17,104)
	Euro	Buy	8/18/10	3,045,293	2,973,695	71,598
	Hungarian Forint	Sell	8/18/10	6,885	6,664	(221)
	Mexican Peso	Sell	8/18/10	305,120	302,047	(3,073)
	Polish Zloty	Buy	8/18/10	313,050	303,203	9,847
	Singapore Dollar	Sell	8/18/10	293,208	288,759	(4,449)
	Swiss Franc	Sell	8/18/10	1,534,393	1,512,537	(21,856)
	Turkish Lira (New)	Buy	8/18/10	597,673	579,781	17,892

Goldman Sachs
International
	Australian Dollar	Buy	8/18/10	1,542,028	1,459,826	82,202
	Canadian Dollar	Sell	8/18/10	1,490,212	1,460,154	(30,058)
	Chilean Peso	Sell	8/18/10	296,059	287,428	(8,631)
	Euro	Buy	8/18/10	1,502,216	1,457,931	44,285
	Hungarian Forint	Sell	8/18/10	7,513	7,271	(242)
	Polish Zloty	Buy	8/18/10	313,342	303,802	9,540
	Swedish Krona	Buy	8/18/10	1,554,343	1,470,598	83,745
	Swiss Franc	Sell	8/18/10	3,039,742	2,987,777	(51,965)

HSBC
	Euro	Buy	8/18/10	1,528,195	1,481,593	46,602
	Singapore Dollar	Sell	8/18/10	293,208	288,729	(4,479)
	Swiss Franc	Sell	8/18/10	1,475,344	1,451,420	(23,924)

	JPMorgan Chase
	Bank, N.A.
	Australian Dollar	Buy	8/18/10	3,050,879	2,947,242	103,637
	Brazilian Real	Buy	8/18/10	1,495,619	1,480,633	14,986
	British Pound	Buy	8/18/10	19,305	19,201	104
	Czech Koruna	Sell	8/18/10	938,454	896,124	(42,330)
	Euro	Buy	8/18/10	1,511,746	1,462,207	49,539

	Hungarian Forint	Buy	8/18/10	295,078	289,883	5,195
	Mexican Peso	Sell	8/18/10	305,971	305,059	(912)
	New Zealand Dollar	Sell	8/18/10	293,478	285,421	(8,057)
	Norwegian Krone	Buy	8/18/10	1,563,880	1,517,089	46,791
	Polish Zloty	Buy	8/18/10	929,355	903,993	25,362
	Singapore Dollar	Sell	8/18/10	894,847	882,346	(12,501)
	Swedish Krona	Sell	8/18/10	1,554,052	1,518,709	(35,343)
	Swiss Franc	Sell	8/18/10	2,951,843	2,904,188	(47,655)
	Turkish Lira (New)	Buy	8/18/10	896,443	868,208	28,235

RBSF
	Australian Dollar	Buy	8/18/10	3,048,355	2,941,887	106,468
	British Pound	Buy	8/18/10	42,376	41,994	382
	Canadian Dollar	Sell	8/18/10	1,486,131	1,471,369	(14,762)
	Czech Koruna	Sell	8/18/10	939,459	899,821	(39,638)
	Euro	Buy	8/18/10	1,477,281	1,440,538	36,743
	Hungarian Forint	Sell	8/18/10	5,763	5,705	(58)
	Norwegian Krone	Buy	8/18/10	3,082,351	2,922,748	159,603
	Polish Zloty	Buy	8/18/10	626,294	602,332	23,962
	Swedish Krona	Sell	8/18/10	1,546,906	1,466,405	(80,501)
	Swiss Franc	Sell	8/18/10	3,790,061	3,742,713	(47,348)
	Turkish Lira (New)	Buy	8/18/10	900,879	874,808	26,071

State Street
	Australian Dollar	Buy	8/18/10	3,025,094	2,857,041	168,053
	Canadian Dollar	Sell	8/18/10	1,426,663	1,393,278	(33,385)
	Euro	Sell	8/18/10	27,285	26,326	(959)
	Japanese Yen	Buy	8/18/10	47,965	47,577	388
	Norwegian Krone	Sell	8/18/10	11,604	10,953	(651)
	Swiss Franc	Buy	8/18/10	68,088	67,683	405

UBS AG
	Australian Dollar	Buy	8/18/10	3,073,238	2,971,325	101,913
	British Pound	Buy	8/18/10	26,367	26,241	126
	Canadian Dollar	Sell	8/18/10	1,502,942	1,495,538	(7,404)
	Czech Koruna	Sell	8/18/10	935,432	883,307	(52,125)
	Euro	Buy	8/18/10	3,022,186	2,938,364	83,822
	Japanese Yen	Buy	8/18/10	1,521,293	1,505,967	15,326
	Mexican Peso	Sell	8/18/10	296,522	289,912	(6,610)
	Norwegian Krone	Buy	8/18/10	1,560,913	1,535,783	25,130
	South African Rand	Buy	8/18/10	300,879	286,853	14,026
	Swedish Krona	Sell	8/18/10	1,522,889	1,443,282	(79,607)
	Swiss Franc	Sell	8/18/10	2,974,154	2,929,412	(44,742)

WestPac
	Canadian Dollar	Buy	8/18/10	12,244	12,209	35
	Euro	Buy	8/18/10	1,513,443	1,490,825	22,618
	Japanese Yen	Buy	8/18/10	1,500,757	1,473,985	26,772
	New Zealand Dollar	Sell	8/18/10	308,094	301,843	(6,251)
	Swedish Krona	Buy	8/18/10	1,558,644	1,475,684	82,960
	Swiss Franc	Sell	8/18/10	3,073,979	3,040,667	(33,312)

Total						$1,068,409

Putnam Absolute Return 700 Fund

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Bund 10 yr (Long)	1	$167,822	Sep-10	$1,036
S&P 500 Index E-Mini (Short)	329	18,066,213	Sep-10	(1,400,363)
S&P Mid Cap 400 Index E-Mini (Long)	133	10,092,040	Sep-10	435,281
U.K. Gilt 10 yr (Short)	1	190,722	Sep-10	(3,534)
U.S. Treasury Bond 20 yr (Long)	231	29,734,031	Sep-10	899,673
U.S. Treasury Bond 30 yr (Long)	123	16,635,750	Sep-10	413,482
U.S. Treasury Note 2 yr (Short)	549	120,299,625	Sep-10	(93,463)
U.S. Treasury Note 5 yr (Short)	153	18,333,703	Sep-10	(435,233)
U.S. Treasury Note 10 yr (Short)	261	32,315,063	Sep-10	(474,648)

Total				$(657,769)

Putnam Absolute Return 700 Fund
WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $12,314,122) (Unaudited)
	Contract amount	Expiration date/
	/number of contracts	strike price	Value

S&P 500 Index Depository Receipts (SPDR Trust Series 1) (Put) (F)	448,081	Dec-10/$90.00	$785,405
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$6,924,000	Aug-11/4.49	752,362
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a
fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing January 17, 2022.	24,852,200	Jan-12/4.80	3,030,477
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	40,681
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,943,000	Aug-11/4.475	530,878
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	25,480
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	6,924,000	Aug-11/4.49	55,254
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	3,462,000	Aug-11/4.55	391,968
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	9,667
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	1,711,000	Aug-11/4.70	214,645
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,407,000	Jul-11/4.5475	21,634
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	44,972
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,407,000	Jul-11/4.5475	391,090
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,814,000	Jul-11/4.52	767,665
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	24,852,200	Jan-12/4.80	263,433
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	784,400	Sep-10/4.02	74,400
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	173,866
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	2,461,160	Feb-15/5.36	85,648
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	2,461,160	Feb-15/5.36	274,912
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,007,860	Feb-15/5.27	184,264
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	5,007,860	Feb-15/5.27	535,686
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	4,527,700	Apr-12/4.8675	58,414
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	4,527,700	Apr-12/4.8675	550,190
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	14,911,320	Jan-12/4.72	1,729,564
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	3,400,200	Mar-11/4.7375	4,216
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	3,400,200	Mar-11/4.665	4,726
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	16,394,100	Oct-10/4.02	3,443
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	16,394,100	Oct-10/4.02	1,528,586
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	784,400	Sep-10/4.02	48

Total			$12,533,574

Putnam Absolute Return 700 Fund
TBA SALE COMMITMENTS OUTSTANDING at 7/31/10 (proceeds receivable $118,174,414) (Unaudited)
	Principal	Settlement
Agency	amount	date	Value

FHLMC, 6s, August 1, 2040	$67,000,000	8-12-10	$72,765,665
FHLMC, 6s, July 1, 2040	42,000,000	7-14-10	45,681,560

Total			$118,447,225

Putnam Absolute Return 700 Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$76,934,100		$(14,750)	6/4/12	1.24%	3 month USD-LIBOR-BBA	$(848,671)

CAD	3,510,000		--	6/10/15	3 month CAD-BA-CDOR	3.01%	103,936

CAD	980,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(39,196)

CAD	4,130,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(39,153)

GBP	6,420,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	41,142

GBP	3,760,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(68,750)

	$42,761,800		(1,820)	7/23/12	0.80%	3 month USD-LIBOR-BBA	(61,804)

	70,307,900		42,065	7/23/15	1.90%	3 month USD-LIBOR-BBA	(439,942)

Barclays Bank PLC
AUD	1,140,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	27,445

	$2,108,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(202,694)

AUD	1,230,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(13,683)

AUD	3,600,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	(21,123)

	$8,900,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	41,047

Citibank, N.A.
GBP	24,060,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	68,367

GBP	19,260,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(116,192)

GBP	5,700,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	15,317

	$46,603,400		22,838	7/9/12	0.96%	3 month USD-LIBOR-BBA	(209,160)

	60,664,200		11,622	7/9/20	3 month USD-LIBOR-BBA	3.01%	800,311

Credit Suisse
International
CHF	3,550,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(4,436)

CHF	11,240,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(14,387)

CHF	11,240,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(16,965)

CHF	11,240,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(7,352)

	$2,108,900		(558)	6/23/14	3 month USD-LIBOR-BBA	1.896%	43,641

GBP	4,840,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(15,834)

GBP	2,670,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	5,936

Deutsche Bank AG
	$78,788,600		(49,573)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(131,899)

	56,941,800		133,392	7/27/20	3 month USD-LIBOR-BBA	2.94%	419,705

Goldman Sachs International
AUD	547,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	11,296

AUD	1,790,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	37,353

	$48,691,600		(17,510)	7/13/12	0.93%	3 month USD-LIBOR-BBA	(226,186)

	40,937,500		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	318,978

	32,475,100		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(244,382)

	1,956,700		690	5/12/13	1.64%	3 month USD-LIBOR-BBA	(39,757)

CHF	12,180,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(3,637)

AUD	1,050,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	22,385

	$51,668,500		(121,057)	6/16/15	2.33%	3 month USD-LIBOR-BBA	(1,700,886)

JPMorgan Chase
Bank, N.A.
AUD	1,230,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(23,072)

AUD	922,500		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(18,975)

	$2,108,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(189,539)

	32,475,100		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(214,130)

AUD	320,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	10,078

	$70,588,800		3,444	5/20/12	1.12%	3 month USD-LIBOR-BBA	(659,670)

JPY	550,920,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(38,398)

JPY	1,376,560,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	16,392

CAD	4,730,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(36,564)

CAD	1,060,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(35,661)

CAD	3,740,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	94,079

AUD	922,500		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(10,831)

JPY	22,600,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	3,290

JPY	30,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(3,549)

JPY	2,387,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(144,846)

JPY	631,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	130,956

JPY	2,966,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	29,732

	$5,543,400		(20,428)	7/16/40	3 month USD-LIBOR-BBA	3.88%	181,203

	40,937,500		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	326,785

Total							$(3,091,950)

(E) See Total return swap contracts note and/or Interest rate swap contracts note(s) regarding extended effective dates.

Putnam Absolute Return 700 Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$264,041		$--	1/12/40	(4.00%)1 month	Synthetic TRS	$2,742
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

	521,511		--	1/12/40	4.50% (1 month	Synthetic TRS	(7,411)
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

	252,595		--	1/12/40	(5.00%)1 month	Synthetic TRS	3,076
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

	15,391,165		--	1/12/38	(6.50%) 1 month	Synthetic TRS	84,207
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	15,373,483		--	1/12/39	5.50% (1 month	Synthetic TRS	(124,411)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	15,373,483		--	1/12/39	5.50% (1 month	Synthetic TRS	(124,411)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	15,391,165		--	1/12/38	(6.50%) 1 month	Synthetic TRS	84,207
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	4,867,722		--	1/12/39	5.50% (1 month	Synthetic TRS	(39,393)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	3,000,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(16,346)
						UK Retail Price
						Index

baskets	135,751		--	6/3/11	3 month USD-	A basket	818,515
					LIBOR-BBA minus	(CGPUTSB2)
					0.65%	of common stocks

Credit Suisse
International
units	626		--	7/12/11	(3 month USD-	The Middle East	8,333
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT

units	387		--	7/12/11	(3 month USD-	The Middle East	4,137
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT3

units	596		--	7/12/11	(3 month USD-	The Middle East	6,904
					LIBOR-BBA)	Custom Basket
						Index currently
						sponsored
						by Credit Suisse
						ticker CSGCCPUT2

Deutsche Bank AG
	$264,041		--	1/12/40	4.00% (1 month	Synthetic TRS	(2,742)
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

	521,511		--	1/12/40	(4.50%)1 month	Synthetic TRS	7,411
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

	252,595		--	1/12/40	5.00% (1 month	Synthetic TRS	(3,076)
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

Goldman Sachs
International	1,500,000		--	7/28/11	(0.685%)	USA Non Revised	645
						Consumer Price
						Index- Urban
						(CPI-U)

	1,500,000		--	7/29/11	(0.76%)	USA Non Revised	(495)
						Consumer Price
						Index- Urban
						(CPI-U)

	1,500,000		--	7/30/11	(0.73%)	USA Non Revised	(75)

					Consumer Price
					Index- Urban
					(CPI-U)

baskets	3,363	--	11/24/10	(3 month USD-	A basket	(153,527)
				LIBOR-BBA plus	(GSPMTGCC)
				85 bp)	of common stocks

UBS, AG
shares	130,053	--	3/4/11	3 month USD-	iShares MSCI	578,076
				LIBOR-BBA minus	Emerging Markets
				.05%	Index

baskets	80,000	--	7/27/11	(1 month USD-	A basket	23,795
				LIBOR-BBA)	(UBSPBKL)
					of common stocks

baskets	80,000	--	7/27/11	(1 month USD-	A basket	(89,208)
				LIBOR-BBA)	(UBSPBKS)
					of common stocks

Total						$1,060,953

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standard Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on securities valuation inputs.

Putnam Absolute Return 700 Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	appreciation

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(4,006)	$450,000	12/20/19	(100 bp)	$23,692

Total						$23,692

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010.

Key to holding's currency abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets as follows:

500 Fund	$580,550,616
700 Fund	515,310,682

(b) The aggregate identified cost on a tax basis is as follows:

	Cost	Appreciation	Depreciation	Net Appreciation

500 Fund	$721,741,014	$14,841,933	$(8,252,142)	$6,589,791
700 Fund	664,351,592	16,731,878	(8,520,453)	8,211,425

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The funds invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the funds are recorded as interest income and totaled $91,225 and $53,307 (for 500 Fund and 700 Fund, respectively) for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated as follows:

	Cost of purchases	Proceeds of sales

500 Fund	$413,008,031	$402,750,820
700 Fund	352,491,303	362,542,420

Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund's maintained liquid assets to cover certain derivatives contracts as follows:

500 Fund	$197,346,694
700 Fund	288,281,382

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The funds had average contract amounts of approximately $43,800,000 and $40,600,000 (for 500 Fund and 700 Fund, respectively) on purchased options contracts for the reporting period.

The funds had average contract amounts of approximately $165,300,000 and $178,000,000 (for 500 Fund and 700 Fund, respectively) on written options contracts for the reporting period.

Each of the funds had average contract amounts of approximately 1,000 on futures contracts for the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The funds had average contract amounts of approximately $200,000 and $300,000 (for 500 Fund and 700 Fund, respectively) on forward currency contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Each of the funds had average notional amounts of approximately $40,000,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The funds had average notional amounts of approximately $682,400,000 and $781,200,000 (for 500 Fund and 700 Fund, respectively) on interest rate swap contracts for the reporting period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $9,700,000 and $12,800,000 (for 500 Fund and 700 Fund, respectively) on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the funds had net liability positions of $11,172,018 and $11,488,785 (for 500 Fund and 700 Fund, respectively) on derivative contracts subject to the Master Agreements. Collateral posted by the funds totaled $11,253,942 and $10,249,562 (for 500 Fund and 700 Fund, respectively).

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

500 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,965,516	$--	$--

Capital goods	3,750,139	--	--

Communication services	2,380,830	--	--

Conglomerates	305,841	--	--

Consumer cyclicals	8,563,600	--	--

Consumer staples	7,808,660	--	--

Energy	6,395,156	--	--

Financials	9,694,205	--	--

Health care	7,554,276	--	--

Technology	10,874,657	--	--

Transportation	636,988	--	--

Utilities and power	3,069,030	--	--

Total common stocks	63,998,898	--	--

Asset-backed securities	--	19,725,271	--

Commodity linked notes	--	21,710,870	--

Convertible bonds and notes	--	742,225	--

Corporate bonds and notes	--	50,093,990	--

Mortgage-backed securities	--	164,875,737	--

Purchased options outstanding	--	4,074,476	--

Senior loans	--	752,179	--

U.S. Government Agency Obligations	--	3,348,265	--

U.S. Government and Agency Mortgage Obligations	--	136,509,373	--

Short-term investments	49,954,681	212,544,840	--

Totals by level	$113,953,579	$614,377,226	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$815,726	$--

Futures contracts	(978,665)	--	--

Written options	--	(11,268,867)	--

TBA sale commitments	--	(111,562,967)	--

Interest rate swap contracts	--	(4,750,777)	--

Total return swap contracts	--	862,825	--

Credit default contracts	--	23,390	--
Totals by level	$(978,665)	$(125,880,670)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Credit contracts	$23,390	$--

Foreign exchange contracts	1,822,705	1,006,979

Equity contracts	3,218,062	2,752,767

Interest rate contracts	5,875,377	18,401,680

Total	$10,939,534	$22,161,426

700 Fund

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,920,760	$--	$--

Capital goods	3,693,504	--	--

Communication services	2,344,859	--	--

Conglomerates	301,195	--	--

Consumer cyclicals	8,434,071	--	--

Consumer staples	7,690,639	--	--

Energy	6,298,530	--	--

Financials	9,547,676	--	--

Health care	7,440,214	--	--

Technology	10,710,188	--	--

Transportation	627,364	--	--

Utilities and power	3,022,589	--	--

Total common stocks	63,031,589	--	--

Asset-backed securities	--	27,567,193	--

Commodity linked notes	--	18,868,376	--

Convertible bonds and notes	--	847,400	--

Corporate bonds and notes	--	68,076,852	--

Mortgage-backed securities	--	199,291,714	--

Purchased options outstanding	--	3,360,275	--

Senior loans	--	879,829	--

U.S. Government Agency Obligations	--	2,433,033	--

U.S. Government and Agency Mortgage Obligations	--	142,498,396	--

Short-term investments	14,214,418	131,493,942	--

Totals by level	$77,246,007	$595,317,010	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts to buy	$--	$1,068,409	$--

Futures contracts	(657,769)	--	--

Written options	--	(12,533,574)	--

TBA sale commitments	--	(118,447,225)	--

Interest rate swap contracts	--	(3,080,305)	--

Total return swap contracts	--	1,060,953	--

Credit default contracts	--	27,698	--
Totals by level	$(657,769)	$(131,904,044)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as
hedging instruments under ASC 815	Market value	Market value

Credit contracts	$27,698	$--

Foreign exchange contracts	2,379,856	1,311,447

Equity contracts	3,413,221	2,428,503

Interest rate contracts	5,943,920	18,779,058

Total	$11,764,695	$22,519,008

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Absolute Return 1000 Fund had no holdings as of July 31, 2010.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
7/31/10 (Unaudited)
COMMON STOCKS (96.4%)(a)
	Shares	Value

Airlines (1.7%)
Qantas Airways, Ltd. (Australia) (NON)	36,194	$80,473
Singapore Airlines, Ltd. (Singapore)	4,000	45,960
		126,433

Automotive (4.4%)
Dongfeng Motor Group Co., Ltd. (China)	74,000	103,057
Honda Motor Co., Ltd. (Japan)	3,200	99,931
Nissan Motor Co., Ltd. (Japan) (NON)	15,700	120,081
		323,069

Banking (17.4%)
Australia & New Zealand Banking Group, Ltd. (Australia)	7,982	166,204
Bank of Baroda (India)	5,937	96,321
Bank Rakyat Indonesia (Indonesia)	43,000	47,497
BOC Hong Kong Holdings, Ltd. (Hong Kong)	28,500	72,933
Chiba Bank, Ltd. (The) (Japan)	15,000	91,421
China Construction Bank Corp. (China)	211,000	178,925
DBS Group Holdings, Ltd. (Singapore)	9,000	95,236
Mizuho Financial Group, Inc. (Japan)	23,000	37,315
Mizuho Financial Group, Inc. 144A (Japan)	39,800	64,572
National Australia Bank, Ltd. (Australia)	4,695	106,438
Shinhan Financial Group Co., Ltd. (South Korea)	3,690	150,725
Sumitomo Mitsui Financial Group, Inc. (Japan)	5,300	163,567
		1,271,154

Biotechnology (0.2%)
Sinovac Biotech, Ltd. (China) (NON)	3,600	15,300
		15,300

Broadcasting (0.8%)
Fuji Television Network, Inc. (Japan)	40	57,710
		57,710

Chemicals (2.8%)
JSR Corp. (Japan)	4,200	73,341
Nitto Denko Corp. (Japan)	2,300	79,355
TSRC Corp. (Taiwan)	34,000	49,197
		201,893

Coal (0.7%)
China Shenhua Energy Co., Ltd. (China)	14,000	53,743
		53,743

Computers (3.1%)
Fujitsu, Ltd. (Japan)	22,000	155,564
Wistron Corp. (Taiwan)	43,064	69,675
		225,239

Conglomerates (2.7%)
Mitsui & Co., Ltd. (Japan)	10,900	140,401
Noble Group, Ltd. (Hong Kong)	46,363	56,460
		196,861

Construction (1.6%)
China National Materials Co., Ltd. (China)	150,000	117,265
		117,265

Electric utilities (1.2%)
AGL Energy, Ltd. (Australia)	6,263	83,661
		83,661

Electrical equipment (2.3%)
Mitsubishi Electric Corp. (Japan)	19,000	166,272
		166,272

Electronics (4.0%)
Hoya Corp. (Japan)	3,000	71,633
Samsung Electronics Co., Ltd. (South Korea)	289	198,351
Skyworth Digital Holdings, Ltd. (China)	34,000	24,636
		294,620

Engineering and construction (0.9%)
Daelim Industrial Co. (South Korea)	1,209	68,270
		68,270

Financial (1.5%)
ORIX Corp. (Japan)	1,350	105,818
		105,818

Food (2.6%)
Indofood Sukses Makmur Tbk PT (Indonesia) (NON)	151,000	78,192
Toyo Suisan Kaisha, Ltd. (Japan)	5,000	107,856
		186,048

Gaming and lottery (1.2%)
Sankyo Co., Ltd. (Japan)	1,800	87,994
		87,994

Homebuilding (1.6%)
Daito Trust Construction Co., Ltd. (Japan)	2,200	119,315
		119,315

Insurance (2.3%)
Ping An Insurance (Group) Co., of China, Ltd. (China)
(F)	7,500	65,807
QBE Insurance Group, Ltd. (Australia)	6,862	103,709
		169,516

Investment banking/Brokerage (--%)
BGP Holdings PLC (Malta) (F)	132,965	174
		174

Machinery (2.6%)
Hitachi Construction Machinery Co., Ltd. (Japan)	2,900	59,265
Lonking Holdings, Ltd. (China)	85,000	64,471
Sumitomo Heavy Industries, Ltd. (Japan)	11,000	64,686
		188,422

Medical technology (0.9%)
CSL, Ltd. (Australia)	2,197	65,885
		65,885

Metals (7.3%)
BHP Billiton, Ltd. (Australia) (FWC)	3,892	140,294
BlueScope Steel, Ltd. (Australia) (NON)	23,573	50,661
Rio Tinto, Ltd. (Australia)	3,075	196,798
Vedanta Resources PLC (United Kingdom)	2,046	78,390
Xstrata PLC (United Kingdom)	4,079	65,016
		531,159

Natural gas utilities (2.0%)
Tokyo Gas Co., Ltd. (Japan)	32,000	145,499
		145,499

Office equipment and supplies (1.9%)
Canon, Inc. (Japan)	3,200	138,544
		138,544

Oil and gas (2.2%)
China Petroleum & Chemical Corp. (China)	104,000	83,727
CNOOC, Ltd. (China)	44,000	74,017
		157,744

Pharmaceuticals (2.5%)
Astellas Pharma, Inc. (Japan)	3,300	111,686
Nippon Shinyaku Co., Ltd. (Japan)	6,000	73,700
		185,386

Photography/Imaging (0.9%)
Altek Corp. (Taiwan)	45,000	65,007
		65,007

Publishing (0.6%)
Fairfax Media, Ltd. (Australia)	33,165	44,045
		44,045

Railroads (1.0%)
East Japan Railway Co. (Japan)	1,100	70,676
		70,676

Real estate (4.2%)
CFS Retail Property Trust (Australia) (R)	29,382	49,950
Mirvac Group (Australia) (R)	37,220	44,467
New World Development Co., Ltd. (Hong Kong)	32,000	57,057
Renhe Commercial Holdings Co., Ltd. (China)	328,000	70,634
Wharf (Holdings), Ltd. (Hong Kong)	16,000	87,723

		309,831

Retail (3.4%)
Esprit Holdings, Ltd. (Hong Kong)	18,826	118,405
Hyundai Department Store Co., Ltd. (South Korea)	594	59,312
JB Hi-Fi, Ltd. (Australia)	1,925	33,355
Myer Holdings, Ltd. (Australia)	12,897	40,274
		251,346

Semiconductor (2.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	98,000	190,234
		190,234

Shipping (0.7%)
Mitsui O.S.K. Lines, Ltd. (Japan)	7,000	47,583
		47,583

Software (0.6%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON)	1,316	43,862
		43,862

Telecommunications (3.4%)
China Mobile, Ltd. (China)	14,000	142,106
PT Telekomunikasi (Indonesia)	59,500	56,203
XL Axiata Tbk PT (Indonesia) (NON)	96,500	51,289
		249,598

Telephone (1.5%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	2,600	108,306
		108,306

Tobacco (2.0%)
Japan Tobacco, Inc. (Japan)	45	145,161
		145,161

Toys (1.5%)
Nintendo Co., Ltd. (Japan)	400	111,339
		111,339

Trucks and parts (1.6%)
Aisin Seiki Co., Ltd. (Japan)	4,100	114,644
		114,644

Total common stocks (cost $6,710,375)		$7,034,626

SHORT-TERM INVESTMENTS (5.9%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	428,218	$428,218

Total short-term investments (cost $428,218)		$428,218

TOTAL INVESTMENTS

Total investments (cost $7,138,593) (b)		$7,462,844

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

UBS, AG
units	442	6/14/11	(3 month USD-	MSCI DailyTotal	$6,876
			LIBOR-BBA minus	Return Net
			1.25%)	Emerging Markets
India USD Index

Total					$6,876

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $7,298,058.

(b) The aggregate identified cost on a tax basis is $7,157,395, resulting in gross unrealized appreciation and depreciation of $513,721 and $208,272, respectively, or net unrealized appreciation of $305,449.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $161 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $406,200 and $458,491, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $43,911 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Japan	39.4%
Australia	16.2
China	13.3
South Korea	6.4
Hong Kong	5.8
United States	5.7
Taiwan	5.0
Indonesia	3.1
United Kingdom	1.9
Singapore	1.9
India	1.3

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

Outstanding notional on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$143,406	$706,911	$--

Capital goods	--	676,152	--

Communication services	--	357,904	--

Conglomerates	--	196,861	--

Consumer cyclicals	--	994,818	--

Consumer staples	--	331,209	--

Energy	--	211,487	--

Financials	--	1,790,512	65,981

Health care	15,300	251,271	--

Technology	43,862	775,100	--

Transportation	--	244,692	--

Utilities and power	--	229,160	--

Total common stocks	202,568	6,766,077	65,981

Short-term investments	428,218	--	--

Totals by level	$630,786	$6,766,077	$65,981

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$--	$6,876	$--

Totals by level	$--	$6,876	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$6,876	$--

Total	$6,876	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Putnam Capital Spectrum Fund

The fund's portfolio
7/31/10 (Unaudited)

COMMON STOCKS (49.8%)(a)
	Shares	Value

Airlines (6.1%)
Southwest Airlines Co.	295,500	$3,560,775
UAL Corp. (NON)	215,400	5,113,596
		8,674,371

Banking (1.5%)
JPMorgan Chase & Co.	30,000	1,208,400
Wells Fargo & Co.	34,500	956,685
		2,165,085

Biotechnology (0.9%)
Sequenom, Inc. (NON)	215,200	1,237,400
		1,237,400

Broadcasting (14.2%)
DISH Network Corp. Class A	524,400	10,529,940
EchoStar Corp. Class A (NON)	516,314	9,861,597
		20,391,537

Chemicals (4.1%)
LyondellBasell Industries NV Class A (Netherlands)
(NON)	36,261	652,698
LyondellBasell Industries NV Class B (Netherlands)
(NON)	13,825	248,850
OM Group, Inc. (NON)	55,800	1,506,600
Rhodia SA (France)	88,343	1,826,856
W.R. Grace & Co. (NON)	62,800	1,612,076
		5,847,080

Commercial and consumer services (0.4%)
Orbitz Worldwide, Inc. (NON)	134,900	608,399
		608,399

Computers (1.5%)
Polycom, Inc. (NON)	71,000	2,107,280
		2,107,280

Consumer services (1.5%)
NutriSystem, Inc.	16,000	312,960
WebMD Health Corp. Class A (NON)	39,900	1,846,173
		2,159,133

Energy (oil field) (0.2%)
Stallion Oilfield Holdings, Ltd. (NON)	16,513	305,491
		305,491

Financial (4.0%)
AerCap Holdings NV (Netherlands) (NON)	215,500	2,805,810
NewStar Financial, Inc. (NON)	398,037	2,889,749
		5,695,559

Gaming and lottery (1.4%)
Isle of Capri Casinos, Inc. (NON)	155,500	1,306,200
Pinnacle Entertainment , Inc. (NON)	61,770	670,205
		1,976,405

Health-care services (0.7%)
Lincare Holdings, Inc.	44,850	1,065,636
		1,065,636

Household furniture and appliances (1.1%)
Select Comfort Corp. (NON)	192,780	1,503,684
		1,503,684

Investment banking/Brokerage (2.2%)
Goldman Sachs Group, Inc. (The)	13,200	1,990,824
Och-Ziff Capital Management Group Class A	89,400	1,228,356
		3,219,180

Machinery (2.2%)
International Mining Machinery Holdings, Ltd. (China)
(NON)	2,642,500	1,431,901
Parker Hannifin Corp.	28,300	1,757,996
		3,189,897

Manufacturing (1.0%)
Ingersoll-Rand PLC		30,600	1,146,276
Thermadyne Holdings Corp. (NON)		15,224	207,808
			1,354,084

Medical technology (1.9%)
Alliance Imaging, Inc. (NON)		66,700	280,140
STAAR Surgical Co. (NON)		414,400	2,502,976
			2,783,116

Natural gas utilities (0.1%)
Questar Corp.		10,000	164,500
			164,500

Oil and gas (2.2%)
PetroHawk Energy Corp. (NON)		9,600	151,392
Pioneer Natural Resources Co.		14,400	834,048
QEP Resources, Inc. (NON)		10,000	344,200
Rosetta Resources, Inc. (NON)		85,000	1,875,950
			3,205,590

Power producers (0.8%)
AES Corp. (The) (NON)		110,700	1,141,317
			1,141,317

Restaurants (1.5%)
AFC Enterprises (NON)		57,200	541,684
Domino's Pizza, Inc. (NON)		89,900	1,149,821
Famous Dave's of America, Inc. (NON)		59,800	477,802
			2,169,307

Retail (0.3%)
Talbots, Inc. (The) (NON)		42,700	490,623
			490,623

Telecommunications (--%)
TerreStar Corp. (NON)		84,100	58,870
			58,870

Total common stocks (cost $67,384,447)			$71,513,544

CORPORATE BONDS AND NOTES (14.1%)(a)
		Principal amount	Value

Aerospace and defense (0.1%)
Kratos Defense & Security Solutions, Inc. 144A sr.
notes 10s, 2017		$200,000	$207,250
			207,250

Automotive (0.3%)
Navistar International Corp. sr. notes 8 1/4s, 2021		135,000	142,763
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	200,000	260,050
			402,813

Banking (0.4%)
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		$500,000	510,000
			510,000

Biotechnology (0.1%)
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		105,000	112,875
			112,875

Broadcasting (0.4%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016		65,000	68,575
Gray Television, Inc. 144A company guaranty sr. notes
10 1/2s, 2015		300,000	297,000
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		85,000	96,263
XM Satellite Radio, Inc. 144A sr. notes 11 1/4s, 2013		150,000	163,125
			624,963

Cable television (0.5%)
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		335,000	354,263
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		50,000	50,750
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		225,000	253,125
			658,138

Chemicals (0.6%)
Huntsman International, LLC 144A sr. sub. notes
8 5/8s, 2020		500,000	490,000
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		250,000	255,000
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		135,000	142,088
			887,088

Coal (0.1%)
International Coal Group, Inc. sr. notes 9 1/8s, 2018		95,000	99,038
			99,038

Commercial and consumer services (0.4%)
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		500,000	523,750
			523,750

Computers (0.4%)
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		319,500	303,525
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		250,000	255,625
			559,150

Construction (0.1%)
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		70,000	75,863
			75,863

Consumer finance (0.6%)
American General Finance Corp. sr. unsec. notes Ser.
MTNH, 4 5/8s, 2010		400,000	399,000
GMAC, Inc. 144A company guaranty sr. unsec. notes 8s,
2020		500,000	515,625
			914,625

Consumer services (0.1%)
Avis Budget Car Rental, LLC 144A company guaranty sr.
notes 9 5/8s, 2018		125,000	130,313
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		40,000	44,400
			174,713

Containers (0.4%)
BBC Holding Corp. sr. notes 8 7/8s, 2014		85,000	84,788
Berry Plastics Corp. 144A sr. notes 9 1/2s, 2018		300,000	282,000
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		130,000	135,850
			502,638

Electronics (1.0%)
Advanced Micro Devices, Inc. 144A sr. unsec. notes
8 1/8s, 2017		160,000	168,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		501,039	473,482
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018		700,000	722,750
			1,364,232

Entertainment (0.1%)
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		165,000	171,600
			171,600

Financial (0.6%)
FireKeepers Development Authority 144A sr. sec. notes
13 7/8s, 2015		450,000	526,500
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		65,000	67,275
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		250,000	260,000
			853,775

Forest products and packaging (1.0%)
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		270,000	250,088
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	70,000	102,504
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$100,000	112,500
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		800,000	738,000
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		275,000	300,438
			1,503,530

Gaming and lottery (1.4%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	135,000	132,131
Harrahs Operating Corp., Inc. 144A sr. notes 12 3/4s,
2018	565,000	549,463
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014	400,000	419,000
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019	90,000	94,050
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017	500,000	522,500
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	105,000	101,850
Pinnacle Entertainment, Inc. 144A sr. sub. notes
8 3/4s, 2020	190,000	185,725
		2,004,719

Homebuilding (0.1%)
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	150,000	161,250
		161,250

Lodging/Tourism (0.1%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	100,000	106,500
		106,500

Machinery (0.2%)
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016	240,000	237,000
		237,000

Manufacturing (1.1%)
General Cable Corp. company guaranty sr. unsec. unsub.
notes FRN 2.908s, 2015	20,000	18,025
RBS Global, Inc./Rexnord Corp. 144A company guaranty
sr. unsec. notes 8 1/2s, 2018	500,000	505,000
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 11 1/2s, 2014	990,000	1,002,375
		1,525,400

Medical services (0.1%)
DaVita, Inc. company guaranty 6 5/8s, 2013	194,000	196,668
		196,668

Oil and gas (2.0%)
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	500,000	431,875
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	255,000	281,138
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	250,000	256,250
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	250,000	278,750
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	480,000	508,800
Plains Exploration & Production Co. company guaranty
7s, 2017	250,000	247,188
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	200,000	232,000
Rosetta Resources, Inc. 144A company guaranty sr.
unsec. notes 9 1/2s, 2018	610,000	629,825
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	200,000	213,000
		3,078,826

Power producers (0.1%)
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	174,000	173,565
		173,565

Railroads (--%)
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	60,000	64,950
		64,950

Real estate (0.2%)
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	200,000	226,500
		226,500

Restaurants (0.3%)
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018	400,000	407,000
		407,000

Retail (0.3%)
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015	80,000	56,000
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	300,000	321,750

United Auto Group, Inc. company guaranty 7 3/4s, 2016	80,000	77,000
		454,750

Technology services (0.4%)
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021	195,000	207,188
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	290,000	336,400
		543,588

Telecommunications (0.6%)
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)	170,000	181,900
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014	250,000	261,250
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	195,000	215,475
Sprint Nextel Corp. sr. notes 8 3/8s, 2017	180,000	188,100
		846,725

Textiles (--%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014	10,000	9,500
		9,500

Total corporate bonds and notes (cost $19,026,926)		$20,182,982

CONVERTIBLE BONDS AND NOTES (2.9%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$1,805,000	$1,791,463
CompuCredit Corp. cv. sr. unsec. unsub. notes 3 5/8s,
2025	655,000	437,213
Iconix Brand Group, Inc. cv. sr. sub. notes 1 7/8s,
2012	266,000	255,028
Leap Wireless International, Inc. cv. sr. unsec. notes
4 1/2s, 2014	200,000	172,500
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 5 1/4s, 2011	120,000	115,200
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	74,000	68,358
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. unsec. notes 3s, 2015	182,000	174,392
Penn Virginia Corp. cv. sr. unsec. sub. notes 4 1/2s,
2012	700,000	666,750
Sirius Satellite Radio, Inc. cv. sr. unsec. notes
3 1/4s, 2011	488,000	468,480

Total convertible bonds and notes (cost $3,412,183)		$4,149,384

SENIOR LOANS (2.4%)(a)(c)
	Principal amount	Value

AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	$400,000	$394,375
Calpine Corp. bank term loan FRN Ser. B, 3.415s, 2014	23,673	22,437
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	250,000	245,313
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	250,000	245,313
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014	115,000	123,984
Revlon Consumer Products bank term loan FRN 6s, 2015	498,750	487,918
Swift Transportation Co., Inc. bank term loan FRN
6.563s, 2014	492,401	478,399
Telecordia Technologies, Inc. bank term loan FRN
6 3/4s, 2016	375,000	371,719
Visteon Corp. bank term loan FRN Ser. B1, 5 1/4s, 2013	1,000,000	1,072,500

Total senior loans (cost $3,432,469)		$3,441,958

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv.
pfd. (R)	97,508	$1,983,683

Total convertible preferred stocks (cost $1,360,496)		$1,983,683

PREFERRED STOCKS (1.2%)(a)
	Shares	Value

Strategic Hotels & Resorts Ser. A, $2.13 cum. pfd. (R)	83,118	$1,729,686

Total preferred stocks (cost $1,092,508)		$1,729,686

SHORT-TERM INVESTMENTS (23.1%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.12% (e)	17,075,297	$17,075,297
U.S. Treasury Bills with an effective yield of 0.19%,
March 10, 2011 (SEGSH)	$1,400,000	1,398,386
U.S. Treasury Bills with an effective yield of 0.32%,
November 18, 2010 (SEGSH)	785,000	788,357
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.24%, June 2, 2011 (SEGSH)	6,000,000	5,987,889
U.S. Treasury Bills with effective yields ranging from
0.27% to 0.29%, December 16, 2010 (SEGSH)	7,894,000	7,885,552

Total short-term investments (cost $33,131,374)	$33,135,481

TOTAL INVESTMENTS

Total investments (cost $128,840,403) (b)	$136,136,718

Key to holding's currency abbreviations

EUR	Euro
USD / $	United States Dollar

Key to holding's abbreviations

FRN	Floating Rate Notes
MTNH	Medium Term Notes Class H
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $143,484,024.

(b) The aggregate identified cost on a tax basis is $128,839,465, resulting in gross unrealized appreciation and depreciation of $10,521,973 and $3,224,720, respectively, or net unrealized appreciation of $7,297,253.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEGSH) These securities, in part or in entirety, were segregated for securities sold short at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,719 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,562,478 and $35,647,732, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $5,106,684 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Securities sold short at 7/31/10 (Unaudited)

INVESTMENT COMPANIES (2.6%)(a)	Shares	Value

SPDR ETF Trust	33,300	$3,671,991

Total investment companies (cost $3,692,918)		$3,671,991

COMMON STOCKS (1.0%)(a)	Shares	Value

Medical technology (0.8%)

Intuitive Surgical, Inc. (NON)	3,700	$1,214,969

		1,214,969

Restaurants (0.2%)

Texas Roadhouse, Inc. Class A (NON)	16,300	219,724

		219,724

Total common stocks (cost $1,434,693)		$1,434,693

Total securities sold short (proceeds $5,121,058)		$5,106,684

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,847,080	$--	$--

Capital goods	3,112,080	1,431,901	--

Communication services	58,870	--	--

Consumer cyclicals	24,970,648	--	--

Consumer staples	4,328,440	--	--

Energy	3,205,590	305,491	--

Financial	11,079,824	--	--

Health care	5,086,152	--	--

Technology	2,107,280	--	--

Transportation	8,674,371	--	--

Utilities and power	1,305,817	--	--

Total common stocks	69,776,152	1,737,392	--

Convertible bonds and notes	--	4,149,384	--

Convertible preferred stocks	--	1,983,683	--

Corporate bonds and notes	--	20,182,982	--

Preferred stocks	1,729,686	--	--

Senior loans	--	3,441,958	--

Short-term investments	17,075,297	16,060,184	--

Totals by level	$88,581,135	$47,555,583	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Securities sold short	$(5,106,684)	$--	$--

Totals by level	$(5,106,684)	$--	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments

Putnam Equity Spectrum Fund

The fund's portfolio
7/31/10 (Unaudited)
COMMON STOCKS (63.4%)(a)
	Shares	Value

Airlines (9.0%)
Southwest Airlines Co.	240,900	$2,902,845
UAL Corp. (NON)	283,200	6,723,168
		9,626,013

Banking (1.0%)
JPMorgan Chase & Co.	16,700	672,676
Wells Fargo & Co.	12,670	351,339
		1,024,015

Biotechnology (2.3%)
Sequenom, Inc. (NON)	423,700	2,436,275
		2,436,275

Broadcasting (15.3%)
DISH Network Corp. Class A	442,600	8,887,408
EchoStar Corp. Class A (NON)	395,430	7,552,713
		16,440,121

Chemicals (4.5%)
OM Group, Inc. (NON)	36,800	993,600
Rhodia SA (France)	127,975	2,646,410
W.R. Grace & Co. (NON)	45,400	1,165,418
		4,805,428

Coal (1.0%)
James River Coal Co. (NON)	62,400	1,092,624
		1,092,624

Commercial and consumer services (0.7%)
Orbitz Worldwide, Inc. (NON)	163,100	735,581
		735,581

Computers (0.8%)
Polycom, Inc. (NON)	28,600	848,848
		848,848

Consumer services (2.0%)
Avis Budget Group, Inc. (NON)	91,000	1,122,940
NutriSystem, Inc.	12,000	243,326
WebMD Health Corp. Class A (NON)	17,100	791,217
		2,157,483

Financial (4.1%)
AerCap Holdings NV (Netherlands) (NON)	154,500	2,011,590
NewStar Financial, Inc. (NON)	327,179	2,375,320
		4,386,910

Gaming and lottery (2.4%)
Isle of Capri Casinos, Inc. (NON)	117,000	982,800
Lakes Entertainment, Inc. (NON)	426,500	1,074,780
Pinnacle Entertainment , Inc. (NON)	47,334	513,574
		2,571,154

Health-care services (1.7%)
Lincare Holdings, Inc.	75,400	1,791,504
		1,791,504

Household furniture and appliances (0.6%)
Select Comfort Corp. (NON)	80,102	624,796
		624,796

Investment banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	10,200	1,538,364
Och-Ziff Capital Management Group Class A	30,500	419,070
		1,957,434

Machinery (2.3%)
International Mining Machinery Holdings, Ltd. (China)
(NON)	1,727,500	936,087
Parker Hannifin Corp.	24,700	1,534,364
		2,470,451

Manufacturing (0.8%)

Ingersoll-Rand PLC	20,000	749,200
Thermadyne Holdings Corp. (NON)	7,676	104,777
		853,977

Medical technology (2.3%)
Alliance Imaging, Inc. (NON)	153,900	646,380
STAAR Surgical Co. (NON)	292,300	1,765,492
		2,411,872

Natural gas utilities (0.1%)
Questar Corp.	4,200	69,090
		69,090

Oil and gas (3.4%)
PetroHawk Energy Corp. (NON)	53,800	848,426
Pioneer Natural Resources Co.	34,200	1,980,864
QEP Resources, Inc. (NON)	4,200	144,564
Rosetta Resources, Inc. (NON)	32,000	706,240
		3,680,094

Pharmaceuticals (3.2%)
Akorn, Inc. (NON)	794,000	2,890,160
Biospecifics Technologies Corp. (NON)	22,132	533,160
		3,423,320

Power producers (0.4%)
AES Corp. (The) (NON)	43,300	446,423
		446,423

Restaurants (3.1%)
AFC Enterprises (NON)	93,700	887,339
Domino's Pizza, Inc. (NON)	110,900	1,418,411
Famous Dave's of America, Inc. (NON)	132,200	1,056,278
		3,362,028

Retail (0.6%)
Talbots, Inc. (The) (NON)	56,100	644,589
		644,589

Telecommunications (--%)
TerreStar Corp. (NON)	69,700	48,790
		48,790
Total common stocks (cost $63,696,415)		$67,908,820

SHORT-TERM INVESTMENTS (31.9%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for effective yields from 0.23% to
0.24%, June 2, 2011 (SEGSH)	$7,599,000	$7,584,106
U.S. Treasury Bills for effective yields from 0.19% to
0.28%, March 10, 2011 (SEGSH)	4,800,000	4,794,096
U.S. Treasury Bills for effective yields from 0.27% to
0.29%, December 16, 2010 (SEGSH)	3,221,000	3,218,971
U.S. Treasury Bills for an effective yield of 0.24%,
November 18, 2010 (SEGSH)	1,269,000	1,268,416
Putnam Money Market Liquidity Fund 0.12% (e)	17,326,285	17,326,285

Total short-term investments (cost $34,187,843)		$34,191,874

TOTAL INVESTMENTS

Total investments (cost $97,884,258) (b)		$102,100,694

Securities sold short at 7/31/10 (Unaudited)

COMMON STOCKS (1.0%)(a)	Shares	Value

Medical technology (0.8%)
Intuitive Surgical, Inc. (NON)	2,500	820,925
		820,925

Restaurants (0.2%)
Texas Roadhouse, Inc. Class A (NON)	15,000	202,200
		202,200

Total common stocks (cost $1,008,835)		$1,023,125

INVESTMENT COMPANIES (2.3%)(a)	Shares	Value

S&P 500 Index Depository Receipts (SPDR Trust Series 1)	22,400	$2,470,048

Total investment companies (cost $2,484,125)		$2,470,048

Total securities sold short (proceeds $3,492,960)		$3,493,173

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2010 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $107,096,036.

(b) The aggregate identified cost on a tax basis is $97,883,769, resulting in gross unrealized appreciation and depreciation of $6,755,567 and $2,538,642, respectively, or net unrealized appreciation of $4,216,925.

(NON) Non-income-producing security.

(SEGSH) These securities, in part or in entirety, were segregated for securities sold short at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,016 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $46,592,490 and $32,838,506, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $3,493,173 to cover certain derivatives contracts.

Security valuation: Investments (including securities sold short, if any) for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense. While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian.

All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,805,428	$--	$--

Capital goods	2,388,341	936,087	--

Communication services	48,790	--	--

Consumer cyclicals	21,016,241	--	--

Consumer staples	5,519,511	--	--

Energy	4,772,718	--	--

Financials	7,368,359	--	--

Health care	10,062,971	--	--

Technology	848,848	--	--

Transportation	9,626,013	--	--

Utilities and power	515,513	--	--

Total common stocks	66,972,733	936,087	--

Short-term investments	17,326,285	16,865,589	--

Totals by level	$84,299,018	$17,801,676	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Securities sold short	$--	$(3,493,173)	$--

Totals by level	$--	$(3,493,173)	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Global Sector Fund

The fund's portfolio
7/31/10 (unaudited)

	Shares	Value

Global Sector Funds* 99.5%
Putnam Global Consumer Fund (Class Y)	14,972	$202,575
Putnam Global Financials Fund (Class Y)	17,102	214,627
Putnam Global Health Care Fund (Class Y)	2,183	97,109
Putnam Global Industrials Fund (Class Y)	8,396	111,577
Putnam Global Natural Resources Fund (Class Y)	9,908	174,975
Putnam Global Technology Fund (Class Y)	8,474	120,920
Putnam Global Telecommunications Fund (Class Y)	3,897	45,553
Putnam Global Utilities Fund (Class Y)	4,241	44,661

Total Global Sector Funds (cost $1,028,241)		$1,011,997

Fixed Income Funds* 0.5%
Putnam Money Market Fund (Class A)	4,958	$4,958

Total Fixed Income Funds (cost $4,958)		$4,958

Total Investments (cost $1,033,199)		$1,016,955

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from April 31, 2010 (commencement of operations) through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,016,757.

(b) The aggregate identified cost on a tax basis is $1,033,199, resulting in gross unrealized appreciation and depreciation of $21,931 and $38,175, respectively, or net unrealized depreciation of $16,244.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAV’s of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAV’s of the underlying Putnam Funds are determined based on the policies contained in each of the underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Global sector funds	$1,011,997	$--	$--

Fixed income funds	4,958	--	--

Totals by level	$1,016,955	$--	$--

Transactions with affiliated issuers

Putnam Global Sector Fund

Affiliates	Purchase cost	Sale proceeds	Investment income	Value

Putnam Global Consumer Fund	$ 217,213	$ 11,588	$ -	$ 202,575

Putnam Global Financial Fund	230,520	12,298	-	214,627

Putnam Global Health Care Fund	109,541	5,844	-	97,109

Putnam Global Industrials Fund	118,230	6,307	-	111,577

Putnam Global Natural Resources Fund	194,997	10,403	-	174,975

Putnam Global Technology Fund	132,307	7,058	-	120,920

Putnam Global Telecommunications Fund	44,762	2,388	-	45,553

Putnam Global Utilities Fund	46,941	2,488	309	44,661

Putnam Money Market Fund	5,609	651	-	4,958

Totals	$ 1,100,120	$ 59,025	$ 309	$ 1,016,955

Market values are shown for those securities affiliated at period end.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010